                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04801
                                   ---------------------------------------------

                             SunAmerica Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                Vincent M. Marra
                 Senior Vice President & Chief Operating Officer
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                   -----------------------------

Date of fiscal year end: September 30, 2004
                        --------------------------

Date of reporting period:  March 31, 2005
                         -------------------------

Item 1. Reports to Stockholders

        SunAmerica Equity Funds, Semiannual Report at March 31, 2005.

                                    [GRAPHIC]


  SunAmerica

                                                                   Equity Funds

                                             2005 SEMIANNUAL REPORT


     [LOGO]

AIG Sun America
    Mutual Funds

        March 31, 2005                                         SEMIANNUAL REPORT

SUNAMERICA EQUITY FUNDS

SunAmerica Blue Chip Growth Fund (SVLAX)

SunAmerica Growth Opportunities Fund (SGWAX)

SunAmerica New Century Fund (SEGAX)

SunAmerica Growth and Income Fund (SEIAX)

SunAmerica Balanced Assets Fund (SBAAX)

SunAmerica International Equity Fund (SIEAX)

SunAmerica Value Fund (SSVAX)

SunAmerica Biotech/Health Fund (SBHAX)

Tax Managed Equity Fund (TXMAX)

                        Table of Contents

SHAREHOLDER LETTER..........................................................  2
EXPENSE EXAMPLE.............................................................  3
STATEMENT OF ASSETS AND LIABILITIES.........................................  5
STATEMENT OF OPERATIONS.....................................................  9
STATEMENT OF CHANGES IN NET ASSETS.......................................... 12
FINANCIAL HIGHLIGHTS........................................................ 17
PORTFOLIO OF INVESTMENTS.................................................... 26
NOTES TO FINANCIAL STATEMENTS............................................... 53
APPROVAL OF ADVISORY AGREEMENTS............................................. 72
TRUSTEE AND OFFICER INFORMATION............................................. 76

        Shareholder Letter

Dear Shareholder:

We are pleased to present this Semi-Annual Report for the SunAmerica Equity Funds, and to take this opportunity to discuss the economic and market conditions that have shaped the investment environment in the six-months ended March 31, 2005.

The period was marked by contrasting quarters, with the equities markets rebounding significantly in the fourth calendar quarter 2004, while results were more mixed during the first three months of 2005. For instance, the S&P 500 Index declined 2.5% in January, advanced 1.9% in February, only to fall another 1.9% in March on renewed inflation and interest rate concerns.

The Funds' fiscal year opened on a positive note with stocks rallying across the board. Investor optimism was fueled by a combination of political and economic factors. The results of the November election were largely seen as favorable for the stock market. A second Bush administration raised the probability of permanent tax cuts and continued pro-growth policies. Despite ongoing geo-political unrest, the economy continued to expand at a moderate pace. Corporate earnings were strong and employment grew. The Federal Reserve Bank's measured approach to tightening the money quelled investor uncertainty and inflation remained subdued.

Small and mid-cap stocks gained significantly in the fourth calendar quarter. All S&P sectors delivered positive returns during the first three months of the period. Technology and Consumer Discretionary sectors outperformed the broader market, while the Energy and Healthcare sectors were laggards.

Following the impressive late-year rally, sentiment changed significantly with the New Year. Commodity prices rose across the board, threatening to hamper corporate profit margins. Uneven jobs growth, a downturn in consumer spending and speculation that the Federal Reserve Bank might move more aggressively to tighten the money supply dampened investor optimism. Economic growth slowed as the lagged effects of higher oil prices and increasing interest rates took hold. The dollar collapsed, hitting new lows versus the euro. Fears of an economic downturn emerged and continued funding of the current account deficit weighed heavily on the minds of investors. While there were some pockets of strength, the equity markets in general reflected these concerns, and ended the reporting period down.

As the market turned more conservative in January, large-cap stocks gained favor, particularly the value category. In terms of industry groups, Energy and Utilities were the best performing sectors of the S&P 500 Index in the first quarter 2005, while the Financial, Technology, and Telecom sectors under-performed.

Thank you for your continued investment in our Funds and we encourage you to visit our website, www.sunamericafunds.com for more information.

Sincerely,

The AIG SunAmerica Equity Funds Investment Professionals

   Brian Clifford   Allison Larkin   Gregory Parker          Andrew Sheridan
   Heather Doucette James Monaghan   Timothy Pettee
   Jeff Easter      Steve Neimeth    Dawn Schuchman
   Francis Gannon   Chad Palumbo     Hans Danielsson, AIGGIC

--------
Past performance is no guarantee of future results.

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- March 31, 2005 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund in the SunAmerica Equity Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (applicable to International Equity Fund only) and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2004 and held until March 31, 2005.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During The Six Months Ended March 31, 2005" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, Class X, and Class Z the "Expenses Paid During The Six Months Ended March 31, 2005" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During The Six Months Ended March 31, 2005" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or the retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During The Six Months Ended March 31, 2005" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, Class X, and Class Z the "Expenses Paid During The Six Months Ended March 31, 2005" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During The Six Months Ended March 31, 2005" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or the retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During The Six Months Ended March 31, 2005" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (International Equity Fund only); small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- March 31, 2005 -- (unaudited) (continued)

                                           Actual                                 Hypothetical
                          ----------------------------------------- -----------------------------------------
                                                                                  Ending Account
                                        Ending Account Expense Paid                Value using   Expense Paid
                                         Value Using    During the                a Hypothetical  During the   Expense
                            Beginning       Actual      Six Months    Beginning     5% Assumed    Six Months    Ratio
                          Account Value   Return at       Ended     Account Value   Return at       Ended       as of
                          at October 1,   March 31,     March 31,   at October 1,   March 31,     March 31,   March 31,
                              2004           2005          2005         2004           2005          2005       2005*
                          ------------- -------------- ------------ ------------- -------------- ------------ ---------
Blue Chip Growth Fund
  Class A................   $1,000.00     $1,031.94       $ 8.00      $1,000.00     $1,017.05       $ 7.95      1.58%
  Class B................   $1,000.00     $1,027.56       $11.68      $1,000.00     $1,013.41       $11.60      2.31%
  Class C................   $1,000.00     $1,026.88       $12.33      $1,000.00     $1,012.76       $12.24      2.44%
  Class I#...............   $1,000.00     $1,033.17       $ 6.74      $1,000.00     $1,018.30       $ 6.69      1.33%
Growth Opportunities Fund
  Class A................   $1,000.00     $1,098.90       $ 8.53      $1,000.00     $1,016.80       $ 8.20      1.63%
  Class B................   $1,000.00     $1,095.36       $12.02      $1,000.00     $1,013.46       $11.55      2.30%
  Class C................   $1,000.00     $1,095.51       $12.17      $1,000.00     $1,013.31       $11.70      2.33%
  Class I#...............   $1,000.00     $1,100.36       $ 6.96      $1,000.00     $1,018.30       $ 6.69      1.33%
New Century Fund
  Class A................   $1,000.00     $1,133.38       $ 8.30      $1,000.00     $1,017.15       $ 7.85      1.56%
  Class B................   $1,000.00     $1,129.48       $12.37      $1,000.00     $1,013.31       $11.70      2.33%
  Class C#...............   $1,000.00     $1,130.90       $11.37      $1,000.00     $1,014.26       $10.75      2.14%
Growth and Income Fund
  Class A................   $1,000.00     $1,079.08       $ 7.93      $1,000.00     $1,017.30       $ 7.70      1.53%
  Class B................   $1,000.00     $1,075.35       $11.33      $1,000.00     $1,014.01       $11.00      2.19%
  Class C................   $1,000.00     $1,076.42       $11.23      $1,000.00     $1,014.11       $10.90      2.17%
  Class I#...............   $1,000.00     $1,079.97       $ 6.85      $1,000.00     $1,018.35       $ 6.64      1.32%
Balanced Assets Fund
  Class A................   $1,000.00     $1,031.73       $ 8.00      $1,000.00     $1,017.05       $ 7.95      1.58%
  Class B................   $1,000.00     $1,028.41       $11.43      $1,000.00     $1,013.66       $11.35      2.26%
  Class C................   $1,000.00     $1,028.37       $11.28      $1,000.00     $1,013.81       $11.20      2.23%
  Class I#...............   $1,000.00     $1,033.27       $ 6.74      $1,000.00     $1,018.30       $ 6.69      1.33%
International Equity Fund
  Class A#...............   $1,000.00     $1,155.88       $10.21      $1,000.00     $1,015.46       $ 9.55      1.90%
  Class B#...............   $1,000.00     $1,151.70       $13.68      $1,000.00     $1,012.22       $12.79      2.55%
  Class C#...............   $1,000.00     $1,151.86       $13.68      $1,000.00     $1,012.22       $12.79      2.55%
  Class I#...............   $1,000.00     $1,156.10       $ 9.68      $1,000.00     $1,015.96       $ 9.05      1.80%
Value Fund
  Class A#...............   $1,000.00     $1,104.52       $ 8.55      $1,000.00     $1,016.80       $ 8.20      1.63%
  Class B#...............   $1,000.00     $1,101.06       $11.94      $1,000.00     $1,013.56       $11.45      2.28%
  Class C#...............   $1,000.00     $1,101.06       $11.94      $1,000.00     $1,013.56       $11.45      2.28%
  Class I#...............   $1,000.00     $1,105.07       $ 8.03      $1,000.00     $1,017.30       $ 7.70      1.53%
  Class Z#...............   $1,000.00     $1,108.18       $ 5.57      $1,000.00     $1,019.65       $ 5.34      1.06%
Biotech/Health Fund
  Class A#...............   $1,000.00     $  915.84       $ 7.40      $1,000.00     $1,017.20       $ 7.80      1.55%
  Class B#...............   $1,000.00     $  913.34       $10.49      $1,000.00     $1,013.96       $11.05      2.20%
  Class C#...............   $1,000.00     $  913.54       $10.50      $1,000.00     $1,013.96       $11.05      2.20%
Tax Managed Equity Fund
  Class A#...............   $1,000.00     $1,041.72       $ 7.38      $1,000.00     $1,017.70       $ 7.29      1.45%
  Class B#...............   $1,000.00     $1,038.67       $10.67      $1,000.00     $1,014.46       $10.55      2.10%
  Class C#...............   $1,000.00     $1,038.60       $10.67      $1,000.00     $1,014.46       $10.55      2.10%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (International Equity Fund only), small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information.
# During the stated period, the investment advisor either waived a portion of or all of fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2005" and "Expense Ratios" would have been lower.

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2005 -- (unaudited)


                                                                                     Blue Chip      Growth           New
                                                                                      Growth     Opportunities     Century
                                                                                       Fund          Fund           Fund
                                                                                   ------------  -------------  -------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*......................... $ 91,320,244  $  83,687,345  $  83,645,559
Long-term investment securities, at value (affiliated)*...........................           --             --             --
Short-term investment securities, at value*.......................................           --             --             --
Repurchase agreements (cost equals market value)..................................      451,000      6,622,000     15,489,000
                                                                                   ------------  -------------  -------------
  Total Investments...............................................................   91,771,244     90,309,345     99,134,559
                                                                                   ------------  -------------  -------------
Cash..............................................................................          251            672            430
Foreign cash*.....................................................................           --             --             --
Receivable for:
  Fund shares sold................................................................       17,504         33,250         92,037
  Dividends and interest..........................................................       66,089          6,745         11,773
  Investments sold................................................................    1,514,061      4,233,613      3,653,158
Prepaid expenses and other assets.................................................        2,424          2,562          2,345
Due from investment adviser for expense reimbursements/fee waivers................        1,130          3,503          4,697
                                                                                   ------------  -------------  -------------
  Total Assets....................................................................   93,372,703     94,589,690    102,898,999
                                                                                   ------------  -------------  -------------
LIABILITIES:
Payable for:
  Fund shares redeemed............................................................      156,188        385,598         62,172
  Investments purchased...........................................................    1,963,198      3,214,178      3,449,631
  Interest on securities sold short...............................................           --             --             --
  Investment advisory and management fees.........................................       59,379         60,143         64,276
  Distribution and service maintenance fees.......................................       44,890         52,157         37,486
  Transfer agent fees and expenses................................................       47,589         43,806         31,473
  Trustees' fee and expenses......................................................       31,627         26,238         51,043
  Other accrued expenses..........................................................       61,745         59,857         53,629
Securities sold short, at value#..................................................           --             --             --
                                                                                   ------------  -------------  -------------
  Total Liabilities...............................................................    2,364,616      3,841,977      3,749,710
                                                                                   ------------  -------------  -------------
   Net Assets..................................................................... $ 91,008,087  $  90,747,713  $  99,149,289
                                                                                   ============  =============  =============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value..................................... $     65,007  $      63,784  $      60,233
Paid-in capital...................................................................  167,617,775    305,322,818    202,014,743
                                                                                   ------------  -------------  -------------
                                                                                    167,682,782    305,386,602    202,074,976
Accumulated undistributed net investment income (loss)............................       45,190       (781,836)      (583,804)
Accumulated undistributed net realized gain (loss) on investments, securities sold short and foreign exchange transactions..........................................  (79,410,695)  (221,094,992)  (114,090,914)
Unrealized appreciation (depreciation) on investments.............................    2,690,810      7,237,939     11,749,031
Unrealized foreign exchange gain (loss) on other assets and liabilities...........           --             --             --
Unrealized appreciation (depreciation) on securities sold short...................           --             --             --
                                                                                   ------------  -------------  -------------
   Net Assets..................................................................... $ 91,008,087  $  90,747,713  $  99,149,289
                                                                                   ============  =============  =============
*Cost
  Long-term investment securities (unaffiliated).................................. $ 88,629,434  $  76,449,406  $  71,896,528
                                                                                   ============  =============  =============
  Long-term investment securities (affiliated).................................... $         --  $          --  $          --
                                                                                   ============  =============  =============
  Short-term investment securities................................................ $         --  $          --  $          --
                                                                                   ============  =============  =============
  Foreign cash.................................................................... $         --  $          --  $          --
                                                                                   ============  =============  =============
# Proceeds from securities sold short............................................. $         --  $          --  $          --
                                                                                   ============  =============  =============

                                                                                    Growth and     Balanced
                                                                                      Income        Assets
                                                                                       Fund          Fund
                                                                                   ------------  ------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*......................... $159,800,571  $203,125,163
Long-term investment securities, at value (affiliated)*...........................           --            --
Short-term investment securities, at value*.......................................           --            --
Repurchase agreements (cost equals market value)..................................    1,656,000     5,372,000
                                                                                   ------------  ------------
  Total Investments...............................................................  161,456,571   208,497,163
                                                                                   ------------  ------------
Cash..............................................................................          667       109,493
Foreign cash*.....................................................................           --            --
Receivable for:
  Fund shares sold................................................................       93,161        26,997
  Dividends and interest..........................................................      245,641       795,512
  Investments sold................................................................      390,488     2,088,163
Prepaid expenses and other assets.................................................        5,305         5,324
Due from investment adviser for expense reimbursements/fee waivers................          976         3,550
                                                                                   ------------  ------------
  Total Assets....................................................................  162,192,809   211,526,202
                                                                                   ------------  ------------
LIABILITIES:
Payable for:
  Fund shares redeemed............................................................      262,437       334,314
  Investments purchased...........................................................      315,750     3,508,711
  Interest on securities sold short...............................................           --         1,250
  Investment advisory and management fees.........................................      105,093       134,784
  Distribution and service maintenance fees.......................................      100,877        93,931
  Transfer agent fees and expenses................................................       57,928        47,213
  Trustees' fee and expenses......................................................       40,045        88,479
  Other accrued expenses..........................................................       59,540       139,250
Securities sold short, at value#..................................................           --       733,594
                                                                                   ------------  ------------
  Total Liabilities...............................................................      941,670     5,081,526
                                                                                   ------------  ------------
   Net Assets..................................................................... $161,251,139  $206,444,676
                                                                                   ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value..................................... $    136,164  $    153,499
Paid-in capital...................................................................  215,862,366   288,952,278
                                                                                   ------------  ------------
                                                                                    215,998,530   289,105,777
Accumulated undistributed net investment income (loss)............................      473,258      (453,563)
Accumulated undistributed net realized gain (loss) on investments, securities sold short and foreign exchange transactions..........................................  (67,590,250)  (87,782,246)
Unrealized appreciation (depreciation) on investments.............................   12,369,601     5,578,341
Unrealized foreign exchange gain (loss) on other assets and liabilities...........           --            --
Unrealized appreciation (depreciation) on securities sold short...................           --        (3,633)
                                                                                   ------------  ------------
   Net Assets..................................................................... $161,251,139  $206,444,676
                                                                                   ============  ============
*Cost
  Long-term investment securities (unaffiliated).................................. $147,430,970  $197,546,822
                                                                                   ============  ============
  Long-term investment securities (affiliated).................................... $         --  $         --
                                                                                   ============  ============
  Short-term investment securities................................................ $         --  $         --
                                                                                   ============  ============
  Foreign cash.................................................................... $         --  $         --
                                                                                   ============  ============
# Proceeds from securities sold short............................................. $         --  $    729,961
                                                                                   ============  ============

--------
See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2005 -- (unaudited) (continued)

                                                                                    Blue Chip     Growth         New
                                                                                     Growth    Opportunities   Century
                                                                                      Fund         Fund         Fund
                                                                                   ----------- ------------- -----------
Class A (unlimited shares authorized):
Net assets........................................................................ $58,325,078  $46,470,352  $85,961,917
Shares of beneficial interest issued and outstanding..............................   4,012,203    3,097,073    5,134,129
Net asset value and redemption price per share.................................... $     14.54  $     15.00  $     16.74
Maximum sales charge (5.75% of offering price)....................................        0.89         0.92         1.02
                                                                                   -----------  -----------  -----------
Maximum offering price to public..................................................       15.43        15.92        17.76
                                                                                   ===========  ===========  ===========
Class B (unlimited shares authorized):
Net assets........................................................................ $24,743,504  $29,232,459  $11,001,078
Shares of beneficial interest issued and outstanding..............................   1,895,456    2,175,129      742,031
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................ $     13.05  $     13.44  $     14.83
                                                                                   ===========  ===========  ===========
Class C (unlimited shares authorized):
Net assets........................................................................ $ 5,861,486  $13,290,569  $ 2,186,294
Shares of beneficial interest issued and outstanding..............................     451,106      990,269      147,106
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................ $     12.99  $     13.42  $     14.86
                                                                                   ===========  ===========  ===========
Class I+ (unlimited shares authorized):
Net assets........................................................................ $ 2,078,019  $ 1,754,333  $        --
Shares of beneficial interest issued and outstanding..............................     141,933      115,936           --
Net asset value, offering and redemption price per share.......................... $     14.64  $     15.13  $        --
                                                                                   ===========  ===========  ===========
Class Z (unlimited shares authorized):
Net assets........................................................................ $        --  $        --  $        --
Shares of beneficial interest issued and outstanding..............................          --           --           --
Net asset value, offering and redemption price per share.......................... $        --  $        --  $        --
                                                                                   ===========  ===========  ===========

                                                                                   Growth and    Balanced
                                                                                     Income       Assets
                                                                                      Fund         Fund
                                                                                   ----------- ------------
Class A (unlimited shares authorized):
Net assets........................................................................ $68,834,637 $150,847,464
Shares of beneficial interest issued and outstanding..............................   5,623,029   11,207,111
Net asset value and redemption price per share.................................... $     12.24 $      13.46
Maximum sales charge (5.75% of offering price)....................................        0.75         0.82
                                                                                   ----------- ------------
Maximum offering price to public..................................................       12.99        14.28
                                                                                   =========== ============
Class B (unlimited shares authorized):
Net assets........................................................................ $49,679,201 $ 34,323,048
Shares of beneficial interest issued and outstanding..............................   4,296,236    2,559,156
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................ $     11.56 $      13.41
                                                                                   =========== ============
Class C (unlimited shares authorized):
Net assets........................................................................ $41,851,720 $ 20,526,872
Shares of beneficial interest issued and outstanding..............................   3,625,003    1,528,221
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................ $     11.55 $      13.43
                                                                                   =========== ============
Class I+ (unlimited shares authorized):
Net assets........................................................................ $   885,581 $    747,292
Shares of beneficial interest issued and outstanding..............................      72,149       55,442
Net asset value, offering and redemption price per share.......................... $     12.27 $      13.48
                                                                                   =========== ============
Class Z (unlimited shares authorized):
Net assets........................................................................ $        -- $         --
Shares of beneficial interest issued and outstanding..............................          --           --
Net asset value, offering and redemption price per share.......................... $        -- $         --
                                                                                   =========== ============

--------
+ See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2005 -- (unaudited) (continued)


                                                                                                     International
                                                                                                      Equity Fund   Value Fund
                                                                                                     ------------- ------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*........................................... $ 79,420,637  $236,180,226
Long-term investment securities, at value (affiliated)*.............................................           --            --
Short-term investment securities, at value*.........................................................           --            --
Repurchase agreements (cost equals market value)....................................................    3,035,000     4,936,000
                                                                                                     ------------  ------------
  Total Investments.................................................................................   82,455,637   241,116,226
                                                                                                     ------------  ------------
Cash................................................................................................      834,169           577
Foreign cash*.......................................................................................       58,325            --
Receivable for:
  Fund shares sold..................................................................................      105,292       659,230
  Dividends and interest............................................................................      223,688       400,179
  Investments sold..................................................................................    1,167,944       390,488
Prepaid expenses and other assets...................................................................        1,959        48,244
Due from investment adviser for expense reimbursements/fee waivers..................................        8,549            --
                                                                                                     ------------  ------------
  Total Assets......................................................................................   84,855,563   242,614,944
                                                                                                     ------------  ------------
LIABILITIES:
Payable for:
  Fund shares redeemed..............................................................................      122,319       542,618
  Investments purchased.............................................................................    2,011,218       814,024
  Interest on securities sold short.................................................................           --            --
  Investment advisory and management fees...........................................................       71,606       205,878
  Distribution and service maintenance fees.........................................................       46,334       125,144
  Transfer agent fees and expenses..................................................................       37,167        83,211
  Trustees' fee and expenses........................................................................       18,523        29,895
  Other accrued expenses............................................................................       92,823       140,987
Securities sold short, at value#....................................................................           --            --
                                                                                                     ------------  ------------
  Total Liabilities.................................................................................    2,399,990     1,941,757
                                                                                                     ------------  ------------
   Net Assets....................................................................................... $ 82,455,573  $240,673,187
                                                                                                     ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value....................................................... $     71,776  $    140,449
Paid-in capital.....................................................................................  119,980,647   213,663,605
                                                                                                     ------------  ------------
                                                                                                      120,052,423   213,804,054
Accumulated undistributed net investment income (loss)..............................................     (653,226)      291,516
Accumulated undistributed net realized gain (loss) on investments, securities sold short and foreign
 exchange transactions..............................................................................  (45,628,463)    3,410,275
Unrealized appreciation (depreciation) on investments...............................................    8,669,819    23,167,453
Unrealized foreign exchange gain (loss) on other assets and liabilities.............................       15,020          (111)
Unrealized appreciation (depreciation) on securities sold short.....................................           --            --
                                                                                                     ------------  ------------
   Net Assets....................................................................................... $ 82,455,573  $240,673,187
                                                                                                     ============  ============
*Cost
  Long-term investment securities (unaffiliated).................................................... $ 70,750,818  $213,012,773
                                                                                                     ============  ============
  Long-term investment securities (affiliated)...................................................... $         --  $         --
                                                                                                     ============  ============
  Short-term investment securities.................................................................. $         --  $         --
                                                                                                     ============  ============
  Foreign cash...................................................................................... $     58,125  $         --
                                                                                                     ============  ============
# Proceeds from securities sold short............................................................... $         --  $         --
                                                                                                     ============  ============

                                                                                                                        Tax
                                                                                                       Biotech/       Managed
                                                                                                      Health Fund   Equity Fund
                                                                                                     ------------  ------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*........................................... $ 29,887,050  $ 46,141,473
Long-term investment securities, at value (affiliated)*.............................................           --       249,345
Short-term investment securities, at value*.........................................................           --       739,000
Repurchase agreements (cost equals market value)....................................................    2,538,000            --
                                                                                                     ------------  ------------
  Total Investments.................................................................................   32,425,050    47,129,818
                                                                                                     ------------  ------------
Cash................................................................................................          854           946
Foreign cash*.......................................................................................           --            --
Receivable for:
  Fund shares sold..................................................................................       18,183           511
  Dividends and interest............................................................................          169        55,547
  Investments sold..................................................................................           --       519,927
Prepaid expenses and other assets...................................................................       25,374         1,236
Due from investment adviser for expense reimbursements/fee waivers..................................        6,485        12,903
                                                                                                     ------------  ------------
  Total Assets......................................................................................   32,476,115    47,720,888
                                                                                                     ------------  ------------
LIABILITIES:
Payable for:
  Fund shares redeemed..............................................................................       60,773        46,266
  Investments purchased.............................................................................           --       394,919
  Interest on securities sold short.................................................................           --            --
  Investment advisory and management fees...........................................................       21,038        34,908
  Distribution and service maintenance fees.........................................................       20,674        33,971
  Transfer agent fees and expenses..................................................................       20,046        14,378
  Trustees' fee and expenses........................................................................        5,403        10,790
  Other accrued expenses............................................................................       60,956        33,387
Securities sold short, at value#....................................................................           --            --
                                                                                                     ------------  ------------
  Total Liabilities.................................................................................      188,890       568,619
                                                                                                     ------------  ------------
   Net Assets....................................................................................... $ 32,287,225  $ 47,152,269
                                                                                                     ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value....................................................... $     39,761  $     41,402
Paid-in capital.....................................................................................   67,594,099    77,370,275
                                                                                                     ------------  ------------
                                                                                                       67,633,860    77,411,677
Accumulated undistributed net investment income (loss)..............................................     (343,628)       89,416
Accumulated undistributed net realized gain (loss) on investments, securities sold short and foreign exchange transactions..............................................................................  (35,133,069)  (31,350,970)
Unrealized appreciation (depreciation) on investments...............................................      130,062     1,002,146
Unrealized foreign exchange gain (loss) on other assets and liabilities.............................           --            --
Unrealized appreciation (depreciation) on securities sold short.....................................           --            --
                                                                                                     ------------  ------------
   Net Assets....................................................................................... $ 32,287,225  $ 47,152,269
                                                                                                     ============  ============
*Cost
  Long-term investment securities (unaffiliated).................................................... $ 29,756,988  $ 45,078,180
                                                                                                     ============  ============
  Long-term investment securities (affiliated)...................................................... $         --  $    310,492
                                                                                                     ============  ============
  Short-term investment securities.................................................................. $         --  $    739,000
                                                                                                     ============  ============
  Foreign cash...................................................................................... $         --  $         --
                                                                                                     ============  ============
# Proceeds from securities sold short............................................................... $         --  $         --
                                                                                                     ============  ============

--------
See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2005 -- (unaudited) (continued)


                                                                                                       International
                                                                                                        Equity Fund   Value Fund
                                                                                                       ------------- ------------
Class A (unlimited shares authorized):
Net assets............................................................................................  $38,067,847  $118,084,163
Shares of beneficial interest issued and outstanding..................................................    3,229,812     6,771,413
Net asset value and redemption price per share........................................................  $     11.79  $      17.44
Maximum sales charge (5.75% of offering price)........................................................         0.72          1.06
                                                                                                        -----------  ------------
Maximum offering price to public......................................................................        12.51         18.50
                                                                                                        ===========  ============
Class B (unlimited shares authorized):
Net assets............................................................................................  $21,152,671  $ 65,368,355
Shares of beneficial interest issued and outstanding..................................................    1,895,987     3,915,811
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred
 sales charge)........................................................................................  $     11.16  $      16.69
                                                                                                        ===========  ============
Class C (unlimited shares authorized):
Net assets............................................................................................  $17,110,908  $ 37,957,406
Shares of beneficial interest issued and outstanding..................................................    1,535,147     2,274,107
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred
 sales charge)........................................................................................  $     11.15  $      16.69
                                                                                                        ===========  ============
Class I+ (unlimited shares authorized):
Net assets............................................................................................  $ 6,124,147  $  5,921,553
Shares of beneficial interest issued and outstanding..................................................      516,672       339,791
Net asset value, offering and redemption price per share..............................................  $     11.85  $      17.43
                                                                                                        ===========  ============
Class Z (unlimited shares authorized):
Net assets............................................................................................  $        --  $ 13,341,710
Shares of beneficial interest issued and outstanding..................................................           --       743,805
Net asset value, offering and redemption price per share..............................................  $        --  $      17.94
                                                                                                        ===========  ============

                                                                                                                       Tax
                                                                                                        Biotech/     Managed
                                                                                                       Health Fund Equity Fund
                                                                                                       ----------- -----------
Class A (unlimited shares authorized):
Net assets............................................................................................ $13,104,032 $12,531,173
Shares of beneficial interest issued and outstanding..................................................   1,583,763   1,072,950
Net asset value and redemption price per share........................................................ $      8.27 $     11.68
Maximum sales charge (5.75% of offering price)........................................................        0.50        0.71
                                                                                                       ----------- -----------
Maximum offering price to public......................................................................        8.77       12.39
                                                                                                       =========== ===========
Class B (unlimited shares authorized):
Net assets............................................................................................ $11,327,995 $17,920,768
Shares of beneficial interest issued and outstanding..................................................   1,413,839   1,588,721
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred
 sales charge)........................................................................................ $      8.01 $     11.28
                                                                                                       =========== ===========
Class C (unlimited shares authorized):
Net assets............................................................................................ $ 7,855,198 $16,700,328
Shares of beneficial interest issued and outstanding..................................................     978,454   1,478,552
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred
 sales charge)........................................................................................ $      8.03 $     11.30
                                                                                                       =========== ===========
Class I+ (unlimited shares authorized):
Net assets............................................................................................ $        -- $        --
Shares of beneficial interest issued and outstanding..................................................          --          --
Net asset value, offering and redemption price per share.............................................. $        -- $        --
                                                                                                       =========== ===========
Class Z (unlimited shares authorized):
Net assets............................................................................................ $        -- $        --
Shares of beneficial interest issued and outstanding..................................................          --          --
Net asset value, offering and redemption price per share.............................................. $        -- $        --
                                                                                                       =========== ===========

--------
+ See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the period ended March 31, 2005 -- (unaudited)

                                                                                        Blue Chip      Growth         New
                                                                                         Growth     Opportunities   Century
                                                                                          Fund          Fund         Fund
                                                                                       -----------  ------------- -----------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................ $   958,729   $   150,297  $   233,203
  Dividends (affiliated)..............................................................          --            --           --
  Interest (unaffiliated).............................................................      13,481        52,779       61,083
                                                                                       -----------   -----------  -----------
   Total investment income*...........................................................     972,210       203,076      294,286
                                                                                       -----------   -----------  -----------
Expenses:
  Investment advisory and management fees.............................................     365,705       372,940      371,697
  Distribution and service maintenance fees
   Class A............................................................................     108,366        87,867      149,453
   Class B............................................................................     135,855       156,779       57,354
   Class C............................................................................      31,188        71,760       11,235
  Service fees Class I................................................................       2,737         4,328           --
  Transfer agent fees and expenses
   Class A............................................................................      87,485        75,329      121,891
   Class B............................................................................      46,754        51,584       17,337
   Class C............................................................................      10,853        22,362        3,165
   Class I+...........................................................................       2,408         3,910           --
   Class X+...........................................................................          --            79           --
   Class Z............................................................................          --            --           --
  Registration fees
   Class A............................................................................       7,876        12,388       12,956
   Class B............................................................................       6,156         7,361        7,650
   Class C............................................................................       5,228         5,792        8,013
   Class I+...........................................................................       5,717         7,472           --
   Class X+...........................................................................          --           240           --
   Class Z............................................................................          --            --           --
  Custodian fees......................................................................      32,286        29,559       29,079
  Reports to shareholders.............................................................      26,538        32,101       15,089
  Audit and tax fees..................................................................      15,113        14,905       15,101
  Legal fees..........................................................................       2,166         2,262        3,660
  Trustees' fees and expenses.........................................................       2,877         3,705        3,297
  Interest expense....................................................................       1,231            81          547
  Other expenses......................................................................       5,140         4,898        6,110
                                                                                       -----------   -----------  -----------
   Total expenses before fee waivers, expense reimbursements and custody credits......     901,679       967,702      833,634
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)..      (6,417)       (8,906)      (8,451)
   Custody credits earned on cash balances............................................          (3)         (320)          (4)
                                                                                       -----------   -----------  -----------
   Net expenses.......................................................................     895,259       958,476      825,179
                                                                                       -----------   -----------  -----------
Net investment income (loss)..........................................................      76,951      (755,400)    (530,893)
                                                                                       -----------   -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**..............................   5,947,668      (206,261)  11,307,545
Net realized gain (loss) on investments (affiliated)..................................          --            --           --
Net realized gain (loss) on securities sold short.....................................          --            --           --
Net realized foreign exchange gain (loss) on other assets and liabilities.............          --            --           --
                                                                                       -----------   -----------  -----------
Net realized gain (loss) on investments and foreign currencies........................   5,947,668      (206,261)  11,307,545
                                                                                       -----------   -----------  -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)........  (2,841,879)   10,601,962    1,488,216
Change in unrealized appreciation (depreciation) on investments (affiliated)..........          --            --           --
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.....          --            --           --
Change in unrealized appreciation (depreciation) on securities sold short.............          --            --           --
                                                                                       -----------   -----------  -----------
Net unrealized gain (loss) on investments and foreign currencies......................  (2,841,879)   10,601,962    1,488,216
                                                                                       -----------   -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.........   3,105,789    10,395,701   12,795,761
                                                                                       -----------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $ 3,182,740   $ 9,640,301  $12,264,868
                                                                                       ===========   ===========  ===========
 * Net of foreign withholding taxes on interest and dividends of...................... $        --   $        --  $        --
                                                                                       ===========   ===========  ===========
** Net of foreign withholding taxes on capital gains of............................... $        --   $        --  $        --
                                                                                       ===========   ===========  ===========

--------
+ See Note 1
See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the period ended March 31, 2005 -- (unaudited) (continued)

                                                                                        Growth and    Balanced
                                                                                          Income       Assets    International
                                                                                           Fund         Fund      Equity Fund
                                                                                       -----------  -----------  -------------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................ $ 2,328,635  $ 1,643,874   $   301,339
  Dividends (affiliated)..............................................................          --           --            --
  Interest (unaffiliated).............................................................      29,995    2,173,060         3,648
                                                                                       -----------  -----------   -----------
   Total investment income*...........................................................   2,358,630    3,816,934       304,987
                                                                                       -----------  -----------   -----------
Expenses:
  Investment advisory and management fees.............................................     633,193      823,374       395,623
  Distribution and service maintenance fees
   Class A............................................................................     123,193      279,122        62,279
   Class B............................................................................     267,220      186,745       107,344
   Class C............................................................................     220,725      109,960        84,023
  Service fees Class I................................................................       1,083          909         6,579
  Transfer agent fees and expenses
   Class A............................................................................     101,280      238,760        50,370
   Class B............................................................................      77,844       57,206        37,165
   Class C............................................................................      59,534       29,632        25,688
   Class I+...........................................................................         953          800         5,808
   Class X+...........................................................................          --           --            --
   Class Z............................................................................          --           --            --
  Registration fees
   Class A............................................................................       6,977       14,482         7,573
   Class B............................................................................       6,762        8,049         7,252
   Class C............................................................................       6,937        5,150         5,975
   Class I+...........................................................................       5,027        7,586         4,614
   Class X+...........................................................................          --           --            --
   Class Z............................................................................          --           --            --
  Custodian fees......................................................................      33,519       88,351        89,489
  Reports to shareholders.............................................................      35,041       46,564        28,854
  Audit and tax fees..................................................................      15,030       15,052        17,521
  Legal fees..........................................................................       2,884        6,838         3,092
  Trustees' fees and expenses.........................................................       6,074        7,811         2,472
  Interest expense....................................................................          --        4,283           432
  Other expenses......................................................................       8,816       11,097         5,344
                                                                                       -----------  -----------   -----------
   Total expenses before fee waivers, expense reimbursements and custody credits......   1,612,092    1,941,771       947,497
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)..      (5,113)      (7,780)      (67,387)
   Custody credits earned on cash balances............................................          (4)        (499)         (197)
                                                                                       -----------  -----------   -----------
   Net expenses.......................................................................   1,606,975    1,933,492       879,913
                                                                                       -----------  -----------   -----------
Net investment income (loss)..........................................................     751,655    1,883,442      (574,926)
                                                                                       -----------  -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**..............................   6,771,089    8,499,705     6,115,029
Net realized gain (loss) on investments (affiliated)..................................          --           --            --
Net realized gain (loss) on securities sold short.....................................          --       (3,633)           --
Net realized foreign exchange gain (loss) on other assets and liabilities.............          --           --       (32,263)
                                                                                       -----------  -----------   -----------
Net realized gain (loss) on investments and foreign currencies........................   6,771,089    8,496,072     6,082,766
                                                                                       -----------  -----------   -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)........   5,310,807   (3,344,031)    5,467,911
Change in unrealized appreciation (depreciation) on investments (affiliated)..........          --           --            --
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.....          --           --         4,609
Change in unrealized appreciation (depreciation) on securities sold short.............          --       (3,633)           --
                                                                                       -----------  -----------   -----------
Net unrealized gain (loss) on investments and foreign currencies......................   5,310,807   (3,347,664)    5,472,520
                                                                                       -----------  -----------   -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.........  12,081,896    5,148,408    11,555,286
                                                                                       -----------  -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $12,833,551  $ 7,031,850   $10,980,360
                                                                                       ===========  ===========   ===========
 * Net of foreign withholding taxes on interest and dividends of...................... $     5,926  $     2,421   $    16,693
                                                                                       ===========  ===========   ===========
** Net of foreign withholding taxes on capital gains of............................... $        --  $        --   $    26,008
                                                                                       ===========  ===========   ===========

--------
+ See Note 1
See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the period ended March 31, 2005 -- (unaudited) (continued)

                                                                                                                     Tax
                                                                                                     Biotech/      Managed
                                                                                        Value Fund  Health Fund  Equity Fund
                                                                                       -----------  -----------  -----------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................ $ 3,174,478  $        --  $  650,256
  Dividends (affiliated)..............................................................          --           --       1,028
  Interest (unaffiliated).............................................................      47,435       24,972       2,308
                                                                                       -----------  -----------  ----------
   Total investment income*...........................................................   3,221,913       24,972     653,592
                                                                                       -----------  -----------  ----------
Expenses:
  Investment advisory and management fees.............................................   1,125,771      141,060     213,975
  Distribution and service maintenance fees
   Class A............................................................................     186,053       26,440      23,243
   Class B............................................................................     341,856       65,684      95,524
   Class C............................................................................     175,061       46,852      89,803
  Service fees Class I................................................................       6,757           --          --
  Transfer agent fees and expenses
   Class A............................................................................     158,000       22,565      17,385
   Class B............................................................................     117,572       20,142      24,295
   Class C............................................................................      49,198       15,254      22,505
   Class I+...........................................................................       7,820           --          --
   Class X+...........................................................................          --           --          --
   Class Z............................................................................          --           --          --
  Registration fees
   Class A............................................................................      10,821        6,250       4,330
   Class B............................................................................       9,046        7,607       3,862
   Class C............................................................................       3,832        5,531       2,724
   Class I+...........................................................................       9,049           --          --
   Class X+...........................................................................          --           --          --
   Class Z............................................................................       7,761           --          --
  Custodian fees......................................................................      39,733       33,371      27,496
  Reports to shareholders.............................................................      50,765       14,533       7,376
  Audit and tax fees..................................................................      23,259       18,782      12,322
  Legal fees..........................................................................       8,535        2,345       7,153
  Trustees' fees and expenses.........................................................       6,574        1,429       1,631
  Interest expense....................................................................          --          771          --
  Other expenses......................................................................      10,693        5,657       5,645
                                                                                       -----------  -----------  ----------
   Total expenses before fee waivers, expense reimbursements and custody credits......   2,348,156      434,273     559,269
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)..    (208,094)     (69,486)    (73,788)
   Custody credits earned on cash balances............................................        (401)         (97)         (3)
                                                                                       -----------  -----------  ----------
   Net expenses.......................................................................   2,139,661      364,690     485,478
                                                                                       -----------  -----------  ----------
Net investment income (loss)..........................................................   1,082,252     (339,718)    168,114
                                                                                       -----------  -----------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**..............................   4,073,318     (581,383)    192,475
Net realized gain (loss) on investments (affiliated)..................................          --           --     (23,530)
Net realized gain (loss) on securities sold short.....................................          --           --          --
Net realized foreign exchange gain (loss) on other assets and liabilities.............          --           --          --
                                                                                       -----------  -----------  ----------
Net realized gain (loss) on investments and foreign currencies........................   4,073,318     (581,383)    168,945
                                                                                       -----------  -----------  ----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)........  16,142,237   (2,258,116)  1,757,997
Change in unrealized appreciation (depreciation) on investments (affiliated)..........          --           --     (48,459)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.....        (111)          --          --
Change in unrealized appreciation (depreciation) on securities sold short.............          --      (44,479)         --
                                                                                       -----------  -----------  ----------
Net unrealized gain (loss) on investments and foreign currencies......................  16,142,126   (2,302,595)  1,709,538
                                                                                       -----------  -----------  ----------
Net realized and unrealized gain (loss) on investments and foreign currencies.........  20,215,444   (2,883,978)  1,878,483
                                                                                       -----------  -----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $21,297,696  $(3,223,696) $2,046,597
                                                                                       ===========  ===========  ==========
 * Net of foreign withholding taxes on interest and dividends of...................... $    19,951  $        --  $       --
                                                                                       ===========  ===========  ==========
** Net of foreign withholding taxes on capital gains of............................... $        --  $        --  $       --
                                                                                       ===========  ===========  ==========

--------
+ See Note 1
See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                            Blue Chip Growth Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                           March 31,       ended
                                                                                             2005      September 30,
                                                                                          (unaudited)      2004
                                                                                         ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $     76,951  $   (913,394)
  Net realized gain (loss) on investments and foreign currencies........................    5,947,668    11,475,942
  Net unrealized gain (loss) on investments and foreign currencies......................   (2,841,879)     (486,122)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................    3,182,740    10,076,426
                                                                                         ------------  ------------
Distributions to shareholders from:
  Net investment income (Class A).......................................................           --            --
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C)*......................................................           --            --
  Net investment income (Class I)#......................................................           --            --
  Net investment income (Class X)#......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C)*............................................           --            --
  Net realized gain on securities (Class I)#............................................           --            --
  Net realized gain on securities (Class X)#............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................           --            --
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)  (11,058,482)  (33,190,986)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................   (7,875,742)  (23,114,560)

NET ASSETS:
Beginning of period.....................................................................   98,883,829   121,998,389
                                                                                         ------------  ------------
End of period+.......................................................................... $ 91,008,087  $ 98,883,829
                                                                                         ============  ============
+Includes accumulated undistributed net investment income (loss)........................ $     45,190  $    (31,761)
                                                                                         ============  ============

                                                                                          Growth Opportunities Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                           March 31,       ended
                                                                                             2005      September 30,
                                                                                          (unaudited)      2004
                                                                                         ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $   (755,400) $ (1,750,951)
  Net realized gain (loss) on investments and foreign currencies........................     (206,261)   17,334,422
  Net unrealized gain (loss) on investments and foreign currencies......................   10,601,962   (14,638,630)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................    9,640,301       944,841
                                                                                         ------------  ------------
Distributions to shareholders from:
  Net investment income (Class A).......................................................           --            --
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C)*......................................................           --            --
  Net investment income (Class I)#......................................................           --            --
  Net investment income (Class X)#......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C)*............................................           --            --
  Net realized gain on securities (Class I)#............................................           --            --
  Net realized gain on securities (Class X)#............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................           --            --
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)  (18,407,659)  (37,430,765)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................   (8,767,358)  (36,485,924)

NET ASSETS:
Beginning of period.....................................................................   99,515,071   136,000,995
                                                                                         ------------  ------------
End of period+.......................................................................... $ 90,747,713  $ 99,515,071
                                                                                         ============  ============
+Includes accumulated undistributed net investment income (loss)........................ $   (781,836) $    (26,436)
                                                                                         ============  ============

--------
* Effective February 23, 2004, Class II shares were redesignated to Class C shares.
# See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                                              New Century Fund
                                                                                         -------------------------
                                                                                           For the
                                                                                         six months
                                                                                            ended     For the year
                                                                                          March 31,       ended
                                                                                            2005      September 30,
                                                                                         (unaudited)      2004
                                                                                         -----------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $  (530,893) $ (1,337,534)
  Net realized gain (loss) on investments and foreign currencies........................  11,307,545    21,078,641
  Net unrealized gain (loss) on investments and foreign currencies......................   1,488,216    (9,349,183)
                                                                                         -----------  ------------
Net increase (decrease) in net assets resulting from operations.........................  12,264,868    10,391,924
                                                                                         -----------  ------------
Distributions to shareholders from:
  Net investment income (Class A).......................................................          --            --
  Net investment income (Class B).......................................................          --            --
  Net investment income (Class C)*......................................................          --            --
  Net investment income (Class I)#......................................................          --            --
  Net investment income (Class X)#......................................................          --            --
  Net investment income (Class Z).......................................................          --            --
  Net realized gain on securities (Class A).............................................          --            --
  Net realized gain on securities (Class B).............................................          --            --
  Net realized gain on securities (Class C)*............................................          --            --
  Net realized gain on securities (Class I)#............................................          --            --
  Net realized gain on securities (Class X)#............................................          --            --
  Net realized gain on securities (Class Z).............................................          --            --
                                                                                         -----------  ------------
Total distributions to shareholders.....................................................          --            --
                                                                                         -----------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)  (7,581,788)  (24,446,387)
                                                                                         -----------  ------------
Total increase (decrease) in net assets.................................................   4,683,080   (14,054,463)

NET ASSETS:
Beginning of period.....................................................................  94,466,209   108,520,672
                                                                                         -----------  ------------
End of period+.......................................................................... $99,149,289  $ 94,466,209
                                                                                         ===========  ============
+Includes accumulated undistributed net investment income (loss)........................ $  (583,804) $    (52,911)
                                                                                         ===========  ============

                                                                                           Growth and Income Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                           March 31,       ended
                                                                                             2005      September 30,
                                                                                          (unaudited)      2004
                                                                                         ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $    751,655  $   (712,451)
  Net realized gain (loss) on investments and foreign currencies........................    6,771,089    21,332,421
  Net unrealized gain (loss) on investments and foreign currencies......................    5,310,807     1,758,468
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................   12,833,551    22,378,438
                                                                                         ------------  ------------
Distributions to shareholders from:
  Net investment income (Class A).......................................................     (235,106)           --
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C)*......................................................           --            --
  Net investment income (Class I)#......................................................       (3,703)           --
  Net investment income (Class X)#......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C)*............................................           --            --
  Net realized gain on securities (Class I)#............................................           --            --
  Net realized gain on securities (Class X)#............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................     (238,809)           --
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)  (19,373,098)  (54,045,242)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................   (6,778,356)  (31,666,804)

NET ASSETS:
Beginning of period.....................................................................  168,029,495   199,696,299
                                                                                         ------------  ------------
End of period+.......................................................................... $161,251,139  $168,029,495
                                                                                         ============  ============
+Includes accumulated undistributed net investment income (loss)........................ $    473,258  $    (39,588)
                                                                                         ============  ============

--------
* Effective February 23, 2004, Class II shares were redesignated to Class C shares.
# See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                                            Balanced Assets Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                           March 31,       ended
                                                                                             2005      September 30,
                                                                                          (unaudited)      2004
                                                                                         ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $  1,883,442  $  1,696,718
  Net realized gain (loss) on investments and foreign currencies........................    8,496,072    13,676,958
  Net unrealized gain (loss) on investments and foreign currencies......................   (3,347,664)    1,994,840
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................    7,031,850    17,368,516
                                                                                         ------------  ------------
Distributions to shareholders from:
  Net investment income (Class A).......................................................   (1,736,140)   (2,084,942)
  Net investment income (Class B).......................................................     (284,247)     (228,463)
  Net investment income (Class C)*......................................................     (167,173)     (131,080)
  Net investment income (Class I)#......................................................       (9,328)      (41,818)
  Net investment income (Class X)#......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C)*............................................           --            --
  Net realized gain on securities (Class I)#............................................           --            --
  Net realized gain on securities (Class X)#............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................   (2,196,888)   (2,486,303)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)  (20,805,849)  (45,643,904)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (15,970,887)  (30,761,691)

NET ASSETS:
Beginning of period.....................................................................  222,415,563   253,177,254
                                                                                         ------------  ------------
End of period+.......................................................................... $206,444,676  $222,415,563
                                                                                         ============  ============
+Includes accumulated undistributed net investment income (loss)........................ $   (453,563) $   (140,117)
                                                                                         ============  ============

                                                                                         International Equity Fund
                                                                                         -------------------------
                                                                                           For the
                                                                                         six months
                                                                                            ended     For the year
                                                                                          March 31,       ended
                                                                                            2005      September 30,
                                                                                         (unaudited)      2004
                                                                                         -----------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $  (574,926) $   (289,498)
  Net realized gain (loss) on investments and foreign currencies........................   6,082,766    19,896,893
  Net unrealized gain (loss) on investments and foreign currencies......................   5,472,520    (4,019,593)
                                                                                         -----------  ------------
Net increase (decrease) in net assets resulting from operations.........................  10,980,360    15,587,802
                                                                                         -----------  ------------
Distributions to shareholders from:
  Net investment income (Class A).......................................................          --       (11,064)
  Net investment income (Class B).......................................................          --            --
  Net investment income (Class C)*......................................................          --            --
  Net investment income (Class I)#......................................................          --       (17,397)
  Net investment income (Class X)#......................................................          --            --
  Net investment income (Class Z).......................................................          --            --
  Net realized gain on securities (Class A).............................................          --            --
  Net realized gain on securities (Class B).............................................          --            --
  Net realized gain on securities (Class C)*............................................          --            --
  Net realized gain on securities (Class I)#............................................          --            --
  Net realized gain on securities (Class X)#............................................          --            --
  Net realized gain on securities (Class Z).............................................          --            --
                                                                                         -----------  ------------
Total distributions to shareholders.....................................................          --       (28,461)
                                                                                         -----------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)  (1,450,093)  (31,438,220)
                                                                                         -----------  ------------
Total increase (decrease) in net assets.................................................   9,530,267   (15,878,879)

NET ASSETS:
Beginning of period.....................................................................  72,925,306    88,804,185
                                                                                         -----------  ------------
End of period+.......................................................................... $82,455,573  $ 72,925,306
                                                                                         ===========  ============
+Includes accumulated undistributed net investment income (loss)........................ $  (653,226) $    (78,300)
                                                                                         ===========  ============

--------
* Effective February 23, 2004, Class II shares were redesignated to Class C shares.
# See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                               Value Fund+
                                                                ----------------------------------------
                                                                   For the
                                                                 six months      For the
                                                                    ended     eleven months For the year
                                                                  March 31,       ended        ended
                                                                    2005      September 30, October 31,
                                                                 (unaudited)      2004          2003
                                                                ------------  ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)................................. $  1,082,252  $  3,213,316  $  2,576,355
  Net realized gain (loss) on investments and foreign
   currencies..................................................    4,073,318    24,461,025     5,430,390
  Net unrealized gain (loss) on investments and foreign
   currencies..................................................   16,142,126    (3,708,718)   16,873,967
                                                                ------------  ------------  ------------
Net increase (decrease) in net assets resulting from operations   21,297,696    23,965,623    24,880,712
                                                                ------------  ------------  ------------
Distributions to shareholders from:
  Net investment income (Class A)..............................   (1,618,502)   (1,362,535)     (640,709)
  Net investment income (Class B)..............................     (693,156)   (1,446,298)     (441,621)
  Net investment income (Class C)*.............................     (345,179)     (408,038)     (107,249)
  Net investment income (Class I)#.............................      (84,084)     (166,307)      (64,209)
  Net investment income (Class X)#.............................           --            --            --
  Net investment income (Class Z)..............................     (191,677)     (126,802)       (6,189)
  Net realized gain on securities (Class A)....................   (9,914,545)   (1,664,101)   (1,668,760)
  Net realized gain on securities (Class B)....................   (6,829,375)   (2,379,441)   (2,600,325)
  Net realized gain on securities (Class C)*...................   (3,400,905)     (671,301)     (631,495)
  Net realized gain on securities (Class I)#...................     (502,260)     (189,120)     (153,195)
  Net realized gain on securities (Class X)#...................           --            --            --
  Net realized gain on securities (Class Z)....................     (868,391)     (128,732)      (11,260)
                                                                ------------  ------------  ------------
Total distributions to shareholders............................  (24,448,074)   (8,542,675)   (6,325,012)
                                                                ------------  ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 7)...................................   40,458,632     8,936,841     7,300,864
                                                                ------------  ------------  ------------
Total increase (decrease) in net assets........................   37,308,254    24,359,789    25,856,564

NET ASSETS:
Beginning of period............................................  203,364,933   179,005,144   153,148,580
                                                                ------------  ------------  ------------
End of period+................................................. $240,673,187  $203,364,933  $179,005,144
                                                                ============  ============  ============
+Includes accumulated undistributed net investment income
 (loss)........................................................ $    291,516  $  2,141,862  $  2,426,803
                                                                ============  ============  ============

                                                                         Biotech/Health Fund+
                                                                --------------------------------------
                                                                  For the
                                                                six months      For the
                                                                   ended     eleven months For the year
                                                                 March 31,       ended        ended
                                                                   2005      September 30, October 31,
                                                                (unaudited)      2004          2003
                                                                -----------  ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)................................. $  (339,718)  $  (689,915) $  (760,809)
  Net realized gain (loss) on investments and foreign
   currencies..................................................    (581,383)    1,545,657     (882,501)
  Net unrealized gain (loss) on investments and foreign
   currencies..................................................  (2,302,595)   (4,702,003)  12,390,274
                                                                -----------   -----------  -----------
Net increase (decrease) in net assets resulting from operations  (3,223,696)   (3,846,261)  10,746,964
                                                                -----------   -----------  -----------
Distributions to shareholders from:
  Net investment income (Class A)..............................          --            --           --
  Net investment income (Class B)..............................          --            --           --
  Net investment income (Class C)*.............................          --            --           --
  Net investment income (Class I)#.............................          --            --           --
  Net investment income (Class X)#.............................          --            --           --
  Net investment income (Class Z)..............................          --            --           --
  Net realized gain on securities (Class A)....................          --            --           --
  Net realized gain on securities (Class B)....................          --            --           --
  Net realized gain on securities (Class C)*...................          --            --           --
  Net realized gain on securities (Class I)#...................          --            --           --
  Net realized gain on securities (Class X)#...................          --            --           --
  Net realized gain on securities (Class Z)....................          --            --           --
                                                                -----------   -----------  -----------
Total distributions to shareholders............................          --            --           --
                                                                -----------   -----------  -----------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 7)...................................  (5,129,196)   (4,941,478)  (5,616,681)
                                                                -----------   -----------  -----------
Total increase (decrease) in net assets........................  (8,352,892)   (8,787,739)   5,130,283

NET ASSETS:
Beginning of period............................................  40,640,117    49,427,856   44,297,573
                                                                -----------   -----------  -----------
End of period+................................................. $32,287,225   $40,640,117  $49,427,856
                                                                ===========   ===========  ===========
+Includes accumulated undistributed net investment income
 (loss)........................................................ $  (343,628)  $    (3,910) $    (3,177)
                                                                ===========   ===========  ===========

--------
* Effective February 23, 2004, Class II shares were redesignated to Class C shares.
# See Note 1
+ See Note 2

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                                                 Tax Managed Equity Fund+
                                                                                         ---------------------------------------
                                                                                           For the
                                                                                         six months      For the
                                                                                            ended     eleven months For the year
                                                                                          March 31,       ended        ended
                                                                                            2005      September 30, October 31,
                                                                                         (unaudited)      2004          2003
                                                                                         -----------  ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $   168,114  $   (125,272) $    (86,619)
  Net realized gain (loss) on investments and foreign currencies........................     168,945      (596,071)   (4,260,050)
  Net unrealized gain (loss) on investments and foreign currencies......................   1,709,538     4,818,298    13,156,086
                                                                                         -----------  ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................   2,046,597     4,096,955     8,809,417
                                                                                         -----------  ------------  ------------
Distributions to shareholders from:
  Net investment income (Class A).......................................................     (69,828)           --            --
  Net investment income (Class B).......................................................          --            --            --
  Net investment income (Class C)*......................................................          --            --            --
  Net investment income (Class I)#......................................................          --            --            --
  Net investment income (Class X)#......................................................          --            --            --
  Net investment income (Class Z).......................................................          --            --            --
  Net realized gain on securities (Class A).............................................          --            --            --
  Net realized gain on securities (Class B).............................................          --            --            --
  Net realized gain on securities (Class C)*............................................          --            --            --
  Net realized gain on securities (Class I)#............................................          --            --            --
  Net realized gain on securities (Class X)#............................................          --            --            --
  Net realized gain on securities (Class Z).............................................          --            --            --
                                                                                         -----------  ------------  ------------
Total distributions to shareholders.....................................................     (69,828)           --            --
                                                                                         -----------  ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)  (6,350,525)  (13,177,953)  (16,922,143)
                                                                                         -----------  ------------  ------------
Total increase (decrease) in net assets.................................................  (4,373,756)   (9,080,998)   (8,112,726)

NET ASSETS:
Beginning of period.....................................................................  51,526,025    60,607,023    68,719,749
                                                                                         -----------  ------------  ------------
End of period+.......................................................................... $47,152,269  $ 51,526,025  $ 60,607,023
                                                                                         ===========  ============  ============
+Includes accumulated undistributed net investment income (loss)........................ $    89,416  $     (8,870) $     (8,076)
                                                                                         ===========  ============  ============

--------
* Effective February 23, 2004, Class II shares were redesignated to Class C shares.
# See Note 1
+ See Note 2

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS


                                                                        BLUE CHIP GROWTH FUND
                                                                        ---------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-          Net               Net
                       Asset      Net        (both               Dividends  butions         Asset            Assets
                       Value   investment  realized   Total from  from net   from    Total  Value            end of
                     beginning   income       and     investment investment capital Distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- --------
                                                                               Class A
-
09/30/00              $23.62     $(0.14)    $  8.00    $  7.86      $--     $(2.46) $(2.46) $29.02   34.66%  $152,788
09/30/01               29.02      (0.03)     (11.13)    (11.16)      --      (3.51)  (3.51)  14.35  (42.23)    82,523
09/30/02               14.35      (0.07)      (3.13)     (3.20)      --         --      --   11.15  (22.30)    59,812
09/30/03               11.15      (0.06)       2.03       1.97       --         --      --   13.12   17.67     64,672
09/30/04               13.12      (0.08)       1.05       0.97       --         --      --   14.09    7.39     62,316
10/01/04-03/31/05(7)   14.09       0.03        0.42       0.45       --         --      --   14.54    3.19     58,325
                                                                               Class B
-
09/30/00              $22.43     $(0.31)    $  7.58    $  7.27      $--     $(2.46) $(2.46) $27.24   33.80%  $ 67,586
09/30/01               27.24      (0.16)     (10.35)    (10.51)      --      (3.51)  (3.51)  13.22  (42.66)    34,649
09/30/02               13.22      (0.16)      (2.86)     (3.02)      --         --      --   10.20  (22.84)    31,203
09/30/03               10.20      (0.14)       1.84       1.70       --         --      --   11.90   16.67     30,263
09/30/04               11.90      (0.16)       0.96       0.80       --         --      --   12.70    6.72     27,946
10/01/04-03/31/05(7)   12.70      (0.02)       0.37       0.35       --         --      --   13.05    2.76     24,744
                                                                               Class C+
                                                                               --------
09/30/00              $22.43     $(0.31)    $  7.53    $  7.22      $--     $(2.46) $(2.46) $27.19   33.57%  $  8,939
09/30/01               27.19      (0.15)     (10.32)    (10.47)      --      (3.51)  (3.51)  13.21  (42.58)     6,127
09/30/02               13.21      (0.16)      (2.87)     (3.03)      --         --      --   10.18  (22.94)     7,687
09/30/03               10.18      (0.16)       1.85       1.69       --         --      --   11.87   16.60      7,286
09/30/04               11.87      (0.18)       0.96       0.78       --         --      --   12.65    6.57      6,458
10/01/04-03/31/05(7)   12.65      (0.03)       0.37       0.34       --         --      --   12.99    2.69      5,861
                                                                               Class I
                                                                               -------
11/16/01-09/30/02(3)  $16.30     $(0.04)    $ (5.10)   $ (5.14)     $--     $   --  $   --  $11.16  (31.53)% $ 15,612
09/30/03               11.16      (0.04)       2.04       2.00       --         --      --   13.16   17.92     19,778
09/30/04               13.16      (0.04)       1.05       1.01       --         --      --   14.17    7.67      2,164
10/01/04-03/31/05(7)   14.17       0.05        0.42       0.47       --         --      --   14.64    3.32      2,078



                       Ratio
                      of net
   Ratio of         investment
   expenses        income (loss)
  to average        to average         Portfolio
  net assets        net assets         Turnover
----------        -------------        ---------


   1.43%              (0.49)%              75%
   1.45               (0.15)              136
   1.47(6)            (0.47)(6)           107
   1.54               (0.50)              114
   1.60               (0.59)              145
   1.58(4)             0.40(4)             66


   2.09%              (1.16)%              75%
   2.19               (0.89)              136
   2.18(6)            (1.18)(6)           107
   2.32               (1.28)              114
   2.26               (1.25)              145
   2.31(4)            (0.31)(4)            66


   2.17%(5)           (1.17)%(5)           75%
   2.11(5)            (0.81)(5)           136
   2.23(5)(6)         (1.25)(5)(6)        107
   2.44(5)            (1.40)(5)           114
   2.37(5)            (1.37)(5)           145
   2.44(4)            (0.43)(4)            66


   1.33%(4)(5)(6)     (0.32)%(4)(5)(6)    107%
   1.33(5)            (0.29)(5)           114
   1.33(5)            (0.26)(5)           145
   1.33(4)(5)          0.67(4)(5)          66

--------
(1)Calculated based upon average shares outstanding
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of sale of respective class of shares
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                          09/30/00 09/30/01 09/30/02(6) 09/30/03 09/30/04 03/31/05(4)
                          -------- -------- ----------- -------- -------- -----------
Blue Chip Growth Class C+   0.17%    0.03%     0.00%       -- %     -- %      -- %
Blue Chip Growth Class I.     --       --      0.08(4)    0.33     0.13      0.59

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by 0.01%
(7)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                        GROWTH OPPORTUNITIES FUND
                                                                        -------------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-          Net
                       Asset      Net        (both               Dividends  butions         Asset                 Net
                       Value   investment  realized   Total from  from net   from    Total  Value              Assets end
                     beginning   income       and     investment investment capital Distri- end of   Total     of period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2)    (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ ---------   ----------
                                                                                 Class A
-
09/30/00              $23.12     $(0.17)    $ 21.77    $ 21.60      $--     $(3.93) $(3.93) $40.79  102.04%     $206,531
09/30/01               40.79      (0.14)     (22.33)    (22.47)      --      (2.90)  (2.90)  15.42  (58.23)       89,935
09/30/02               15.42      (0.17)      (5.26)     (5.43)      --         --      --    9.99  (35.21)       50,018
09/30/03                9.99      (0.13)       3.88       3.75       --         --      --   13.74   37.54        62,600
09/30/04               13.74      (0.16)       0.07      (0.09)      --         --      --   13.65   (0.66)(7)    49,918
10/01/04-03/31/05(8)   13.65      (0.09)       1.44       1.35       --         --      --   15.00    9.89        46,470
                                                                                 Class B
-
09/30/00              $21.88     $(0.37)    $ 20.42    $ 20.05      $--     $(3.93) $(3.93) $38.00  100.58%     $108,083
09/30/01               38.00      (0.28)     (20.66)    (20.94)      --      (2.90)  (2.90)  14.16  (58.50)       54,902
09/30/02               14.16      (0.26)      (4.79)     (5.05)      --         --      --    9.11  (35.66)       33,221
09/30/03                9.11      (0.20)       3.53       3.33       --         --      --   12.44   36.55        38,870
09/30/04               12.44      (0.24)       0.07      (0.17)      --         --      --   12.27   (1.37)(7)    31,429
10/01/04-03/31/05(8)   12.27      (0.13)       1.30       1.17       --         --      --   13.44    9.54        29,232
                                                                                 Class C+
-
09/30/00              $21.88     $(0.33)    $ 20.35    $ 20.02      $--     $(3.93) $(3.93) $37.97  100.44%     $ 65,322
09/30/01               37.97      (0.28)     (20.64)    (20.92)      --      (2.90)  (2.90)  14.15  (58.50)       31,594
09/30/02               14.15      (0.26)      (4.79)     (5.05)      --         --      --    9.10  (35.69)       17,484
09/30/03                9.10      (0.20)       3.53       3.33       --         --      --   12.43   36.59        19,808
09/30/04               12.43      (0.24)       0.06      (0.18)      --         --      --   12.25   (1.45)(7)    14,599
10/01/04-03/31/05(8)   12.25      (0.13)       1.30       1.17       --         --      --   13.42    9.55        13,291
                                                                                 Class I
-
11/16/01-09/30/02(3)  $18.09     $(0.14)    $ (7.95)   $ (8.09)     $--     $   --  $   --  $10.00  (44.72)%    $  3,054
09/30/03               10.00      (0.10)       3.90       3.80       --         --      --   13.80   38.00         4,404
09/30/04               13.80      (0.13)       0.08      (0.05)      --         --      --   13.75   (0.36)(7)     3,493
10/01/04-03/31/05(8)   13.75      (0.07)       1.45       1.38       --         --      --   15.13   10.04         1,754



                       Ratio
                      of net
   Ratio of         investment
   expenses        income (loss)
  to average        to average         Portfolio
  net assets        net assets         Turnover
----------        -------------        ---------


   1.43%               0.49%              139%
   1.49               (0.57)              207
   1.49(6)            (1.11)(6)           344
   1.63               (1.11)              204
   1.58               (1.09)              170
   1.63(4)            (1.22)(4)            40


   2.10%              (1.11)%             139%
   2.17               (1.25)              207
   2.18(6)            (1.80)(6)           344
   2.36               (1.85)              204
   2.27               (1.78)              170
   2.30(4)            (1.89)(4)            40


   2.09%(5)           (0.99)%(5)          139%
   2.16(5)            (1.24)(5)           207
   2.21(5)(6)         (1.82)(5)(6)        344
   2.33(5)            (1.82)(5)           204
   2.29(5)            (1.80)(5)           170
   2.33(4)(5)         (1.92)(4)(5)         40


   1.33%(4)(5)(6)     (0.95)%(4)(5)(6)    344%
   1.33(5)            (0.82)(5)           204
   1.33(5)            (0.85)(5)           170
   1.33(4)(5)         (0.92)(4)(5)         40

--------
(1)Calculated based upon average shares outstanding
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of sale of respective class of shares
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                              09/30/00 09/30/01 09/30/02(6) 09/30/03 09/30/04 03/31/05(4)
                              -------- -------- ----------- -------- -------- -----------
Growth Opportunities Class C+   0.01%    -- %       -- %       -- %     -- %      -- %
Growth Opportunities Class I.     --      --       0.18(4)    0.50     0.18      0.51

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have remained the same.
(7)The Fund's total return increased from a gain realized on the disposal of investments in violation of investment restrictions: Class A 0.07%, Class B 0.10%, Class C 0.10% and Class I 0.08%.
(8)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                       NEW CENTURY FUND
                                                                       ----------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-          Net               Net
                       Asset      Net        (both               Dividends  butions         Asset            Assets
                       Value   investment  realized   Total from  from net   from    Total  Value            end of
                     beginning   income       and     investment investment capital Distri  end of   Total   period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- --------
                                                                           Class A
-
09/30/00              $27.38     $(0.31)    $ 19.04    $ 18.73      $--     $(4.97) $(4.97) $41.14   72.74%  $253,359
09/30/01               41.14      (0.05)     (19.00)    (19.05)      --      (8.88)  (8.88)  13.21  (54.88)   101,691
09/30/02               13.21      (0.13)      (1.86)     (1.99)      --         --      --   11.22  (15.06)    74,710
09/30/03               11.22      (0.13)       2.35       2.22       --         --      --   13.44   19.79     85,685
09/30/04               13.44      (0.17)       1.50       1.33       --         --      --   14.77    9.90     80,872
10/01/04-03/31/05(5)   14.77      (0.08)       2.05       1.97       --         --      --   16.74   13.34     85,962
                                                                           Class B
-
09/30/00              $26.07     $(0.53)    $ 18.04    $ 17.51      $--     $(4.97) $(4.97) $38.61   71.59%  $122,004
09/30/01               38.61      (0.17)     (17.57)    (17.74)      --      (8.88)  (8.88)  11.99  (55.15)    39,577
09/30/02               11.99      (0.20)      (1.68)     (1.88)      --         --      --   10.11  (15.68)    23,271
09/30/03               10.11      (0.20)       2.12       1.92       --         --      --   12.03   18.99     16,078
09/30/04               12.03      (0.25)       1.35       1.10       --         --      --   13.13    9.14     11,415
10/01/04-03/31/05(5)   13.13      (0.13)       1.83       1.70       --         --      --   14.83   12.95     11,001
                                                                           Class C+
-
09/30/00              $26.05     $(0.54)    $ 18.01    $ 17.47      $--     $(4.97) $(4.97) $38.55   71.48%  $ 10,848
09/30/01               38.55      (0.17)     (17.54)    (17.71)      --      (8.88)  (8.88)  11.96  (55.16)     4,508
09/30/02               11.96      (0.20)      (1.67)     (1.87)      --         --      --   10.09  (15.64)     2,447
09/30/03               10.09      (0.18)       2.11       1.93       --         --      --   12.02   19.13      2,183
09/30/04               12.02      (0.22)       1.34       1.12       --         --      --   13.14    9.32      2,180
10/01/04-03/31/05(5)   13.14      (0.11)       1.83       1.72       --         --      --   14.86   13.09      2,186



                  Ratio
                 of net
 Ratio of      investment
 expenses     income (loss)
to average     to average      Portfolio
net assets     net assets      Turnover
----------    -------------    ---------


   1.42%          (0.80)%         227%
   1.46           (0.23)          282
   1.50           (0.92)          199
   1.57           (1.08)          123
   1.57           (1.20)          110
   1.56(3)        (0.97)(3)        23


   2.07%          (1.46)%         227%
   2.11           (0.88)          282
   2.18           (1.60)          199
   2.28           (1.77)          123
   2.29           (1.91)          110
   2.33(3)        (1.74)(3)        23


   2.14%(4)       (1.47)%(4)      227%
   2.13(4)        (0.90)(4)       282
   2.14(4)        (1.56)(4)       199
   2.14(4)        (1.63)(4)       123
   2.10(4)        (1.73)(4)       110
   2.14(3)(4)     (1.55)(3)(4)     23

--------
(1)Calculated based upon average shares outstanding
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of the following expense reimbursements (based on average net assets):

                      09/30/00 09/30/01 09/30/02 09/30/03 09/30/04 03/31/05(3)
                      -------- -------- -------- -------- -------- -----------
 New Century Class C+   0.05%    0.06%    0.27%    0.66%    0.48%     0.75%

(5)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                       GROWTH AND INCOME FUND
                                                                       ----------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-          Net               Net
                       Asset      Net        (both               Dividends  butions         Asset            Assets
                       Value   investment  realized   Total from  from net   from    Total  Value            end of
                     beginning   income       and     investment investment capital Distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- --------
                                                                               Class A
-
09/30/00              $16.23     $(0.08)    $ 4.51      $ 4.43     $   --   $(0.66) $(0.66) $20.00   27.64%  $127,168
09/30/01               20.00      (0.03)     (7.43)      (7.46)        --    (1.43)  (1.43)  11.11  (39.45)    75,795
09/30/02               11.11         --      (2.24)      (2.24)        --       --      --    8.87  (20.16)    71,482
09/30/03                8.87       0.01       1.31        1.32         --       --      --   10.19   14.88     70,826
09/30/04               10.19       0.00       1.19        1.19         --       --      --   11.38   11.68     69,069
10/01/04-03/31/05(7)   11.38       0.08       0.82        0.90      (0.04)      --   (0.04)  12.24    7.91     68,835
                                                                               Class B
-
09/30/00              $15.90     $(0.20)    $ 4.40      $ 4.20     $   --   $(0.66) $(0.66) $19.44   26.74%  $176,395
09/30/01               19.44      (0.12)     (7.19)      (7.31)        --    (1.43)  (1.43)  10.70  (39.85)    99,012
09/30/02               10.70      (0.07)     (2.14)      (2.21)        --       --      --    8.49  (20.65)    81,686
09/30/03                8.49      (0.06)      1.26        1.20         --       --      --    9.69   14.13     66,378
09/30/04                9.69      (0.07)      1.13        1.06         --       --      --   10.75   10.94     54,199
10/01/04-03/31/05(7)   10.75       0.04       0.77        0.81         --       --      --   11.56    7.53     49,679
                                                                              Class C+
-
09/30/00              $15.89     $(0.20)    $ 4.39      $ 4.19     $   --   $(0.66) $(0.66) $19.42   26.78%  $ 39,986
09/30/01               19.42      (0.13)     (7.18)      (7.31)        --    (1.43)  (1.43)  10.68  (39.89)    28,283
09/30/02               10.68      (0.07)     (2.13)      (2.20)        --       --      --    8.48  (20.60)    60,174
09/30/03                8.48      (0.06)      1.25        1.19         --       --      --    9.67   14.03     49,593
09/30/04                9.67      (0.07)      1.13        1.06         --       --      --   10.73   10.96     43,993
10/01/04-03/31/05(7)   10.73       0.04       0.78        0.82         --       --      --   11.55    7.64     41,852
                                                                               Class I
-
11/16/01-09/30/02(3)  $12.29     $ 0.02     $(3.43)     $(3.41)    $   --   $   --  $   --  $ 8.88  (27.75)% $  9,877
09/30/03                8.88       0.02       1.31        1.33         --       --      --   10.21   14.98     12,899
09/30/04               10.21       0.02       1.18        1.20         --       --      --   11.41   11.75        769
10/01/04-03/31/05(7)   11.41       0.09       0.82        0.91      (0.05)      --   (0.05)  12.27    8.00        886



                       Ratio
                      of net
   Ratio of         investment
   expenses        income (loss)
  to average        to average        Portfolio
  net assets        net assets        Turnover
----------        -------------       ---------


   1.44%              (0.43)%             61%
   1.45               (0.21)             126
   1.50(6)            (0.01)(6)          118
   1.50                0.06              123
   1.50                0.01              139
   1.53(4)             1.26(4)            33


   2.07%              (1.07)%             61%
   2.09               (0.85)             126
   2.13(6)            (0.66)(6)          118
   2.16               (0.59)             123
   2.17               (0.67)             139
   2.19(4)             0.61(4)            33


   2.10%(5)           (1.10)%(5)          61%
   2.13(5)            (0.88)(5)          126
   2.17(5)(6)         (0.68)(5)(6)       118
   2.16(5)            (0.60)(5)          123
   2.14(5)            (0.64)(5)          139
   2.17(4)(5)          0.63(4)(5)         33


   1.32%(4)(5)(6)      0.21%(4)(5)(6)    118%
   1.32(5)             0.23(5)           123
   1.32(5)             0.19(5)           139
   1.32(4)(5)          1.43(4)(5)         33

--------
(1)Calculated based upon average shares outstanding
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of sale of respective class of shares
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                           09/30/00 09/30/01 09/30/02(6) 09/30/03 09/30/04 03/31/05(4)
                           -------- -------- ----------- -------- -------- -----------
Growth and Income Class C+   0.01%    0.00%      -- %       -- %     -- %      -- %
Growth and Income Class I.     --       --      0.12(4)    0.37     0.14      1.18

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by 0.02%
(7)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                         BALANCED ASSETS FUND
                                                                         --------------------
                                              Net gain
                                              (loss) on
                           Net               investments                       Distri-          Net               Net
                          Asset      Net        (both               Dividends  butions         Asset            Assets
                          Value   investment  realized   Total from  from net   from    Total  Value            end of
                        beginning   income       and     investment investment capital Distri- end of   Total   period
     Period Ended       of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
----------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- --------
                                                                                Class A
-
09/30/00                 $20.12     $0.21      $ 2.83      $ 3.04     $(0.22)  $(1.98) $(2.20) $20.96   15.69%  $319,598
09/30/01                  20.96      0.22       (5.73)      (5.51)     (0.21)   (2.00)  (2.21)  13.24  (28.35)   229,609
09/30/02(7)               13.24      0.19       (1.45)      (1.26)     (0.19)      --   (0.19)  11.79   (9.65)   183,652
09/30/03                  11.79      0.10        0.68        0.78      (0.12)      --   (0.12)  12.45    6.65    175,324
09/30/04                  12.45      0.12        0.78        0.90      (0.16)      --   (0.16)  13.19    7.27    160,269
10/01/04-03/31/05(8)      13.19      0.13        0.29        0.42      (0.15)      --   (0.15)  13.46    3.17    150,847
                                                                                Class B
-
09/30/00                 $20.09     $0.08      $ 2.82      $ 2.90     $(0.09)  $(1.98) $(2.07) $20.92   14.98%  $174,936
09/30/01                  20.92      0.11       (5.70)      (5.59)     (0.13)   (2.00)  (2.13)  13.20  (28.80)    95,473
09/30/02(7)               13.20      0.10       (1.45)      (1.35)     (0.11)      --   (0.11)  11.74  (10.29)    64,452
09/30/03                  11.74      0.03        0.68        0.71      (0.04)      --   (0.04)  12.41    6.07     47,496
09/30/04                  12.41      0.03        0.77        0.80      (0.07)      --   (0.07)  13.14    6.45     38,687
10/01/04-03/31/05(8)      13.14      0.08        0.29        0.37      (0.10)      --   (0.10)  13.41    2.84     34,323
                                                                               Class C+
-
09/30/00                 $20.11     $0.08      $ 2.82      $ 2.90     $(0.09)  $(1.98) $(2.07) $20.94   14.95%  $ 29,506
09/30/01                  20.94      0.12       (5.72)      (5.60)     (0.13)   (2.00)  (2.13)  13.21  (28.83)    24,450
09/30/02(7)               13.21      0.09       (1.43)      (1.34)     (0.11)      --   (0.11)  11.76  (10.21)    31,894
09/30/03                  11.76      0.03        0.67        0.70      (0.04)      --   (0.04)  12.42    5.97     25,784
09/30/04                  12.42      0.03        0.78        0.81      (0.07)      --   (0.07)  13.16    6.53     22,781
10/01/04-03/31/05(8)      13.16      0.09        0.28        0.37      (0.10)      --   (0.10)  13.43    2.84     20,527
                                                                                Class I
-
11/16/01-09/30/02(3)(7)  $14.29     $0.19      $(2.48)     $(2.29)    $(0.21)  $   --  $(0.21) $11.79  (16.18)% $  4,457
09/30/03                  11.79      0.12        0.69        0.81      (0.14)      --   (0.14)  12.46    6.89      4,574
09/30/04                  12.46      0.16        0.77        0.93      (0.18)      --   (0.18)  13.21    7.44        679
10/01/04-03/31/05(8)      13.21      0.14        0.30        0.44      (0.17)      --   (0.17)  13.48    3.33        747



                      Ratio
                     of net
   Ratio of        investment
   expenses       income (loss)
  to average       to average        Portfolio
  net assets       net assets        turnover
----------        -------------      ---------


   1.44%              1.01%             259%
   1.44               1.32              362
   1.47(6)            1.39(6)           485
   1.49               0.86              409
   1.50               0.89              181
   1.58(4)            1.89(4)            80


   2.06%              0.40%             259%
   2.08               0.68              362
   2.12(6)            0.73(6)           485
   2.16               0.22              409
   2.18               0.20              181
   2.26(4)            1.22(4)            80


   2.05%(5)           0.38%(5)          259%
   2.05(5)            0.71(5)           362
   2.13(5)(6)         0.72(5)(6)        485
   2.15(5)            0.22(5)           409
   2.18(5)            0.21(5)           181
   2.23(4)(5)         1.25(4)(5)         80


   1.33%(4)(5)(6)     1.52%(4)(5)(6)    485%
   1.33(5)            1.02(5)           409
   1.29(5)            1.10(5)           181
   1.33(4)(5)         2.15(4)(5)         80

--------
(1)Calculated based upon average shares outstanding
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of sale of respective class of shares
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                         09/30/00 09/30/01 09/30/02(6) 09/30/03 09/30/04 03/31/05(4)
                         -------- -------- ----------- -------- -------- -----------
Balanced Assets Class C+   0.07%    0.06%     0.00%       -- %     -- %      -- %
Balanced Assets Class I.     --       --      0.19(4)    0.19     0.24      2.14

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by 0.01%
(7)As disclosed in the Notes to the Financial Statements, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began accreting discount and amortizing premium on debt securities. The per share affect of this change for the period ended September 30, 2002 on investment income and realized and unrealized gain and losses was approximately $0.01 per share for all classes of shares. The effect of this change was to decrease the ratio of net investment income to average net assets by 0.05% for all classes of shares. Per share data and ratios for periods prior to September 30, 2002 have not been restated to reflect this change in accounting policy.
(8)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                       INTERNATIONAL EQUITY FUND
                                                                       -------------------------
                                              Net gain
                                              (loss) on
                           Net               investments                       Distri-          Net               Net
                          Asset      Net        (both               Dividends  butions         Asset            Assets
                          Value   investment  realized   Total from  from net   from    Total  Value            end of
                        beginning   income       and     investment investment capital Distri- end of   Total   period
     Period Ended       of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
----------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------
                                                                                Class A
-
10/31/00                 $14.26     $(0.11)    $ 0.29      $ 0.18     $   --   $   --  $   --  $14.44    1.26%  $49,085
10/31/01                  14.44      (0.05)     (4.40)      (4.45)        --    (1.11)  (1.11)   8.88  (33.17)   24,408
11/01/01-09/30/02(8)       8.88       0.00      (1.88)      (1.88)        --       --      --    7.00  (21.17)   30,896
09/30/03                   7.00       0.03       1.70        1.73         --       --      --    8.73   24.71    28,720
09/30/04                   8.73       0.01       1.46        1.47      (0.00)      --   (0.00)  10.20   16.88    32,221
10/01/04-03/31/05(9)      10.20      (0.06)      1.65        1.59         --       --      --   11.79   15.59    38,068
                                                                                Class B
-
10/31/00                 $13.98     $(0.22)    $ 0.31      $ 0.09     $   --   $   --  $   --  $14.07    0.64%  $48,901
10/31/01                  14.07      (0.13)     (4.26)      (4.39)        --    (1.11)  (1.11)   8.57  (33.64)   26,747
11/01/01-09/30/02(8)       8.57      (0.06)     (1.78)      (1.84)        --       --      --    6.73  (21.47)   25,509
09/30/03                   6.73      (0.03)      1.64        1.61         --       --      --    8.34   23.92    24,799
09/30/04                   8.34      (0.06)      1.41        1.35         --       --      --    9.69   16.19    20,673
10/01/04-03/31/05(9)       9.69      (0.10)      1.57        1.47         --       --      --   11.16   15.17    21,153
                                                                                Class C+
-
10/31/00                 $13.99     $(0.21)    $ 0.30      $ 0.09     $   --   $   --  $   --  $14.08    0.64%  $20,367
10/31/01                  14.08      (0.12)     (4.28)      (4.40)        --    (1.11)  (1.11)   8.57  (33.69)   12,949
11/01/01-09/30/02(6)(8)    8.57      (0.06)     (1.79)      (1.85)        --       --      --    6.72  (21.59)   15,067
09/30/03                   6.72      (0.03)      1.64        1.61         --       --      --    8.33   23.96    14,787
09/30/04                   8.33      (0.06)      1.41        1.35         --       --      --    9.68   16.21    15,798
10/01/04-03/31/05(9)       9.68      (0.10)      1.57        1.47         --       --      --   11.15   15.19    17,111
                                                                                Class I
-
11/16/01-09/30/02(6)(8)  $ 9.09     $ 0.01     $(2.08)     $(2.07)    $   --   $   --  $   --  $ 7.02  (22.77)% $15,802
09/30/03                   7.02       0.03       1.72        1.75         --       --      --    8.77   24.93    20,499
09/30/04                   8.77      (0.04)      1.53        1.49      (0.01)      --   (0.01)  10.25   16.96     4,233
10/01/04-03/31/05(9)      10.25      (0.06)      1.66        1.60         --       --      --   11.85   15.61     6,124



                        Ratio
                       of net
  Ratio of           investment
  expenses          income (loss)
 to average          to average        Portfolio
net assets(4)       net assets(4)      Turnover
-------------      -------------       ---------


    2.03%(5)           (0.72)%(5)          89%
    2.03               (0.42)             272
    1.93(3)(5)(7)      (0.06)(3)(5)(7)    230
    1.90                0.35              209
    1.90                0.06              202
    1.90(3)            (1.14)(3)           64


    2.68%(5)           (1.37)%(5)          89%
    2.68               (1.14)             272
    2.56(3)(5)(7)      (0.72)(3)(5)(7)    230
    2.55               (0.41)             209
    2.55               (0.62)             202
    2.55(3)            (1.82)(3)           64


    2.68%(5)           (1.30)%(5)          89%
    2.68               (1.13)             272
    2.55(3)(5)(7)      (0.72)(3)(5)(7)    230
    2.55               (0.38)             209
    2.55               (0.60)             202
    2.55(3)            (1.80)(3)           64


    1.80%(3)(5)(7)      0.16%(3)(5)(7)    230%
    1.80                0.43              209
    1.80               (0.34)             202
    1.80(3)            (1.00)(3)           64

--------
(1)Calculated based upon average shares outstanding
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of the following expense reimbursements (based on average net assets):

                              10/31/00 10/31/01 09/30/02(7) 09/30/03 09/30/04 03/31/05(3)
                              -------- -------- ----------- -------- -------- -----------
International Equity Class A.   0.04%    0.03%     0.08%      0.18%    0.10%     0.13%
International Equity Class B.   0.04     0.06      0.14       0.13     0.11      0.22
International Equity Class C+   0.10     0.14      0.13       0.28     0.06      0.18
International Equity Class I.     --       --      0.11       0.16     0.12      0.20

(5)The ratio reflects an expense cap which is net of custody credits of (0.01)% or waiver/reimbursement if applicable.
(6)Commencement of sale of respective class of shares
(7)Includes expense reimbursements (recoupments), but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have remained the same
(8)The Fund changed its fiscal year end from October 31 to September 30.
(9)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                             VALUE FUND
                                                                             ----------
                                           Net gain
                                           (loss) on
                        Net               investments                                              Net
                       Asset      Net        (both               Dividends                        Asset            Net Assets
                       Value   investment  realized   Total from  from net  Distributions  Total  Value              end of
                     beginning   income       and     investment investment from capital  Distri- end of   Total     period
    Period Ended     of period (loss)(1)  unrealized) operations   income       gains     butions period Return(2)  (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ----------
                                                                              Class A
-
10/31/99              $14.99     $ 0.07     $ 1.76      $ 1.83     $   --      $   --     $   --  $16.82   12.21%   $ 58,581
10/31/00               16.82       0.04       1.68        1.72         --       (0.77)     (0.77)  17.77   10.73      52,062
10/31/01               17.77       0.11      (0.83)      (0.72)        --       (1.95)     (1.95)  15.10   (4.42)     51,150
10/31/02               15.10       0.18       0.07        0.25      (0.09)      (0.63)     (0.72)  14.63    1.44      50,975
10/31/03               14.63       0.29       2.05        2.34      (0.18)      (0.46)     (0.64)  16.33   16.59      60,701
11/1/03-09/30/04(8)    16.33       0.32       1.86        2.18      (0.37)      (0.45)     (0.82)  17.69   13.79      91,769
10/01/04-03/31/05(9)   17.69       0.11       1.71        1.82      (0.29)      (1.78)     (2.07)  17.44   10.45     118,084
                                                                              Class B
-
10/31/99              $14.81     $(0.03)    $ 1.73      $ 1.70     $   --      $   --     $   --  $16.51   11.48%   $ 95,112
10/31/00               16.51       0.06       1.51        1.57         --       (0.77)     (0.77)  17.31   10.00      79,261
10/31/01               17.31       0.00      (0.80)      (0.80)        --       (1.95)     (1.95)  14.56   (5.06)     77,667
10/31/02               14.56       0.07       0.07        0.14      (0.01)      (0.63)     (0.64)  14.06    0.74      78,584
10/31/03               14.06       0.19       1.98        2.17      (0.08)      (0.46)     (0.54)  15.69   15.94      83,935
11/1/03-09/30/04(8)    15.69       0.24       1.75        1.99      (0.27)      (0.45)     (0.72)  16.96   13.09      68,492
10/01/04-03/31/05(9)   16.96       0.05       1.64        1.69      (0.18)      (1.78)     (1.96)  16.69   10.11      65,368
                                                                              Class C+
-
10/31/99              $14.81     $(0.03)    $ 1.73      $ 1.70     $   --      $   --     $   --  $16.51   11.48%   $ 12,976
10/31/00               16.51       0.07       1.49        1.56         --       (0.77)     (0.77)  17.30    9.93      14,652
10/31/01               17.30       0.00      (0.79)      (0.79)        --       (1.95)     (1.95)  14.56   (5.01)     17,805
10/31/02               14.56       0.07       0.07        0.14      (0.01)      (0.63)     (0.64)  14.06    0.74      18,504
10/31/03               14.06       0.18       1.99        2.17      (0.08)      (0.46)     (0.54)  15.69   15.94      23,208
11/1/03-09/30/04(8)    15.69       0.22       1.77        1.99      (0.27)      (0.45)     (0.72)  16.96   13.09      30,987
10/01/04-03/31/05(9)   16.96       0.05       1.64        1.69      (0.18)      (1.78)     (1.96)  16.69   10.11      37,957
                                                                              Class I
-
11/16/01-10/31/02(6)  $15.93     $ 0.19     $(0.77)     $(0.58)    $(0.09)     $(0.63)    $(0.72) $14.63   (3.83)%  $  4,726
10/31/03               14.63       0.30       2.05        2.35      (0.19)      (0.46)     (0.65)  16.33   16.72       6,629
11/1/03-09/30/04(8)    16.33       0.37       1.83        2.20      (0.40)      (0.45)     (0.85)  17.68   13.91       4,746
10/01/04-03/31/05(9)   17.68       0.12       1.71        1.83      (0.30)      (1.78)     (2.08)  17.43   10.51       5,922
                                                                              Class Z
-
10/31/99              $15.04     $ 0.17     $ 1.76      $ 1.93     $   --      $   --     $   --  $16.97   12.83%   $     74
10/31/00               16.97       0.13       1.69        1.82         --       (0.77)     (0.77)  18.02   11.25         353
10/31/01               18.02       0.21      (0.85)      (0.64)        --       (1.95)     (1.95)  15.43   (3.86)        487
10/31/02               15.43       0.27       0.06        0.33      (0.16)      (0.63)     (0.79)  14.97    1.98         360
10/31/03               14.97       0.36       2.13        2.49      (0.25)      (0.46)     (0.71)  16.75   17.36       4,532
11/1/03-09/30/04(8)    16.75       0.41       1.92        2.33      (0.45)      (0.45)     (0.90)  18.18   14.37       7,370
10/01/04-03/31/05(9)   18.18       0.15       1.78        1.93      (0.39)      (1.78)     (2.17)  17.94   10.82      13,342



                  Ratio
                 of net
  Ratio of     investment
  expenses    income (loss)
 to average    to average    Portfolio
net assets(4) net assets(4)  Turnover
------------- -------------  ---------


    1.77%(5)       0.43%(5)     118%
    1.78(5)        0.25(5)       95
    1.78(5)        0.68(5)      146
    1.78           1.15         188
    1.78(7)        1.94(7)      138
    1.73(3)        2.12(3)      204
    1.63(3)        1.23(3)       20


    2.40%(5)      (0.19)%(5)    118%
    2.43(5)        0.39(5)       95
    2.43(5)        0.03(5)      146
    2.43           0.49         188
    2.41(7)        1.32(7)      138
    2.40(3)        1.58(3)      204
    2.28(3)        0.59(3)       20


    2.42%(5)      (0.21)%(5)    118%
    2.43(5)        0.40(5)       95
    2.43(5)        0.02(5)      146
    2.43           0.49         188
    2.43(7)        1.28(7)      138
    2.41(3)        1.48(3)      204
    2.28(3)        0.58(3)       20


    1.68%(3)       1.26%(3)     188%
    1.68(7)        2.02(7)      138
    1.67(3)        2.31(3)      204
    1.53(3)        1.33(3)       20


    1.21%(5)       0.98%(5)     118%
    1.21(5)        0.72(5)       95
    1.21(5)        1.26(5)      146
    1.21           1.69         188
    1.21(7)        2.33(7)      138
    1.19(3)        2.58(3)      204
    1.06(3)        1.78(3)       20

--------
(1)Calculated based upon average shares outstanding
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of the following expense reimbursements (recoupments) (based on average net assets):

                10/31/99 10/31/00 10/31/01 10/31/02  10/31/03 09/30/04 03/31/05(3)
                -------- -------- -------- --------  -------- -------- -----------
Value Class A..   0.04%    0.09%    0.00%    0.01%    (0.01)%   0.04%     0.16%
Value Class B..   0.02     0.07       --    (0.02)    (0.01)    0.02      0.22
Value Class C+.   0.13     0.11     0.05     0.03      0.02     0.06      0.15
Value Class I..     --       --       --     0.19(3)     --     0.10      0.42
Value Class Z..  23.27    10.14     6.55     5.52      1.00     0.16      0.23

(5)The ratio reflects an expense cap which is net of custody credits of (0.01)% or waiver/reimbursements if applicable.
(6)Commencement of sale of respective class of shares
(7)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by

                                           10/31/03
                                           --------
                            Value Class A.   0.01%
                            Value Class B.   0.01
                            Value Class C+   0.01
                            Value Class I.   0.01
                            Value Class Z.   0.00

(8)The Fund changed its fiscal year end from October 31 to September 30.
(9)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                      BIOTECH/HEALTH FUND
                                                                      -------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-          Net               Net
                       Asset      Net        (both               Dividends  butions         Asset            Assets
                       Value   investment  realized   Total from  from net   from    Total  Value            end of
                     beginning   income       and     investment investment capital Distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------
                                                                            Class A
-
06/14/00-10/31/00(3)  $12.50     $(0.02)    $ 3.48      $ 3.46      $--     $   --  $   --  $15.96   27.68%  $30,489
10/31/01               15.96      (0.06)     (4.32)      (4.38)      --      (0.55)  (0.55)  11.03  (27.92)   27,865
10/31/02               11.03      (0.13)     (3.28)      (3.41)      --         --      --    7.62  (30.92)   16,092
10/31/03                7.62      (0.11)      2.30        2.19       --         --      --    9.81   28.74    18,924
11/01/03-09/30/04(7)    9.81      (0.11)     (0.67)      (0.78)      --         --      --    9.03   (7.95)   15,839
10/01/04-03/31/05(8)    9.03      (0.06)     (0.70)      (0.76)      --         --      --    8.27   (8.42)   13,104
                                                                            Class B
-
06/14/00-10/31/00(3)  $12.50     $(0.05)    $ 3.47      $ 3.42      $--     $   --  $   --  $15.92   27.36%  $23,457
10/31/01               15.92      (0.14)     (4.31)      (4.45)      --      (0.55)  (0.55)  10.92  (28.45)   25,552
10/31/02               10.92      (0.19)     (3.23)      (3.42)      --         --      --    7.50  (31.32)   15,757
10/31/03                7.50      (0.16)      2.25        2.09       --         --      --    9.59   27.87    17,843
11/01/03-09/30/04(7)    9.59      (0.16)     (0.66)      (0.82)      --         --      --    8.77   (8.55)   14,417
10/01/04-03/31/05(8)    8.77      (0.09)     (0.67)      (0.76)      --         --      --    8.01   (8.67)   11,328
                                                                            Class C+
-
06/14/00-10/31/00(3)  $12.50     $(0.05)    $ 3.48      $ 3.43      $--     $   --  $   --  $15.93   27.44%  $20,386
10/31/01               15.93      (0.14)     (4.31)      (4.45)      --      (0.55)  (0.55)  10.93  (28.43)   23,581
10/31/02               10.93      (0.19)     (3.23)      (3.42)      --         --      --    7.51  (31.29)   12,448
10/31/03                7.51      (0.16)      2.26        2.10       --         --      --    9.61   27.96    12,662
11/01/03-09/30/04(7)    9.61      (0.16)     (0.66)      (0.82)      --         --      --    8.79   (8.53)   10,384
10/01/04-03/31/05(8)    8.79      (0.09)     (0.67)      (0.76)      --         --      --    8.03   (8.65)    7,855



                    Ratio
                   of net
  Ratio of       investment
  expenses      income (loss)
 to average      to average       Portfolio
net assets(5)   net assets(5)     Turnover
-------------   -------------     ---------


    1.55%(4)(6)     (0.28)%(4)(6)    112%
    1.55(6)         (0.50)(6)        333
    1.55            (1.38)           340
    1.55            (1.32)           236
    1.55(4)         (1.15)(4)        149
    1.55(4)         (1.42)(4)         66


    2.20%(4)(6)     (1.08)%(4)(6)    112%
    2.20(6)         (1.18)(6)        333
    2.20            (2.03)           340
    2.20            (1.97)           236
    2.20(4)         (1.80)(4)        149
    2.20(4)         (2.07)(4)         66


    2.20%(4)(6)     (1.07)%(4)(6)    112%
    2.20(6)         (1.17)(6)        333
    2.20            (2.03)           340
    2.20            (1.97)           236
    2.20(4)         (1.80)(4)        149
    2.20(4)         (2.07)(4)         66

--------
(1)Calculated based upon average shares outstanding
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of operations
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                        10/31/00(4) 10/31/01 10/31/02 10/31/03 09/30/04 03/31/05(4)
                        ----------- -------- -------- -------- -------- -----------
Biotech/Health Class A.    0.49%      0.19%    0.20%    0.23%    0.28%     0.34%
Biotech/Health Class B.    0.96       0.21     0.20     0.26     0.26      0.38
Biotech/Health Class C+    1.09       0.20     0.21     0.33     0.26      0.40

(6)The ratio reflects an expense cap which is net of custody credits of less than (0.01)%
(7)The Fund changed its fiscal year end from October 31 to September 30.
(8)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                    TAX MANAGED EQUITY FUND
                                                                    -----------------------
                                           Net Gain
                                           (Loss) on
                        Net               investments                       Distri-          Net               Net
                       Asset      Net        (both               Dividends  butions         Asset            Assets
                       Value   investment  realized   Total from  from net   from    Total  Value            end of
                     beginning   income       and     investment investment capital Distri- end of   Total   period
    Period Ended     of period (Loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------
                                                                            Class A
-
03/01/99-10/31/99(3)  $12.50     $ 0.00     $ 1.15      $ 1.15     $   --     $--   $   --  $13.65    9.20%  $25,067
10/31/00               13.65      (0.02)      0.91        0.89         --      --       --   14.54    6.52    38,802
10/31/01               14.54       0.00      (3.50)      (3.50)        --      --       --   11.04  (24.07)   28,739
10/31/02               11.04       0.01      (2.05)      (2.04)        --      --       --    9.00  (18.48)   16,587
10/31/03                9.00       0.03       1.46        1.49         --      --       --   10.49   16.56    14,877
11/01/03-09/30/04(7)   10.49       0.03       0.75        0.78         --      --       --   11.27    7.44    13,562
10/01/04-03/31/05(8)   11.27       0.07       0.40        0.47      (0.06)     --    (0.06)  11.68    4.17    12,531
                                                                            Class B
-
03/01/99-10/31/99(3)  $12.50     $(0.06)    $ 1.14      $ 1.08     $   --     $--   $   --  $13.58    8.64%  $27,524
10/31/00               13.58      (0.11)      0.91        0.80         --      --       --   14.38    5.89    47,972
10/31/01               14.38      (0.08)     (3.45)      (3.53)        --      --       --   10.85  (24.55)   40,677
10/31/02               10.85      (0.06)     (2.00)      (2.06)        --      --       --    8.79  (18.99)   25,703
10/31/03                8.79      (0.03)      1.41        1.38         --      --       --   10.17   15.70    22,694
11/01/03-09/30/04(7)   10.17      (0.04)      0.73        0.69         --      --       --   10.86    6.78    19,669
10/01/04-03/31/05(8)   10.86       0.03       0.39        0.42         --      --       --   11.28    3.87    17,921
                                                                            Class C+
-
03/01/99-10/31/99(3)  $12.50     $(0.06)    $ 1.16      $ 1.10     $   --     $--   $   --  $13.60    8.80%  $27,884
10/31/00               13.60      (0.11)      0.91        0.80         --      --       --   14.40    5.88    51,348
10/31/01               14.40      (0.08)     (3.46)      (3.54)        --      --       --   10.86  (24.58)   43,610
10/31/02               10.86      (0.06)     (2.00)      (2.06)        --      --       --    8.80  (18.97)   26,430
10/31/03                8.80      (0.03)      1.42        1.39         --      --       --   10.19   15.80    23,036
11/01/03-09/30/04(7)   10.19      (0.04)      0.73        0.69         --      --       --   10.88    6.77    18,295
10/01/04-03/31/05(8)   10.88       0.03       0.39        0.42         --      --       --   11.30    3.86    16,700



                    Ratio
                   of net
  Ratio of       investment
  expenses      income (loss)
 to average      to average       Portfolio
net assets(5)   net assets(5)     Turnover
-------------   -------------     ---------


    1.45%(4)(6)     (0.02)%(4)(6)     9%
    1.45(6)         (0.14)(6)         7
    1.45(6)         (0.03)(6)        19
    1.45             0.09            16
    1.45             0.35            13
    1.45(4)          0.25(4)         20
    1.45(4)          1.14(4)         10


    2.10%(4)(6)     (0.74)%(4)(6)     9%
    2.10(6)         (0.79)(6)         7
    2.10(6)         (0.68)(6)        19
    2.10            (0.56)           16
    2.10            (0.30)           13
    2.10(4)         (0.40)(4)        20
    2.10(4)          0.50(4)         10


    2.10%(4)(6)     (0.75)%(4)(6)     9%
    2.10(6)         (0.79)(6)         7
    2.10(6)         (0.68)(6)        19
    2.10            (0.56)           16
    2.10            (0.30)           13
    2.10(4)         (0.40)(4)        20
    2.10(4)          0.49(4)         10

--------
(1)Calculated based upon average shares outstanding
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of operations
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                            10/31/99(4) 10/31/00 10/31/01 10/31/02 10/31/03 09/30/04 03/31/05(4)
                            ----------- -------- -------- -------- -------- -------- -----------
Tax Managed Equity Class A.    1.07%      0.23%    0.15%    0.00%    0.26%    0.24%     0.32%
Tax Managed Equity Class B.    0.84       0.22     0.15     0.20     0.23     0.25      0.29
Tax Managed Equity Class C+    0.83       0.22     0.14     0.21     0.23     0.24      0.28

(6)The ratio reflects an expense cap which is net of custody credits of less than (0.01)%
(7)The Fund changed its fiscal year end from October 31 to September 30.
(8)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO PROFILE -- March 31, 2005 -- (unaudited)

Industry Allocation*

                     Pharmaceuticals................  10.1%
                     Electronics....................   9.6
                     Medical Products...............   9.3
                     Retail.........................   9.3
                     Financial Services.............   9.0
                     Computer Software..............   6.4
                     Computers & Business Equipment.   5.6
                     Broadcasting & Media...........   5.0
                     Conglomerate...................   4.6
                     Food, Beverage & Tobacco.......   4.3
                     Telecommunications.............   4.1
                     Leisure & Tourism..............   3.6
                     Household & Personal Products..   3.4
                     Aerospace & Military Technology   2.8
                     Internet Content...............   1.9
                     Chemicals......................   1.7
                     Insurance......................   1.4
                     Energy Sources.................   1.2
                     Internet Software..............   1.2
                     Manufacturing..................   1.1
                     Transportation.................   1.1
                     Banks..........................   1.0
                     Energy Services................   1.0
                     Health Services................   0.9
                     Apparel & Textiles.............   0.7
                     Repurchase Agreements..........   0.5
                                                     -----
                                                     100.8%
                                                     =====

--------
* Calculated as a percentage of net assets.

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (unaudited)


                                                             Value
                   Security Description            Shares   (Note 3)
          -----------------------------------------------------------
          COMMON STOCK -- 100.3%
          Aerospace & Military Technology -- 2.8%
            General Dynamics Corp.................  11,500 $ 1,231,075
            United Technologies Corp..............  13,100   1,331,746
                                                           -----------
                                                             2,562,821
                                                           -----------
          Apparel & Textiles -- 0.7%
            NIKE, Inc., Class B...................   7,800     649,818
                                                           -----------
          Banks -- 1.0%
            Bank of America Corp..................  21,000     926,100
                                                           -----------
          Broadcasting & Media -- 5.0%
            News Corp., Class A................... 110,000   1,861,200
            Time Warner, Inc...................... 105,700   1,855,035
            Viacom, Inc., Class B.................  25,000     870,750
                                                           -----------
                                                             4,586,985
                                                           -----------
          Chemicals -- 1.7%
            Dow Chemical Co.......................  31,000   1,545,350
                                                           -----------
          Computer Software -- 6.4%
            Adobe Systems, Inc....................  19,100   1,282,947
            Electronic Arts, Inc..................  10,000     517,800
            Microsoft Corp........................ 131,400   3,175,938
            Oracle Corp...........................  70,000     873,600
                                                           -----------
                                                             5,850,285
                                                           -----------
          Computers & Business Equipment -- 5.6%
            Dell, Inc.............................  49,900   1,917,158
            International Business Machines Corp..  22,900   2,092,602
            Seagate Technology....................  55,000   1,075,250
                                                           -----------
                                                             5,085,010
                                                           -----------
          Conglomerate -- 4.6%
            Dover Corp............................  25,000     944,750
            General Electric Co...................  50,100   1,806,606
            Tyco International, Ltd...............  41,200   1,392,560
                                                           -----------
                                                             4,143,916
                                                           -----------
          Electronics -- 9.6%
            AMETEK, Inc...........................  30,000   1,207,500
            Applied Materials, Inc................  56,400     916,500
            Intel Corp............................ 104,004   2,416,013
            L-3 Communications Holdings, Inc......  15,000   1,065,300
            Lam Research Corp.....................  40,000   1,154,400
            Marvell Technology Group, Ltd.........  20,000     766,800
            Texas Instruments, Inc................  48,800   1,243,912
                                                           -----------
                                                             8,770,425
                                                           -----------
          Energy Services -- 1.0%
            Transocean, Inc.......................  18,000     926,280
                                                           -----------
          Energy Sources -- 1.2%
            ChevronTexaco Corp....................  19,200   1,119,552
                                                           -----------
          Financial Services -- 9.0%
            American Express Co...................  26,300   1,351,031
            Capital One Financial Corp............  29,900   2,235,623
            Citigroup, Inc........................  20,000     898,800
            Goldman Sachs Group, Inc..............  10,500   1,154,895
            Merrill Lynch & Co., Inc..............  30,000   1,698,000
            Morgan Stanley........................  15,250     873,062
                                                           -----------
                                                             8,211,411
                                                           -----------

                                                           Value
                   Security Description          Shares   (Note 3)
           ---------------------------------------------------------
           Food, Beverage & Tobacco -- 4.3%
             Coca-Cola Co.......................  50,000 $ 2,083,500
             PepsiCo, Inc.......................  35,100   1,861,353
                                                         -----------
                                                           3,944,853
                                                         -----------
           Health Services -- 0.9%
             PacifiCare Health Systems, Inc.....  15,000     853,800
                                                         -----------
           Household & Personal Products -- 3.4%
             Colgate-Palmolive Co...............  17,000     886,890
             Procter & Gamble Co................  40,800   2,162,400
                                                         -----------
                                                           3,049,290
                                                         -----------
           Insurance -- 1.4%
             WellPoint, Inc.....................  10,000   1,253,500
                                                         -----------
           Internet Content -- 1.9%
             eBay, Inc..........................  45,400   1,691,604
                                                         -----------
           Internet Software -- 1.2%
             Symantec Corp......................  50,000   1,066,500
                                                         -----------
           Leisure & Tourism -- 3.6%
             Carnival Corp......................  38,600   1,999,866
             Hilton Hotels Corp.................  55,000   1,229,250
                                                         -----------
                                                           3,229,116
                                                         -----------
           Manufacturing -- 1.1%
             ITT Industries, Inc................  11,000     992,640
                                                         -----------
           Medical Products -- 9.3%
             Becton Dickinson & Co..............  16,300     952,246
             Genzyme Corp.+.....................  25,000   1,431,000
             Johnson & Johnson..................  52,700   3,539,332
             Medtronic, Inc.....................  12,500     636,875
             St. Jude Medical, Inc..............  25,800     928,800
             Zimmer Holdings, Inc...............  12,000     933,720
                                                         -----------
                                                           8,421,973
                                                         -----------
           Pharmaceuticals -- 10.1%
             Abbott Laboratories................  33,000   1,538,460
             Amgen, Inc.........................  29,100   1,693,911
             Cardinal Health, Inc...............  17,000     948,600
             Gilead Sciences, Inc...............  45,000   1,611,000
             Pfizer, Inc........................ 130,545   3,429,417
                                                         -----------
                                                           9,221,388
                                                         -----------
           Retail -- 9.3%
             Bed Bath & Beyond, Inc.............  34,000   1,242,360
             Home Depot, Inc....................  35,000   1,338,400
             Target Corp........................  25,000   1,250,500
             Wal-Mart Stores, Inc...............  49,000   2,455,390
             Walgreen Co........................  25,000   1,110,500
             Williams-Sonoma, Inc...............  30,000   1,102,500
                                                         -----------
                                                           8,499,650
                                                         -----------
           Telecommunications -- 4.1%
             Cisco Systems, Inc.................  84,500   1,511,705
             Motorola, Inc......................  64,000     958,080
             QUALCOMM, Inc......................  34,350   1,258,928
                                                         -----------
                                                           3,728,713
                                                         -----------

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (unaudited) (continued)


                                                      Shares/
                                                     Principal    Value
                  Security Description                Amount     (Note 3)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Transportation -- 1.1%
       United Parcel Service, Inc., Class B.........   13,600  $   989,264
                                                               -----------
     Total Long-Term Investment Securities -- 100.3%
        (cost $88,629,434)..........................            91,320,244
                                                               -----------
     REPURCHASE AGREEMENTS -- 0.5%
       State Street Bank & Trust Co.
        Joint Repurchase Agreement(1)
        (cost $451,000)............................. $451,000      451,000
                                                               -----------
     TOTAL INVESTMENTS --
        (cost $89,080,434)(2).......................    100.8%  91,771,244
     Liabilities in excess of other assets..........     (0.8)    (763,157)
                                                     --------  -----------
     NET ASSETS --                                      100.0% $91,008,087
                                                     ========  ===========

--------
+  Non-income producing securities
(1)See Note 3 for details of Joint Repurchase Agreement
(2)See Note 6 for cost of investments on a tax basis

See Notes to Financial Statements

        SunAmerica Growth Opportunities Fund
        PORTFOLIO PROFILE -- March 31, 2005 -- (unaudited)

Industry Allocation*

                     Electronics.................... 12.1%
                     Pharmaceuticals................  8.3
                     Financial Services.............  7.3
                     Machinery......................  7.3
                     Repurchase Agreements..........  7.3
                     Computer Software..............  6.9
                     Transportation.................  5.8
                     Banks..........................  5.1
                     Energy Services................  4.7
                     Health Services................  4.6
                     Conglomerate...................  4.3
                     Telecommunications.............  4.1
                     Medical Products...............  3.5
                     Internet Software..............  3.1
                     Restaurants....................  2.9
                     Aerospace & Military Technology  2.7
                     Manufacturing..................  2.1
                     Internet Content...............  2.0
                     Metals & Mining................  1.5
                     Business Services..............  1.2
                     Communication Equipment........  1.2
                     Retail.........................  1.0
                     Food, Beverage & Tobacco.......  0.5
                                                     ----
                                                     99.5%
                                                     ====

--------
* Calculated as a percentage of net assets.

        SunAmerica Growth Opportunities Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (unaudited)


                                                                 Value
                   Security Description                Shares   (Note 3)
      -------------------------------------------------------------------
      COMMON STOCK -- 92.2%
      Aerospace & Military Technology -- 2.7%
        Alliant Techsystems, Inc.+....................  34,900 $ 2,493,605
                                                               -----------
      Banks -- 5.1%
        Franklin Bank Corp.+..........................  83,500   1,440,375
        Signature Bank+............................... 121,000   3,207,710
                                                               -----------
                                                                 4,648,085
                                                               -----------
      Business Services -- 1.2%
        Valassis Communications, Inc.+................  31,700   1,108,232
                                                               -----------
      Communication Equipment -- 1.2%
        Tekelec+......................................  69,100   1,101,454
                                                               -----------
      Computer Software -- 6.9%
        BMC Software, Inc.+...........................  75,000   1,125,000
        Cerner Corp.+.................................  10,000     525,100
        Keane, Inc.+..................................  69,500     905,585
        Lawson Software, Inc.+........................ 278,300   1,641,970
        Niku Corp.+...................................  50,000     902,500
        Parametric Technology Corp.+.................. 208,600   1,166,074
                                                               -----------
                                                                 6,266,229
                                                               -----------
      Conglomerate -- 4.3%
        Roper Industries, Inc.........................  59,700   3,910,350
                                                               -----------
      Electronics -- 12.1%
        AMETEK, Inc................................... 123,400   4,966,850
        Cypress Semiconductor Corp.+.................. 101,400   1,277,640
        Lam Research Corp.+........................... 126,900   3,662,334
        PMC-Sierra, Inc.+.............................  90,000     792,000
        Vitesse Semiconductor Corp.+.................. 100,000     268,000
                                                               -----------
                                                                10,966,824
                                                               -----------
      Energy Services -- 4.7%
        Global Industries, Ltd.+...................... 237,900   2,236,260
        Todco, Class A+...............................  79,100   2,043,944
                                                               -----------
                                                                 4,280,204
                                                               -----------
      Financial Services -- 7.3%
        CapitalSource, Inc.+..........................  20,000     460,000
        International Securities Exchange, Inc.+......   2,000      52,000
        MarketAxess Holdings, Inc.+...................  65,000     726,050
        Nelnet, Inc., Class A+........................  73,800   2,349,054
        Piper Jaffray Cos.+...........................  83,500   3,055,265
                                                               -----------
                                                                 6,642,369
                                                               -----------
      Food, Beverage & Tobacco -- 0.5%
        SunOpta, Inc.+................................  83,500     425,850
                                                               -----------
      Health Services -- 4.6%
        LCA-Vision, Inc...............................  92,550   3,081,915
        Pediatrix Medical Group, Inc.+................   8,000     548,720
        United Surgical Partners International, Inc.+.  12,000     549,240
                                                               -----------
                                                                 4,179,875
                                                               -----------
      Internet Content -- 2.0%
        Blue Nile, Inc.+..............................  18,200     503,230
        CNET Networks, Inc.+.......................... 139,100   1,313,104
                                                               -----------
                                                                 1,816,334
                                                               -----------

                                                                Value
                    Security Description              Shares   (Note 3)
       ------------------------------------------------------------------
       Internet Software -- 3.1%
         SupportSoft, Inc.+.......................... 147,500 $   778,800
         Symantec Corp.+.............................  95,000   2,026,350
                                                              -----------
                                                                2,805,150
                                                              -----------
       Machinery -- 7.3%
         IDEX Corp...................................  98,300   3,966,405
         Nordson Corp................................  72,200   2,658,404
                                                              -----------
                                                                6,624,809
                                                              -----------
       Manufacturing -- 2.1%
         HNI Corp....................................  41,800   1,878,910
                                                              -----------
       Medical Products -- 3.5%
         Advanced Neuromodulation Systems, Inc.+.....  55,600   1,490,636
         Animas Corp.+...............................  25,000     505,250
         Cypress Bioscience, Inc.+...................  69,500     635,230
         ID Biomedical Corp.+........................  31,700     483,742
         Vnus Medical Technologies, Inc.+............  10,000     115,800
                                                              -----------
                                                                3,230,658
                                                              -----------
       Metals & Mining -- 1.5%
         Worthington Industries, Inc.................  69,500   1,339,960
                                                              -----------
       Pharmaceuticals -- 8.3%
         BioMarin Pharmaceutical, Inc.+..............  31,700     163,255
         Integra Lifesciences Holdings Corp.+........ 115,400   4,064,388
         Medicines Co.+..............................  69,500   1,574,870
         Onyx Pharmaceuticals, Inc.+.................  21,100     661,485
         Par Pharmaceutical Cos., Inc.+..............  31,700   1,060,048
                                                              -----------
                                                                7,524,046
                                                              -----------
       Restaurants -- 2.9%
         Applebees International, Inc................  83,500   2,301,260
         Texas Roadhouse, Inc., Class A+.............  10,600     297,648
                                                              -----------
                                                                2,598,908
                                                              -----------
       Retail -- 1.0%
         Finish Line, Inc., Class A..................  40,000     926,000
                                                              -----------
       Telecommunications -- 4.1%
         Alvarion, Ltd.+............................. 139,100   1,333,969
         Jamdat Mobile, Inc.+........................     400       6,896
         SafeNet, Inc.+..............................  80,000   2,344,800
                                                              -----------
                                                                3,685,665
                                                              -----------
       Transportation -- 5.8%
         C.H. Robinson Worldwide, Inc................  41,800   2,153,954
         Hornbeck Offshore Services, Inc.+........... 122,900   3,079,874
                                                              -----------
                                                                5,233,828
                                                              -----------
       Total Long-Term Investment Securities -- 92.2%
          (cost $76,449,406).........................          83,687,345
                                                              -----------

        SunAmerica Growth Opportunities Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (unaudited) (continued)


                                              Principal    Value
                 Security Description          Amount     (Note 3)
           --------------------------------------------------------
           REPURCHASE AGREEMENTS -- 7.3%
             State Street Bank & Trust Co.
              Joint Repurchase Agreement(1). $  622,000  $   622,000
             UBS Securities, LLC
              Joint Repurchase Agreement(1).  6,000,000    6,000,000
                                                         -----------
           Total Repurchase Agreements
              (cost $6,622,000).............               6,622,000
                                                         -----------
           TOTAL INVESTMENTS --
              (cost $83,071,406)(2).........       99.5%  90,309,345
           Other assets less liabilities....        0.5      438,368
                                             ----------  -----------
           NET ASSETS --                          100.0% $90,747,713
                                             ==========  ===========

--------
+  Non-income producing securities
(1)See Note 3 for details of Joint Repurchase Agreement
(2)See Note 6 for cost of investments on a tax basis

See Notes to Financial Statements

        SunAmerica New Century Fund
        PORTFOLIO PROFILE -- March 31, 2005 -- (unaudited)

Industry Allocation*

                     Electronics....................  16.6%
                     Repurchase Agreements..........  15.6
                     Aerospace & Military Technology   7.4
                     Financial Services.............   7.3
                     Telecommunications.............   6.3
                     Banks..........................   5.3
                     Business Services..............   4.6
                     Medical Products...............   3.9
                     Conglomerate...................   3.8
                     Health Services................   3.4
                     Internet Software..............   3.4
                     Restaurants....................   3.4
                     Energy Sources.................   2.3
                     Leisure & Tourism..............   2.2
                     Manufacturing..................   2.1
                     Retail.........................   2.1
                     Household & Personal Products..   2.0
                     Machinery......................   2.0
                     Transportation.................   1.9
                     Pharmaceuticals................   1.3
                     Computer Software..............   1.1
                     Energy Services................   0.9
                     Broadcasting & Media...........   0.7
                     Forest Products................   0.4
                                                     -----
                                                     100.0%
                                                     =====

--------
* Calculated as a percentage of net assets.

        SunAmerica New Century Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (unaudited)


                                                            Value
                   Security Description           Shares   (Note 3)
          -----------------------------------------------------------
          COMMON STOCK -- 84.4%
          Aerospace & Military Technology -- 7.4%
            Alliant Techsystems, Inc.+...........  51,900 $ 3,708,255
            General Dynamics Corp................  33,500   3,586,175
                                                          -----------
                                                            7,294,430
                                                          -----------
          Banks -- 5.3%
            Hibernia Corp., Class A.............. 104,800   3,354,648
            Signature Bank+......................  72,000   1,908,720
                                                          -----------
                                                            5,263,368
                                                          -----------
          Broadcasting & Media -- 0.7%
            Radio One, Inc., Class D+............  44,500     656,375
                                                          -----------
          Business Services -- 4.6%
            Fastenal Co..........................  53,000   2,931,430
            Stericycle, Inc.+....................  37,700   1,666,340
                                                          -----------
                                                            4,597,770
                                                          -----------
          Computer Software -- 1.1%
            Siebel Systems, Inc.+................ 118,600   1,082,818
                                                          -----------
          Conglomerate -- 3.8%
            Dover Corp...........................  56,000   2,116,240
            Roper Industries, Inc................  25,000   1,637,500
                                                          -----------
                                                            3,753,740
                                                          -----------
          Electronics -- 16.6%
            Analog Devices, Inc..................  45,800   1,655,212
            Flextronics International, Ltd.+..... 158,500   1,908,340
            L-3 Communications Holdings, Inc.....  15,000   1,065,300
            Lam Research Corp.+..................  94,900   2,738,814
            Marvell Technology Group, Ltd.+...... 101,500   3,891,510
            National Semiconductor Corp..........  53,300   1,098,513
            Rockwell Automation, Inc.............  72,400   4,100,736
                                                          -----------
                                                           16,458,425
                                                          -----------
          Energy Services -- 0.9%
            Patterson-UTI Energy, Inc............  34,800     870,696
                                                          -----------
          Energy Sources -- 2.3%
            EOG Resources, Inc...................  47,600   2,320,024
                                                          -----------
          Financial Services -- 7.3%
            Ameritrade Holding Corp.+............ 175,800   1,794,918
            CapitalSource, Inc.+.................  20,000     460,000
            Knight Trading Group, Inc., Class A+.  77,900     750,956
            Nelnet, Inc., Class A+...............  48,600   1,546,938
            Providian Financial Corp.+........... 154,300   2,647,788
                                                          -----------
                                                            7,200,600
                                                          -----------
          Forest Products -- 0.4%
            Smurfit-Stone Container Corp.+.......  28,800     445,536
                                                          -----------
          Health Services -- 3.4%
            Centene Corp.+....................... 111,200   3,334,888
                                                          -----------
          Household & Personal Products -- 2.0%
            Yankee Candle Co., Inc.+.............  61,900   1,962,230
                                                          -----------
          Internet Software -- 3.4%
            Symantec Corp.+...................... 160,000   3,412,800
                                                          -----------

                                                    Shares/
                                                   Principal     Value
                Security Description                Amount      (Note 3)
     --------------------------------------------------------------------
     Leisure & Tourism -- 2.2%
       Royal Caribbean Cruises, Ltd..............      20,000  $   893,800
       Starwood Hotels & Resorts Worldwide, Inc..      21,100    1,266,633
                                                               -----------
                                                                 2,160,433
                                                               -----------
     Machinery -- 2.0%
       Nordson Corp..............................      52,700    1,940,414
                                                               -----------
     Manufacturing -- 2.1%
       ITT Industries, Inc.......................      23,200    2,093,568
                                                               -----------
     Medical Products -- 3.9%
       Millennium Pharmaceuticals, Inc.+.........      94,600      796,532
       Neurocrine Biosciences, Inc.+.............      12,800      487,168
       St. Jude Medical, Inc.+...................      72,200    2,599,200
                                                               -----------
                                                                 3,882,900
                                                               -----------
     Pharmaceuticals -- 1.3%
       Gilead Sciences, Inc.+....................      37,500    1,342,500
                                                               -----------
     Restaurants -- 3.4%
       Applebees International, Inc..............      64,400    1,774,864
       Ruby Tuesday, Inc.........................      65,800    1,598,282
                                                               -----------
                                                                 3,373,146
                                                               -----------
     Retail -- 2.1%
       Williams-Sonoma, Inc.+....................      57,100    2,098,425
                                                               -----------
     Telecommunications -- 6.3%
       Andrew Corp.+.............................     144,000    1,686,240
       NII Holdings, Inc.+.......................      79,200    4,554,000
                                                               -----------
                                                                 6,240,240
                                                               -----------
     Transportation -- 1.9%
       C.H. Robinson Worldwide, Inc..............      36,100    1,860,233
                                                               -----------
     Total Long-Term Investment Securities -- 84.4%
        (cost $71,896,528).......................               83,645,559
                                                               -----------
     REPURCHASE AGREEMENTS -- 15.6%
       State Street Bank & Trust Co.
        Joint Repurchase Agreement(1)............ $   489,000      489,000
       UBS Securities, LLC
        Joint Repurchase Agreement(1)............  15,000,000   15,000,000
                                                               -----------
     Total Repurchase Agreements
        (cost $15,489,000).......................               15,489,000
                                                               -----------
     TOTAL INVESTMENTS --
        (cost $87,385,528)(2)....................       100.0%  99,134,559
     Other assets less liabilities...............         0.0       14,730
                                                  -----------  -----------
     NET ASSETS --                                      100.0% $99,149,289
                                                  ===========  ===========

--------
+  Non-income producing securities
(1)See Note 3 for details of Joint Repurchase Agreement
(2)See Note 6 for cost of investments on a tax basis

See Notes to Financial Statements

        SunAmerica Growth and Income Fund
        PORTFOLIO PROFILE -- March 31, 2005 -- (unaudited)

Industry Allocation*

                     Financial Services.............  10.3%
                     Energy Sources.................   8.6
                     Banks..........................   7.6
                     Food, Beverage & Tobacco.......   7.6
                     Conglomerate...................   7.4
                     Broadcasting & Media...........   6.2
                     Retail.........................   5.7
                     Aerospace & Military Technology   5.5
                     Medical Products...............   5.3
                     Computers & Business Equipment.   4.9
                     Insurance......................   4.7
                     Computer Software..............   4.4
                     Electronics....................   4.4
                     Pharmaceuticals................   3.8
                     Telecommunications.............   2.9
                     Household & Personal Products..   2.1
                     Chemicals......................   2.0
                     Leisure & Tourism..............   2.0
                     Restaurants....................   2.0
                     Manufacturing..................   1.7
                     Repurchase Agreements..........   1.0
                                                     -----
                                                     100.1%
                                                     =====

--------
* Calculated as a percentage of net assets.

        SunAmerica Growth and Income Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (unaudited)


                                                             Value
                  Security Description            Shares    (Note 3)
         ------------------------------------------------------------
         COMMON STOCK -- 99.1%
         Aerospace & Military Technology -- 5.5%
           Alliant Techsystems, Inc..............  45,000 $  3,215,250
           General Dynamics Corp.................  25,000    2,676,250
           United Technologies Corp..............  30,000    3,049,800
                                                          ------------
                                                             8,941,300
                                                          ------------
         Banks -- 7.6%
           Bank of America Corp.................. 104,400    4,604,040
           Mellon Financial Corp.................  90,300    2,577,162
           U.S. Bancorp..........................  93,500    2,694,670
           Wells Fargo & Co......................  39,500    2,362,100
                                                          ------------
                                                            12,237,972
                                                          ------------
         Broadcasting & Media -- 6.2%
           Comcast Corp., Class A................  81,500    2,753,070
           News Corp., Class A................... 204,000    3,451,680
           Time Warner, Inc...................... 213,500    3,746,925
                                                          ------------
                                                             9,951,675
                                                          ------------
         Chemicals -- 2.0%
           du Pont (E.I.) de Nemours & Co........  63,000    3,228,120
                                                          ------------
         Computer Software -- 4.4%
           Microsoft Corp........................ 201,400    4,867,838
           Oracle Corp........................... 175,000    2,184,000
                                                          ------------
                                                             7,051,838
                                                          ------------
         Computers & Business Equipment -- 4.9%
           Dell, Inc.............................  43,200    1,659,744
           Hewlett-Packard Co.................... 125,000    2,742,500
           International Business Machines Corp..  38,000    3,472,440
                                                          ------------
                                                             7,874,684
                                                          ------------
         Conglomerate -- 7.4%
           Dover Corp............................  83,000    3,136,570
           General Electric Co................... 160,000    5,769,600
           Tyco International, Ltd...............  90,600    3,062,280
                                                          ------------
                                                            11,968,450
                                                          ------------
         Electronics -- 4.4%
           Applied Materials, Inc................ 180,000    2,925,000
           Intel Corp............................ 100,000    2,323,000
           L-3 Communications Holdings, Inc......  25,000    1,775,500
                                                          ------------
                                                             7,023,500
                                                          ------------
         Energy Sources -- 8.6%
           ChevronTexaco Corp....................  74,000    4,314,940
           Exxon Mobil Corp...................... 112,200    6,687,120
           Marathon Oil Corp.....................  60,000    2,815,200
                                                          ------------
                                                            13,817,260
                                                          ------------
         Financial Services -- 10.3%
           American Express Co...................  50,300    2,583,911
           Capital One Financial Corp............  34,700    2,594,519
           Citigroup, Inc........................ 116,100    5,217,534
           Goldman Sachs Group, Inc..............  17,100    1,880,829
           J.P. Morgan Chase & Co................  61,800    2,138,280
           Morgan Stanley........................  38,800    2,221,300
                                                          ------------
                                                            16,636,373
                                                          ------------
         Food, Beverage & Tobacco -- 7.6%
           Altria Group, Inc.....................  43,400    2,837,926
           Coca-Cola Co..........................  85,000    3,541,950

                                                Shares/
                                               Principal     Value
                Security Description            Amount      (Note 3)
        ---------------------------------------------------------------
        Food, Beverage & Tobacco (continued)
          Diageo, PLC Sponsored ADR..........     60,000  $  3,414,000
          General Mills, Inc.................     50,000     2,457,500
                                                          ------------
                                                            12,251,376
                                                          ------------
        Household & Personal Products -- 2.1%
          Procter & Gamble Co................     64,600     3,423,800
                                                          ------------
        Insurance -- 4.7%
          Allstate Corp......................     50,000     2,703,000
          Chubb Corp.........................     33,000     2,615,910
          WellPoint, Inc.....................     18,000     2,256,300
                                                          ------------
                                                             7,575,210
                                                          ------------
        Leisure & Tourism -- 2.0%
          Royal Caribbean Cruises, Ltd.......     73,000     3,262,370
                                                          ------------
        Manufacturing -- 1.7%
          ITT Industries, Inc................     30,000     2,707,200
                                                          ------------
        Medical Products -- 5.3%
          Becton Dickinson & Co..............     48,000     2,804,160
          Johnson & Johnson..................     45,000     3,022,200
          Medtronic, Inc.....................     55,000     2,802,250
                                                          ------------
                                                             8,628,610
                                                          ------------
        Pharmaceuticals -- 3.8%
          Amgen, Inc.........................     30,300     1,763,763
          Pfizer, Inc........................    164,750     4,327,983
                                                          ------------
                                                             6,091,746
                                                          ------------
        Restaurants -- 2.0%
          Wendy's International, Inc.........     83,000     3,240,320
                                                          ------------
        Retail -- 5.7%
          Home Depot, Inc....................     87,000     3,326,880
          Limited Brands, Inc................    105,000     2,551,500
          Wal-Mart Stores, Inc...............     66,000     3,307,260
                                                          ------------
                                                             9,185,640
                                                          ------------
        Telecommunications -- 2.9%
          Cisco Systems, Inc.................     84,300     1,508,127
          Verizon Communications, Inc........     90,000     3,195,000
                                                          ------------
                                                             4,703,127
                                                          ------------
        Total Long-Term Investment Securities -- 99.1%
           (cost $147,430,970)...............              159,800,571
                                                          ------------
        REPURCHASE AGREEMENTS -- 1.0%
          State Street Bank & Trust Co.
           Joint Repurchase Agreement(1)
           (cost $1,656,000)................. $1,656,000     1,656,000
                                                          ------------
        TOTAL INVESTMENTS --
           (cost $149,086,970)(2)............      100.1%  161,456,571
        Liabilities in excess of other assets       (0.1)     (205,432)
                                              ----------  ------------
        NET ASSETS --                              100.0% $161,251,139
                                              ==========  ============

--------
+    Non-income producing securities
(1)  See Note 3 for details of Joint Repurchase Agreement
(2)  See Note 6 for cost of investments on a tax basis
ADR --American Depository Receipt

See Notes to Financial Statements

        SunAmerica Balanced Assets Fund
        PORTFOLIO PROFILE -- March 31, 2005 -- (unaudited)

Industry Allocation*

                     U.S. Government Agencies.......  14.4%
                     Financial Services.............  12.3
                     Banks..........................   5.9
                     Conglomerate...................   5.8
                     Telecommunications.............   4.5
                     Retail.........................   4.5
                     Broadcasting & Media...........   4.5
                     Energy Sources.................   4.1
                     Medical Products...............   3.9
                     Food, Beverage, & Tobacco......   3.9
                     Electronics....................   3.9
                     Pharmaceuticals................   3.8
                     U.S. Government Obligations....   2.9
                     Repurchase Agreements..........   2.6
                     Computers & Business Equipment.   2.5
                     Computer Software..............   2.2
                     Chemicals......................   2.1
                     Aerospace & Military Technology   1.9
                     Leisure & Tourism..............   1.8
                     Household & Personal Products..   1.6
                     Foreign Government Agencies....   1.4
                     Insurance......................   1.4
                     Utilities......................   1.3
                     Energy Services................   1.3
                     Transportation.................   1.0
                     Forest Products................   0.9
                     Health Services................   0.8
                     Manufacturing..................   0.7
                     Automotive.....................   0.6
                     Restaurant.....................   0.6
                     Internet Content...............   0.4
                     Metals & Mining................   0.4
                     Apparel & Textiles.............   0.3
                     Business Services..............   0.2
                     Housing & Household Durables...   0.1
                     Real Estate Companies..........   0.1
                     Machinery......................   0.0
                                                     -----
                                                     100.6%
                                                     =====

--------
* Calculated as a percentage of net assets.

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (unaudited)


                                                             Value
                   Security Description            Shares   (Note 3)
          -----------------------------------------------------------
          COMMON STOCK -- 64.5%
          Aerospace & Military Technology -- 1.8%
            General Dynamics Corp.................  16,300 $ 1,744,915
            United Technologies Corp..............  18,400   1,870,544
                                                           -----------
                                                             3,615,459
                                                           -----------
          Apparel & Textiles -- 0.3%
            NIKE, Inc., Class B...................   8,200     683,142
                                                           -----------
          Banks -- 4.3%
            Bank of America Corp..................  79,400   3,501,540
            North Fork Bancorp., Inc..............  67,500   1,872,450
            U.S. Bancorp..........................  66,700   1,922,294
            Wells Fargo & Co......................  26,700   1,596,660
                                                           -----------
                                                             8,892,944
                                                           -----------
          Broadcasting & Media -- 3.8%
            Comcast Corp., Class A+...............  50,000   1,689,000
            News Corp., Class A................... 150,000   2,538,000
            Time Warner, Inc.+.................... 129,500   2,272,725
            Viacom, Inc., Class B.................  40,000   1,393,200
                                                           -----------
                                                             7,892,925
                                                           -----------
          Chemicals -- 2.0%
            Dow Chemical Co.......................  51,000   2,542,350
            du Pont (E.I.) de Nemours & Co........  30,000   1,537,200
                                                           -----------
                                                             4,079,550
                                                           -----------
          Computer Software -- 2.2%
            Microsoft Corp........................ 140,200   3,388,634
            Oracle Corp.+......................... 100,000   1,248,000
                                                           -----------
                                                             4,636,634
                                                           -----------
          Computers & Business Equipment -- 2.5%
            Dell, Inc.+...........................  40,700   1,563,694
            International Business Machines Corp..  30,200   2,759,676
            Xerox Corp+...........................  50,000     757,500
                                                           -----------
                                                             5,080,870
                                                           -----------
          Conglomerate -- 5.6%
            Dover Corp............................  50,000   1,889,500
            General Electric Co................... 154,800   5,582,088
            Roper Industries, Inc.................  35,000   2,292,500
            Tyco International, Ltd...............  55,600   1,879,280
                                                           -----------
                                                            11,643,368
                                                           -----------
          Electronics -- 3.9%
            AMETEK, Inc...........................  40,000   1,610,000
            Applied Materials, Inc.+..............  77,200   1,254,500
            Intel Corp............................  76,500   1,777,095
            L-3 Communications Holdings, Inc......  25,000   1,775,500
            Texas Instruments, Inc................  61,200   1,559,988
                                                           -----------
                                                             7,977,083
                                                           -----------
          Energy Services -- 1.3%
            Schlumberger Ltd......................  15,000   1,057,200
            Transocean, Inc.+.....................  33,000   1,698,180
                                                           -----------
                                                             2,755,380
                                                           -----------

                                                           Value
                   Security Description          Shares   (Note 3)
           ---------------------------------------------------------
           Energy Sources -- 3.4%
             ChevronTexaco Corp.................  28,800 $ 1,679,328
             ConocoPhillips.....................  10,000   1,078,400
             Exxon Mobil Corp...................  71,900   4,285,240
                                                         -----------
                                                           7,042,968
                                                         -----------
           Financial Services -- 7.6%
             American Express Co................  35,400   1,818,498
             Capital One Financial Corp.........  39,400   2,945,938
             Citigroup, Inc.....................  94,500   4,246,830
             Goldman Sachs Group, Inc...........  15,100   1,660,849
             J.P. Morgan Chase & Co.............  46,700   1,615,820
             Merrill Lynch & Co., Inc...........  40,000   2,264,000
             Morgan Stanley.....................  19,750   1,130,687
                                                         -----------
                                                          15,682,622
                                                         -----------
           Food, Beverage & Tobacco -- 3.7%
             Altria Group, Inc..................  34,100   2,229,799
             Coca-Cola Co.......................  48,000   2,000,160
             Diageo, PLC Sponsored ADR..........  25,000   1,422,500
             PepsiCo, Inc.......................  39,200   2,078,776
                                                         -----------
                                                           7,731,235
                                                         -----------
           Forest Products -- 0.7%
             Weyerhaeuser Co....................  20,000   1,370,000
                                                         -----------
           Health Services -- 0.6%
             PacifiCare Health Systems, Inc.+...  22,000   1,252,240
                                                         -----------
           Insurance -- 0.9%
             WellPoint, Inc.+...................  15,000   1,880,250
                                                         -----------
           Household & Personal Products -- 1.6%
             Colgate-Palmolive Co...............  25,000   1,304,250
             Procter & Gamble Co................  35,700   1,892,100
                                                         -----------
                                                           3,196,350
                                                         -----------
           Internet Content -- 0.4%
             eBay, Inc.+........................  20,000     745,200
                                                         -----------
           Leisure & Tourism -- 1.2%
             Carnival Corp......................  49,400   2,559,414
                                                         -----------
           Manufacturing -- 0.7%
             ITT Industries, Inc................  17,000   1,534,080
                                                         -----------
           Medical Products -- 3.9%
             Becton Dickinson & Co..............  23,700   1,384,554
             Johnson & Johnson..................  45,700   3,069,212
             Medtronic, Inc.....................  14,000     713,300
             St. Jude Medical, Inc.+............  35,000   1,260,000
             Zimmer Holdings, Inc.+.............  20,000   1,556,200
                                                         -----------
                                                           7,983,266
                                                         -----------
           Pharmaceuticals -- 3.4%
             Abbott Laboratories................  35,000   1,631,700
             Amgen, Inc.+.......................  29,200   1,699,732
             Cardinal Health, Inc...............  13,000     725,400
             Pfizer, Inc........................ 109,760   2,883,395
                                                         -----------
                                                           6,940,227
                                                         -----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (unaudited) (continued)


                                                  Shares/
                                                 Principal    Value
                  Security Description            Amount     (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Restaurants -- 0.6%
           McDonald's Corp......................   40,000  $  1,245,600
                                                           ------------
         Retail -- 4.3%
           Bed Bath & Beyond, Inc.+.............   35,000     1,278,900
           Home Depot, Inc......................   30,000     1,147,200
           Target Corp..........................   30,000     1,500,600
           Wal-Mart Stores, Inc.................   72,800     3,648,008
           Williams-Sonoma, Inc.+...............   35,000     1,286,250
                                                           ------------
                                                              8,860,958
                                                           ------------
         Telecommunications -- 3.2%
           BellSouth Corp.......................   50,000     1,314,500
           Cisco Systems, Inc.+.................   69,600     1,245,144
           Motorola, Inc........................   80,100     1,199,097
           QUALCOMM, Inc........................   40,250     1,475,163
           Verizon Communications, Inc..........   37,600     1,334,800
                                                           ------------
                                                              6,568,704
                                                           ------------
         Transportation -- 0.6%
           United Parcel Service, Inc.,
            Class B.............................   17,600     1,280,224
                                                           ------------
         Total Common Stock
            (cost $126,802,782).................            133,130,693
                                                           ------------
         PREFERRED STOCK -- 0.2%
         Financial Services -- 0.2%
           General Electric Capital Corp.
            4.50%(8)............................   14,000       315,000
           Merrill Lynch & Co., Inc.
            3.65%(1)............................    9,003       223,905
                                                           ------------
         Total Preferred Stock
            (cost $571,575).....................                538,905
                                                           ------------
         CORPORATE BONDS -- 12.8%
         Aerospace & Military Technology -- 0.1%
           Raytheon Co.
            6.40% due 12/15/18.................. $216,000       233,247
                                                           ------------
         Automotive -- 0.6%
           Dana Corp.
            7.00% due 03/01/29..................  126,000       110,651
           General Motors Corp.
            7.20% due 01/15/11..................  359,000       324,095
           General Motors Corp.
            8.38% due 07/15/33..................  259,000       221,635
           General Motors Corp.
            8.80% due 03/01/21..................  319,000       286,966
           Hertz Corp.
            4.70% due 10/02/06..................   34,000        33,533
           Hertz Corp.
            6.90% due 08/15/14..................   73,000        69,565
           Hertz Corp.
            7.63% due 06/01/12..................  129,000       130,792
                                                           ------------
                                                              1,177,237
                                                           ------------
         Banks -- 1.4%
           American Express Centurion Bank
            2.98% due 11/16/09(1)(5)............  129,000       129,054
           BankBoston Capital Trust IV
            3.56% due 06/08/28(1)...............  222,000       216,854

                                                  Principal   Value
                   Security Description            Amount    (Note 3)
          -----------------------------------------------------------
          Banks (continued)
            Chemical Bank
             6.13% due 11/01/08.................. $136,000  $  142,840
            Credit Suisse First Boston New York
             6.50% due 05/01/08*.................  129,000     135,858
            First Maryland Capital II
             3.59% due 02/01/27(1)...............  196,000     191,162
            HSBC Bank USA
             5.88% due 11/01/34..................  255,000     256,679
            Key Bank NA
             4.10% due 06/30/05..................  238,000     238,641
            Key Bank NA
             7.00% due 02/01/11..................   89,000      98,807
            National City Bank
             3.38% due 10/15/07..................  260,000     254,973
            PNC Funding Corp.
             5.75% due 08/01/06..................  240,000     245,308
            Popular North America, Inc.
             4.25% due 04/01/08..................  225,000     223,491
            Sovereign Bank
             4.00% due 02/01/08..................  216,000     213,419
            Suntrust Bank
             5.40% due 04/01/20..................  150,000     149,833
            US Bank NA
             3.90% due 08/15/08..................   38,000      37,364
            Washington Mutual Bank FA
             5.50% due 01/15/13..................  238,000     242,879
            Wells Fargo & Co.
             3.11% due 09/15/09(1)...............   75,000      75,021
                                                            ----------
                                                             2,852,183
                                                            ----------
          Broadcasting & Media -- 0.6%
            Charter Communications Holdings, LLC
             11.13% due 01/15/11.................  255,000     205,913
            Cox Communications, Inc.
             6.80% due 08/01/28..................   82,000      84,622
            Cox Communications, Inc.
             7.63% due 06/15/25..................   88,000      97,866
            Cox Communications, Inc.
             7.75% due 11/01/10..................  376,000     417,607
            Liberty Media Corp.
             4.51% due 09/17/06(1)...............  223,000     225,961
            Time Warner Entertainment Co. LP
             8.38% due 03/15/23..................  221,000     270,786
                                                            ----------
                                                             1,302,755
                                                            ----------
          Business Services -- 0.2%
            American Standard, Inc.
             5.50% due 04/01/15*.................   90,000      90,342
            PHH Corp.
             6.00% due 03/01/08..................  216,000     223,053
            Seitel, Inc.
             11.75% due 07/15/11.................  100,000     112,500
                                                            ----------
                                                               425,895
                                                            ----------
          Chemicals -- 0.1%
            du Pont (E.I.) de Nemours & Co.
             4.13% due 04/30/10..................   38,000      37,148
            Rohm & Haas Co.
             7.85% due 07/15/29..................  156,000     201,761
                                                            ----------
                                                               238,909
                                                            ----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (unaudited) (continued)


                                                    Principal   Value
                  Security Description               Amount    (Note 3)
       ----------------------------------------------------------------
       CORPORATE BONDS (continued)
       Conglomerate -- 0.1%
         Tyco International Group
          Participation Certificates Trust
          4.44% due 06/15/07*...................... $210,000  $  210,069
                                                              ----------
       Energy Services -- 0.0%
         Hanover Compressor Co.
          9.00% due 06/01/14.......................   75,000      80,250
                                                              ----------
       Energy Sources -- 0.6%
         ConocoPhillips
          7.00% due 03/30/29.......................  360,000     424,470
         Enterprise Products Operating LP
          5.00% due 03/01/15*......................   81,000      75,933
         Enterprise Products Operating LP
          6.65% due 10/15/34.......................  126,000     128,464
         Indiantown Cogeneration LP, Series A-9
          9.26% due 12/15/10.......................   90,983      99,817
         Kerr Mcgee Corp.
          7.88% due 09/15/31.......................  252,000     284,349
         Pemex Project Funding Master Trust
          8.63% due 02/01/22.......................  153,000     173,846
                                                              ----------
                                                               1,186,879
                                                              ----------
       Financial Services -- 4.4%
         Capital One Financial Corp.
          4.74% due 05/17/07.......................  132,000     132,719
         Caterpillar Financial Services, Corp.
          4.70% due 03/15/12.......................  150,000     147,790
         Chase Manhattan Corp.
          7.88% due 06/15/10.......................  126,000     143,338
         Chukchansi Economic Development Authority
          14.50% due 06/15/09*.....................  300,000     369,000
         Citigroup, Inc.
          5.00% due 09/15/14.......................  121,000     118,795
         Citigroup Global Markets Holdings, Inc.
          5.88% due 03/15/06.......................  276,000     281,054
         Consolidated Communications Holdings
          9.75% due 04/01/12*......................  245,000     259,700
         Countrywide Home Loans, Inc.
          5.50% due 08/01/06.......................  324,000     329,410
         Ford Motor Credit Co.
          4.95% due 01/15/08.......................  216,000     207,161
         Ford Motor Credit Co.
          7.88% due 06/15/10.......................  169,000     172,056
         General Electric Capital Corp.
          2.80% due 01/15/07.......................  261,000     255,142
         General Electric Capital Corp.,
          Series A
          5.38% due 03/15/07.......................  216,000     220,670
         General Motors Acceptance Corp.
          6.75% due 12/01/14.......................  105,000      90,699
         HSBC Finance Corp.
          6.38% due 10/15/11.......................  216,000     233,345
         J.P. Morgan Chase & Co.
          6.63% due 03/15/12.......................  238,000     260,206
         J.P. Morgan Chase Capital XV
          5.88% due 03/15/35.......................   92,000      88,845

                                                   Principal    Value
                  Security Description              Amount     (Note 3)
        ---------------------------------------------------------------
        Financial Services (continued)
          John Deere Capital Corp.,
           Series D
           3.88% due 03/07/07..................... $  341,000 $  339,044
          Merrill Lynch & Co., Inc.,
           Series C
           4.25% due 02/08/10.....................    169,000    164,507
          Morgan Stanley
           4.00% due 01/15/10.....................     16,000     15,403
          Morgan Stanley Dean Witter Capital I
           7.20% due 10/15/33(3)..................  2,500,000  2,766,717
          NGC Corp. Capital Trust I,
           Series B
           8.32% due 06/01/27.....................    400,000    316,000
          Pricoa Global Funding I
           4.35% due 06/15/08*....................    130,000    129,748
          PX Escrow Corp.
           9.63% due 02/01/06(2)..................     75,000     72,750
          Residential Funding Mtg. Securities II,
           Series 2004 - HI1 A3
           3.05% due 07/25/16.....................  1,500,000  1,465,403
          Sprint Capital Corp.
           6.88% due 11/15/28.....................    177,000    189,495
          TIAA Global Markets
           4.13% due 11/15/07*....................    177,000    176,020
          Transamerica Finance Corp.
           6.40% due 09/15/08.....................     75,000     80,151
                                                              ----------
                                                               9,025,168
                                                              ----------
        Food, Beverage & Tobacco -- 0.1%
          American Stores Co.
           7.90% due 05/01/17.....................     68,000     77,594
          Coca-Cola Enterprises, Inc.
           8.50% due 02/01/22.....................     34,000     44,783
                                                              ----------
                                                                 122,377
                                                              ----------
        Forest Products -- 0.2%
          Packaging Corp. of America
           5.75% due 08/01/13.....................    203,000    201,001
          Sealed Air Corp.
           6.88% due 07/15/33*....................    135,000    146,303
          Weyerhaeuser Co.
           6.13% due 03/15/07.....................    104,000    107,608
                                                              ----------
                                                                 454,912
                                                              ----------
        Health Services -- 0.2%
          Community Health Systems, Inc.
           6.50% due 12/15/12*....................    125,000    121,875
          Coventry Health Care, Inc.
           6.13% due 01/15/15*....................    202,000    201,748
          Tenet Healthcare Corp.
           6.50% due 06/01/12.....................    150,000    138,000
                                                              ----------
                                                                 461,623
                                                              ----------
        Household & Personal Products -- 0.0%
          Revlon Consumer Products Corp.
           8.63% due 02/01/08.....................     25,000     23,063
                                                              ----------
        Housing & Household Durables -- 0.1%
          Maytag Corp.
           5.00% due 05/15/15.....................    331,000    289,019
                                                              ----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (unaudited) (continued)


                                                Principal   Value
                  Security Description           Amount    (Note 3)
           --------------------------------------------------------
           CORPORATE BONDS (continued)
           Insurance -- 0.5%
             Allstate Corp.
              7.20% due 12/01/09............... $238,000  $  263,006
             Americo Life, Inc.
              7.88% due 05/01/13*..............  134,000     140,664
             Fidelity National Financial, Inc.
              7.30% due 08/15/11...............  341,000     366,104
             Liberty Mutual Group
              6.50% due 03/15/35*..............   72,000      69,251
             MIC Financing Trust I
              8.38% due 02/01/27*..............   67,000      70,159
             Ohio Casualty Corp.
              7.30% due 06/15/14...............  201,000     214,840
                                                          ----------
                                                           1,124,024
                                                          ----------
           Leisure & Tourism -- 0.6%
             American Airlines, Inc.
              6.82% due 11/23/12...............  200,000     185,907
             Atlas Air, Inc.
              7.63% due 07/12/16...............  499,529     404,814
             Delta Airlines, Inc.
              10.00% due 08/15/08..............   75,000      33,000
             Hilton Hotels Corp.
              7.50% due 12/15/17...............  175,000     200,597
             Hilton Hotels Corp.
              7.95% due 04/15/07...............  261,000     278,588
             Riviera Holdings Corp.
              11.00% due 06/15/10..............   55,000      60,775
                                                          ----------
                                                           1,163,681
                                                          ----------
           Metals & Mining -- 0.1%
             Newmont Mining Corp.
              5.88% due 04/01/35...............  225,000     220,483
                                                          ----------
           Pharmaceuticals -- 0.4%
             Merck & Co., Inc.
              2.50% due 03/30/07...............  129,000     125,009
             Pfizer, Inc.
              2.50% due 03/15/07...............  276,000     268,448
             Pfizer, Inc.
              4.65% due 03/01/18...............  186,000     176,126
             Schering-Plough Co.
              6.75% due 12/01/33...............   34,000      38,040
             Wyeth
              6.95% due 03/15/11...............  123,000     134,889
                                                          ----------
                                                             742,512
                                                          ----------
           Real Estate Companies -- 0.1%
             EOP Operating LP
              8.38% due 03/15/06...............  224,000     232,898
                                                          ----------
           Retail -- 0.2%
             Federated Department Stores, Inc.
              6.90% due 04/01/29...............  205,000     219,582
             Wal-Mart Stores, Inc.
              4.00% due 01/15/10...............  174,000     169,347
                                                          ----------
                                                             388,929
                                                          ----------

                                                Principal   Value
                  Security Description           Amount    (Note 3)
          ----------------------------------------------------------
          Telecommunications -- 0.8%
            Alltel Corp.
             4.66% due 05/17/07................ $169,000  $   170,028
            American Cellular Corp.,
             Series B
             10.00% due 08/01/11...............  400,000      368,000
            New Cingular Wireless Services
             7.35% due 03/01/06................  302,000      311,376
            GTE Corp.
             6.94% due 04/15/28................  108,000      116,808
            iPCS, Inc.
             11.50% due 05/01/12...............  300,000      337,500
            LCI International, Inc.
             7.25% due 06/15/07................  390,000      367,575
            Verizon New York, Inc.,
             Series B
             7.38% due 04/01/32................   56,000       62,847
                                                          -----------
                                                            1,734,134
                                                          -----------
          Transportation -- 0.4%
            Burlington Northern Santa Fe Corp.
             8.13% due 04/15/20................  188,000      237,322
            Norfolk Southern Corp.
             6.00% due 03/15/15................  181,000      176,298
            Norfolk Southern Corp.
             9.00% due 03/01/21................  195,000      262,660
            Ryder System, Inc.
             4.63% due 04/01/10................  155,000      153,593
                                                          -----------
                                                              829,873
                                                          -----------
          Utilities -- 1.0%
            AES Corp.
             7.75% due 03/01/14................  150,000      154,875
            Carolina Power & Light Co.
             5.15% due 04/01/15................   75,000       74,618
            Duke Capital, LLC
             8.00% due 10/01/19................  216,000      256,255
            El Paso Production Holding Co.
             7.75% due 06/01/13................  230,000      232,875
            FirstEnergy Corp., Series C
             7.38% due 11/15/31................  126,000      142,720
            FPL Group Capital, Inc.
             4.09% due 02/16/07................  385,000      384,054
            Reliant Energy, Inc.
             6.75% due 12/15/14................   75,000       69,938
            Reliant Energy, Inc.
             9.50% due 07/15/13................  125,000      135,937
            Sempra Energy
             4.62% due 05/17/07................  169,000      169,670
            Southern California Edison Co.
             5.75% due 04/01/35................  226,000      226,771
            Virginia Electric & Power Co.,
             Series A
             5.75% due 03/31/06................  179,000      182,000
                                                          -----------
                                                            2,029,713
                                                          -----------
          Total Corporate Bonds
             (cost $26,947,874)................            26,549,833
                                                          -----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (unaudited) (continued)


                                                     Principal  Value
                   Security Description               Amount   (Note 3)
        --------------------------------------------------------------
        CONVERTIBLE BONDS -- 0.1%
        Leisure & Tourism -- 0.0%
          Six Flags, Inc.
           4.50% due 05/15/15....................... $ 50,000  $ 46,313
                                                               --------
        Utilities -- 0.1%
          Calpine Corp.
           4.75% due 11/15/23.......................  225,000   152,437
                                                               --------
        Total Convertible Bonds
           (cost $212,649)..........................            198,750
                                                               --------
        FOREIGN BONDS & NOTES -- 1.7%
        Banks -- 0.2%
          HBOS Treasury Services, PLC
           3.50% due 11/30/07*......................  281,000   275,216
          Skandinaviska Enskilda Banken AB
           5.47% due 03/23/15*(4)...................  150,000   150,051
                                                               --------
                                                                425,267
                                                               --------
        Broadcasting & Media -- 0.1%
          Telenet Group Holding NV
           11.50% due 06/15/14*(2)..................  300,000   226,875
                                                               --------
        Conglomerate -- 0.1%
          Tyco International Group SA
           7.00% due 06/15/28.......................   93,000   105,571
                                                               --------
        Energy Sources -- 0.1%
          Nexen, Inc.
           5.88% due 03/10/35.......................   92,000    87,996
          Nexen, Inc.
           7.88% due 03/15/32.......................   95,000   115,909
                                                               --------
                                                                203,905
                                                               --------
        Financial Services -- 0.1%
          Deutsche Telekom International Finance BV
           8.75% due 06/15/30.......................  190,000   248,492
                                                               --------
        Food, Beverage & Tobacco -- 0.1%
          SABMiller, PLC
           6.63% due 08/15/33*......................  113,000   123,873
                                                               --------
        Insurance -- 0.0%
          Fairfax Financial Holdings, Ltd.
           8.25% due 10/01/15.......................   50,000    48,500
                                                               --------
        Machinery -- 0.0%
          Atlas Copco AB
           6.50% due 04/01/08*......................   89,000    92,969
                                                               --------
        Metals & Mining -- 0.3%
          Barrick Gold Corp.
           5.80% due 11/15/34.......................   96,000    96,864
          Noranda, Inc.
           6.00% due 10/15/15.......................  412,000   422,462
                                                               --------
                                                                519,326
                                                               --------
        Telecommunications -- 0.5%
          British Telecommunications, PLC
           7.88% due 12/15/05.......................   38,000    39,078
          Koninklijke (Royal) KPN NV
           7.50% due 10/01/05.......................  163,000   166,060
          Telecom Italia Capital SA
           4.00% due 01/15/10*......................  237,000   226,577

                                                Principal    Value
                  Security Description           Amount     (Note 3)
          ----------------------------------------------------------
          Telecommunications (continued)
            Telecom de Puerto Rico, Inc.
             6.80% due 05/15/09................ $  150,000 $  158,056
            TELUS Corp.
             7.50% due 06/01/07................    210,000    223,529
            TELUS Corp.
             8.00% due 06/01/11................    238,000    275,613
                                                           ----------
                                                            1,088,913
                                                           ----------
          Utilities -- 0.2%
            Calpine Canada Energy Finance, ULC
             8.50% due 05/01/08................     75,000     53,250
            Scottish Power, PLC
             5.38% due 03/15/15................    150,000    149,641
            Scottish Power, PLC
             5.81% due 03/15/25................    183,000    181,372
                                                           ----------
                                                              384,263
                                                           ----------
          Total Foreign Bonds & Notes
             (cost $3,514,379).................             3,467,954
                                                           ----------
          FOREIGN GOVERNMENT AGENCIES -- 1.4%
            Republic of Argentina
             3.01% due 08/03/05................    230,000    193,430
            Aries Vermogensverwaltung GmbH
             9.60% due 10/25/14................    250,000    300,175
            Federal Republic of Brazil
             8.00% due 04/15/14................    245,109    242,658
            Federal Republic of Brazil
             11.00% due 08/17/40...............    290,000    322,770
            Province of Quebec/Canada
             7.50% due 09/15/29................    246,000    317,008
            Ministry Finance Russia, Series V
             3.00% due 05/14/08................    220,000    202,246
            Republic of Panama
             7.25% due 03/15/15................     40,000     39,700
            Republic of Turkey
             9.00% due 06/30/11................    190,000    208,050
            Republic of Venezuela
             8.50% due 10/08/14................    100,000     98,500
            Russian Federation
             5.00% due 03/31/30(2).............    480,000    491,760
            Russian Federation
             5.00% due 03/31/30*(2)............    125,000    128,437
            United Mexican States
             7.50% due 04/08/33................    144,000    152,640
            United Mexican States,
             Series A
             6.75% due 09/27/34................    112,000    109,312
                                                           ----------
          Total Foreign Government Agencies
             (cost $2,760,593).................             2,806,686
                                                           ----------
          U.S. GOVERNMENT OBLIGATIONS -- 2.9%
          U.S Treasury Bonds -- 1.9%
            5.38% due 02/15/31.................  3,656,000  3,984,612
                                                           ----------
          U.S. Treasury Notes -- 1.0%
            2.00% due 08/31/05.................    705,000    702,026
            2.25% due 02/15/07.................     16,000     15,564
            2.50% due 10/31/06.................     47,000     46,141
            3.13% due 01/31/07.................    216,000    213,553

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (unaudited) (continued)


                                                   Principal     Value
                 Security Description               Amount      (Note 3)
     ---------------------------------------------------------------------
     U.S. GOVERNMENT OBLIGATIONS (continued)
     U.S. Treasury Notes (continued)
       3.50% due 02/15/10......................... $  345,000 $    334,852
       3.63% due 01/15/10.........................    169,000      164,953
       4.00% due 02/15/15.........................    442,000      424,665
       4.25% due 08/15/14.........................     37,000       36,283
       4.25% due 11/15/14.........................     12,000       11,752
                                                              ------------
                                                                 1,949,789
                                                              ------------
     Total U.S. Government Obligations
        (cost $6,034,927).........................               5,934,401
                                                              ------------
     U.S. GOVERNMENT AGENCIES -- 14.8%
     Federal Home Loan Mortgage Corporation -- 5.4%
       3.38% due 08/23/07.........................    293,000      288,034
       3.88% due 03/03/08.........................    655,000      649,153
       4.50% due 04/01/19.........................  3,302,526    3,239,715
       5.00% due 05/01/34.........................  2,188,532    2,142,725
       5.00% due 06/01/34.........................  1,837,097    1,798,646
       5.50% due 07/01/34.........................    917,594      920,588
       6.00% due 12/01/33.........................  1,653,246    1,694,250
       7.00% due 04/01/32.........................    361,924      381,299
                                                              ------------
                                                                11,114,410
                                                              ------------
     Federal National Mortgage Association -- 7.8%
       3.41% due 08/30/07.........................    495,000      485,582
       4.50% due 02/01/35.........................    748,808      710,973
       5.00% due 07/01/18.........................  1,093,972    1,094,568
       5.00% due 08/01/18.........................  1,084,359    1,084,950
       5.00% due 07/01/33.........................  1,774,184    1,739,587
       5.50% due 10/01/17.........................    365,036      372,367
       5.50% due 11/01/17.........................    669,426      682,869
       5.50% due 06/01/19.........................    639,315      651,968
       5.50% due 12/01/33.........................  3,365,130    3,376,273
       6.00% due April TBA........................    365,000      372,984
       6.00% due 06/01/17.........................    507,743      524,660
       6.00% due 12/01/33.........................  1,264,579    1,292,928
       6.00% due 05/01/34.........................    548,551      560,839
       6.00% due 08/01/34.........................    860,151      879,740
       6.50% due 09/01/10.........................    215,606      224,787
       6.50% due 09/01/32.........................  1,646,912    1,712,284
       6.50% due 04/01/34.........................    267,084      277,296
                                                              ------------
                                                                16,044,655
                                                              ------------
     Government National Mortgage Association -- 1.2%
       5.50% due 05/15/33.........................    866,004      874,890
       5.50% due 09/15/33.........................    346,072      349,623
       5.50% due 12/15/33.........................    930,093      939,638
       7.50% due 01/15/32.........................    303,027      325,042
       7.50% due 04/15/32.........................      1,256        1,346
                                                              ------------
                                                                 2,490,539
                                                              ------------
     Other -- 0.4%
       Resolution Funding Corp. Strip
        zero coupon due 04/15/09..................  1,000,000      848,337
                                                              ------------
     Total U.S. Government Agencies
        (cost $30,702,043)........................              30,497,941
                                                              ------------
     Total Long-Term Investment Securities -- 98.4%
        (cost $197,546,822).......................             203,125,163
                                                              ------------

                                                     Principal     Value
                Security Description                  Amount      (Note 3)
   -------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 2.6%
     State Street Bank & Trust Co.
      Joint Repurchase Agreement (6)............... $  790,000  $    790,000
     Agreement with State Street Bank & Trust Co.,
      bearing interest at 1.25%, dated 03/31/05,
      to be repurchased 04/01/05 in the amount
      of $4,582,159 and collateralized by
      $3,330,000 of United States Treasury
      Bonds, bearing interest at 8.75%, due
      05/15/17 and having an approximate
      aggregate value of $4,678,650@#..............  4,582,000     4,582,000
                                                                ------------
   Total Repurchase Agreements
      (cost $5,372,000)............................                5,372,000
                                                                ------------
   TOTAL INVESTMENTS --
      (cost $202,918,822)(7).......................      101.0%  208,497,163
   Liabilities in excess of other assets...........       (1.0)   (2,052,487)
                                                    ----------  ------------
   NET ASSETS --                                         100.0% $206,444,676
                                                    ==========  ============

--------
+    Non-income producing securities
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The fund has no rights to demand registration of these securities. At March 31, 2005, the aggregate value of these securities was $3,420,668 representing 1.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    Collateral for securities sold short
#    The security or a portion thereof represents collateral for TBAs.
(1) Floating rate security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2005.
(2) Security is a "Step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(3)  Collateralized Mortgage Obligation
(4) Variable rate security -- the rate reflected is as of March 31, 2005; maturity date reflects next reset date.
(5)  Fair valued security; see Note 3
(6)  See Note 3 for details of Joint Repurchase Agreement
(7)  See Note 6 for cost of investments on a tax basis
(8) Security is a preferred stock where the coupon rate increases or steps up at a predetermined rate. The rate reflected is as of March 31, 2005.
ADR --American Depository Receipt
TBA --Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

           U.S. GOVERNMENT AGENCY SOLD SHORT -- (0.4%)
           Federal Home Loan Mortgage Corporation
            5.00% due April TBA
             (proceeds $(729,961))............... (750,000) (733,594)

See Notes to Financial Statements

        SunAmerica International Equity Fund
        PORTFOLIO PROFILE -- March 31, 2005 -- (unaudited)

Industry Allocation*

                          Banks................  21.5%
                          Energy Sources.......   7.4
                          Financial Services...   5.8
                          Broadcasting & Media.   4.7
                          Insurance............   4.2
                          Pharmaceuticals......   4.2
                          Manufacturing........   4.1
                          Chemicals............   4.1
                          Telecommunications...   4.0
                          Electronics..........   3.9
                          Repurchase Agreements   3.7
                          Medical Products.....   3.6
                          Conglomerate.........   3.6
                          Transportation.......   3.6
                          Retail...............   3.2
                          Business Services....   2.6
                          Electric Utilities...   2.4
                          Restaurants..........   2.4
                          Apparel & Textiles...   2.0
                          Retail Stores........   2.0
                          Computer Software....   1.4
                          Utilities............   1.4
                          Automotive...........   1.1
                          Electrical Equipment.   1.0
                          Machinery............   0.9
                          Real Estate Companies   0.7
                          Metals & Mining......   0.5
                                                -----
                                                100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
Country Allocation*

                             Japan.........  21.5%
                             Germany.......  12.6
                             Switzerland...   7.8
                             United Kingdom   7.6
                             Belgium.......   7.5
                             Sweden........   5.9
                             France........   5.0
                             Italy.........   5.0
                             Norway........   4.3
                             United States.   3.7
                             Spain.........   3.6
                             Greece........   3.3
                             Australia.....   2.0
                             South Korea...   1.8
                             Hong Kong.....   1.3
                             Thailand......   1.3
                             Singapore.....   1.0
                             Brazil........   1.0
                             Portugal......   0.9
                             Austria.......   0.8
                             Turkey........   0.8
                             South Africa..   0.7
                             Taiwan........   0.6
                                            -----
                                            100.0%
                                            =====

        SunAmerica International Equity Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (unaudited)


                                                                Value
                   Security Description               Shares   (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK -- 95.3%
       Australia -- 2.0%
         Downer EDI, Ltd............................. 207,500 $   834,914
         Transurban Group............................ 145,660     794,202
                                                              -----------
                                                                1,629,116
                                                              -----------
       Austria -- 0.8%
         OMV AG......................................   2,090     664,042
                                                              -----------
       Belgium -- 7.5%
         Belgacom SA+................................  45,840   1,895,575
         KBC Groupe SA...............................  19,600   1,652,757
         Solvay SA...................................  21,910   2,611,559
                                                              -----------
                                                                6,159,891
                                                              -----------
       France -- 5.0%
         BNP Paribas SA..............................  31,450   2,228,007
         Sanofi-Aventis..............................  22,480   1,895,611
                                                              -----------
                                                                4,123,618
                                                              -----------
       Germany -- 12.6%
         Allianz AG..................................  27,470   3,487,939
         HeidelbergCement AG.........................  18,320   1,152,501
         Metro AG....................................  48,710   2,614,743
         RWE AG......................................  32,500   1,965,354
         SAP AG......................................   7,250   1,168,288
                                                              -----------
                                                               10,388,825
                                                              -----------
       Greece -- 3.3%
         National Bank of Greece SA..................  79,240   2,685,071
                                                              -----------
       Hong Kong -- 1.3%
         Cheung Kong Holdings, Ltd...................  62,400     552,039
         Cosco Pacific, Ltd.......................... 230,000     499,843
         Peregrine Investments Holdings, Ltd.+(1)(2).  91,000           0
                                                              -----------
                                                                1,051,882
                                                              -----------
       Italy -- 5.0%
         Capitalia SpA............................... 143,790     748,842
         Saipem SpA.................................. 265,350   3,364,060
                                                              -----------
                                                                4,112,902
                                                              -----------
       Japan -- 21.5%
         Asahi Glass Co., Ltd........................ 132,000   1,391,029
         Gigas K's Denki Corp........................  40,788   1,051,747
         JFE Holdings, Inc...........................  13,900     387,588
         Joyo Bank, Ltd.............................. 234,000   1,259,144
         Kaneka Corp.................................  69,000     761,876
         Komatsu, Ltd................................  87,000     653,940
         Mitsui & Co., Ltd........................... 105,000     968,432
         Mitsui O.S.K. Lines, Ltd.................... 243,000   1,561,382
         Nidec Corp..................................  13,700   1,705,633
         Obayashi Corp............................... 156,000     961,634
         Ono Pharmaceutical Co., Ltd.................  24,700   1,287,634
         ORIX Corp...................................   7,500     956,122
         San-in Godo Bank, Ltd.......................  62,000     621,561
         Sharp Corp..................................  51,970     786,117
         Sumitomo Heavy Industries, Ltd.............. 189,000     743,803
         Sumitomo Mitsui Financial Group, Inc........     185   1,252,541
         Toyota Motor Corp...........................  24,600     915,360
         Yamaguchi Bank, Ltd.........................  40,134     494,049
                                                              -----------
                                                               17,759,592
                                                              -----------

                                                                Value
                   Security Description               Shares   (Note 3)
      ------------------------------------------------------------------
      Norway -- 4.3%
        DNB NOR ASA.................................. 143,980 $ 1,471,235
        Statoil ASA.................................. 123,140   2,098,762
                                                              -----------
                                                                3,569,997
                                                              -----------
      Portugal -- 0.9%
        Banco Comercial Portugues SA................. 259,400     706,147
                                                              -----------
      Singapore -- 1.0%
        Hi-P International, Ltd...................... 407,000     377,228
        Keppel Corp., Ltd............................  72,168     476,530
                                                              -----------
                                                                  853,758
                                                              -----------
      South Africa -- 0.7%
        Standard Bank Group, Ltd.....................  58,600     589,884
                                                              -----------
      South Korea -- 1.8%
        LG. Philips LCD Co., Ltd. ADR+...............  38,800     836,140
        Woori Finance Holdings Co., Ltd..............  68,900     678,483
                                                              -----------
                                                                1,514,623
                                                              -----------
      Spain -- 3.6%
        Antena 3 de Television SA+...................  22,700   1,852,368
        Telefonica SA................................  66,520   1,158,930
                                                              -----------
                                                                3,011,298
                                                              -----------
      Sweden -- 5.9%
        Ericsson LM Telephone Sponsored ADR+.........  29,430     829,926
        Hennes & Mauritz AB, Class B.................  48,890   1,680,164
        Nordea Bank AB............................... 234,780   2,374,064
                                                              -----------
                                                                4,884,154
                                                              -----------
      Switzerland -- 7.8%
        Credit Suisse Group+.........................  74,090   3,180,905
        Roche Holding AG.............................  20,480   2,195,172
        Synthes, Inc.................................   9,350   1,039,714
                                                              -----------
                                                                6,415,791
                                                              -----------
      Taiwan -- 0.6%
        Taiwan Semiconductor Manufacturing Co., Ltd.
         Sp. ADR.....................................  54,600     463,008
                                                              -----------
      Thailand -- 1.3%
        Bangkok Bank PCL............................. 374,000   1,070,757
                                                              -----------
      Turkey -- 0.8%
        Yapi ve Kredi Bankasi AS+.................... 163,820     654,069
                                                              -----------
      United Kingdom -- 7.6%
        Amdocs, Ltd.+................................  19,700     559,480
        Enterprise Inns, PLC......................... 133,700   1,948,004
        Reuters Group, PLC...........................  86,100     663,846
        Tesco, PLC................................... 272,260   1,628,402
        Vodafone Group, PLC.......................... 542,350   1,439,991
                                                              -----------
                                                                6,239,723
                                                              -----------
      United States -- 0.0%
        Softbrands, Inc.+............................      40          72
                                                              -----------
      Total Common Stock
         (cost $69,856,341)..........................          78,548,220
                                                              -----------

        SunAmerica International Equity Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (unaudited) (continued)


                                                       Shares/
                                                      Principal     Value
                 Security Description                  Amount      (Note 3)
   -------------------------------------------------------------------------
   PREFERRED STOCK -- 1.0%
   Brazil -- 1.0%
     All America Latina Logistica
      (cost $894,477)...............................    159,000  $   872,417
                                                                 -----------
   Total Long-Term Investment Securities -- 96.3%
      (cost $70,750,818)............................              79,420,637
                                                                 -----------
   REPURCHASE AGREEMENTS -- 3.7%
     Agreement with State Street Bank & Trust Co.,
      bearing interest at 1.25%, dated 03/31/05, to
      be repurchased 04/01/05 in the amount of
      $3,035,105 and collateralized by $2,420,000
      of United States Treasury Bonds, bearing
      interest at 7.50%, due 11/15/16 and having
      an approximate value of $3,098,861
      (cost $3,035,000)............................. $3,035,000    3,035,000
                                                                 -----------
   TOTAL INVESTMENTS --
      (cost $73,785,818)(2).........................      100.0%  82,455,637
   Liabilities in excess of other assets............        0.0          (64)
                                                     ----------  -----------
   NET ASSETS --                                          100.0% $82,455,573
                                                     ==========  ===========

--------
+    Non-income producing securities
(1)  Fair valued security. See Note 3
(2)  Illiquid security
(3)  See Note 6 for cost of investments on a tax basis
ADR -- American Depository Receipt

See Notes to Financial Statements

        SunAmerica Value Fund
        PORTFOLIO PROFILE -- March 31, 2005 -- (unaudited)

Industry Allocation *

                     Financial Services.............  15.2%
                     Energy Sources.................  11.7
                     Banks..........................  10.2
                     Conglomerate...................   6.5
                     Aerospace & Military Technology   6.3
                     Utilities......................   5.1
                     Telecommunications.............   4.7
                     Broadcasting & Media...........   4.2
                     Food, Beverage & Tobacco.......   4.0
                     Computers & Business Equipment.   3.9
                     Insurance......................   3.8
                     Chemicals......................   3.6
                     Retail.........................   3.5
                     Household & Personal Products..   3.5
                     Pharmaceuticals................   2.2
                     Repurchase Agreements..........   2.1
                     Manufacturing..................   1.9
                     Restaurants....................   1.9
                     Leisure & Tourism..............   1.6
                     Computer Software..............   1.6
                     Medical Products...............   1.4
                     Electronics....................   1.3
                                                     -----
                                                     100.2%
                                                     =====

--------
* Calculated as a percentage of net assets.

        SunAmerica Value Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (unaudited)


                                                             Value
                  Security Description            Shares    (Note 3)
         ------------------------------------------------------------
         COMMON STOCK -- 98.1%
         Aerospace & Military Technology -- 6.3%
           Alliant Techsystems, Inc.+............  75,000 $  5,358,750
           General Dynamics Corp.................  45,000    4,817,250
           United Technologies Corp..............  50,000    5,083,000
                                                          ------------
                                                            15,259,000
                                                          ------------
         Banks -- 10.2%
           Bank of America Corp.................. 192,400    8,484,840
           North Fork Bancorp., Inc.............. 125,000    3,467,500
           U.S. Bancorp.......................... 145,000    4,178,900
           Wachovia Corp.........................  85,000    4,327,350
           Wells Fargo & Co......................  70,000    4,186,000
                                                          ------------
                                                            24,644,590
                                                          ------------
         Broadcasting & Media -- 4.2%
           News Corp., Class A................... 280,000    4,737,600
           Time Warner, Inc.+.................... 300,000    5,265,000
                                                          ------------
                                                            10,002,600
                                                          ------------
         Chemicals -- 3.6%
           du Pont (E.I.) de Nemours & Co........ 100,000    5,124,000
           Praxair, Inc..........................  75,000    3,589,500
                                                          ------------
                                                             8,713,500
                                                          ------------
         Computers & Business Equipment -- 3.9%
           Hewlett-Packard Co.................... 200,000    4,388,000
           International Business Machines Corp..  55,000    5,025,900
                                                          ------------
                                                             9,413,900
                                                          ------------
         Conglomerate -- 6.5%
           General Electric Co................... 300,000   10,818,000
           Tyco International, Ltd............... 145,000    4,901,000
                                                          ------------
                                                            15,719,000
                                                          ------------
         Computer Software -- 1.6%
           Microsoft Corp........................ 156,400    3,780,188
                                                          ------------
         Electronics -- 1.3%
           Applied Materials, Inc.+.............. 200,000    3,250,000
                                                          ------------
         Energy Sources -- 11.7%
           ChevronTexaco Corp.................... 160,000    9,329,600
           ConocoPhillips........................  40,000    4,313,600
           Exxon Mobil Corp...................... 172,900   10,304,840
           Marathon Oil Corp.....................  90,000    4,222,800
                                                          ------------
                                                            28,170,840
                                                          ------------
         Financial Services -- 15.2%
           American Express Co...................  65,000    3,339,050
           Capital One Financial Corp............  50,000    3,738,500
           Citigroup, Inc........................ 200,000    8,988,000
           Goldman Sachs Group, Inc..............  45,000    4,949,550
           J.P. Morgan Chase & Co................ 185,000    6,401,000
           Merrill Lynch & Co., Inc..............  80,000    4,528,000
           Morgan Stanley........................  81,000    4,637,250
                                                          ------------
                                                            36,581,350
                                                          ------------
         Food, Beverage & Tobacco -- 4.0%
           Altria Group, Inc.....................  60,000    3,923,400
           Diageo, PLC Sponsored ADR............. 100,000    5,690,000
                                                          ------------
                                                             9,613,400
                                                          ------------

                                                Shares/
                                               Principal     Value
                Security Description            Amount      (Note 3)
        ---------------------------------------------------------------
        Household & Personal Products -- 3.5%
          Fortune Brands, Inc................     45,000  $  3,628,350
          Kimberly-Clark Corp................     72,000     4,732,560
                                                          ------------
                                                             8,360,910
                                                          ------------
        Insurance -- 3.8%
          Allstate Corp......................     80,000     4,324,800
          Chubb Corp.........................     60,000     4,756,200
                                                          ------------
                                                             9,081,000
                                                          ------------
        Leisure & Tourism -- 1.6%
          Harrah's Entertainment, Inc........     60,000     3,874,800
                                                          ------------
        Manufacturing -- 1.9%
          ITT Industries, Inc................     50,000     4,512,000
                                                          ------------
        Medical Products -- 1.4%
          Johnson & Johnson..................     50,000     3,358,000
                                                          ------------
        Pharmaceuticals -- 2.2%
          Pfizer, Inc........................    200,000     5,254,000
                                                          ------------
        Restaurants -- 1.9%
          Wendy's International, Inc.........    115,000     4,489,600
                                                          ------------
        Retail -- 3.5%
          Federated Department Stores, Inc...     70,000     4,454,800
          Limited Brands, Inc................    161,074     3,914,098
                                                          ------------
                                                             8,368,898
                                                          ------------
        Telecommunications -- 4.7%
          BCE, Inc...........................    100,000     2,499,000
          BellSouth Corp.....................    155,000     4,074,950
          Verizon Communications, Inc........    135,000     4,792,500
                                                          ------------
                                                            11,366,450
                                                          ------------
        Utilities -- 5.1%
          Exelon Corp........................     90,000     4,130,100
          FPL Group, Inc.....................    110,000     4,416,500
          Southern Co........................    120,000     3,819,600
                                                          ------------
                                                            12,366,200
                                                          ------------
        Total Long-Term Investment Securities -- 98.1%
           (cost $213,012,773)...............              236,180,226
                                                          ------------
        REPURCHASE AGREEMENTS -- 2.1%
          State Street Bank & Trust Co.
           Joint Repurchase Agreement(1)
           (cost $4,936,000)................. $4,936,000     4,936,000
        TOTAL INVESTMENTS --
           (cost $217,948,773)(2)............      100.2%  241,116,226
        Liabilities in excess of other assets       (0.2)     (443,039)
                                              ----------  ------------
        NET ASSETS--                               100.0% $240,673,187
                                              ==========  ============

--------
+    Non-income producing securities
(1)  See note 3 for details of Joint Repurchase Agreement
(2)  See note 6 for cost of investments on a tax basis
ADR -- AmericanDepository Receipt

See Notes to Financial Statements

        SunAmerica Biotech/Health Fund
        PORTFOLIO PROFILE -- March 31, 2005 -- (unaudited)

Industry Allocation*

                     Biomedical.....................  22.3%
                     Biotechnology..................  17.1
                     Pharmaceuticals................  11.3
                     Therapeutics...................  10.5
                     Medical Drugs..................   8.7
                     Genomics.......................   8.6
                     Repurchase Agreements..........   7.8
                     Medical Devices................   7.1
                     Health Maintenance Organization   3.7
                     Medical Products...............   3.3
                                                     -----
                                                     100.4%
                                                     =====

--------
* Calculated as a percentage of net assets.

        SunAmerica Biotech/Health Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (unaudited)


                                                                  Value
                   Security Description                 Shares   (Note 3)
     ---------------------------------------------------------------------
     COMMON STOCK -- 92.6%
     Biomedical -- 22.3%
       Amgen, Inc.+....................................  20,000 $ 1,164,200
       Genentech, Inc.+................................  20,000   1,132,200
       Genzyme Corp.+..................................  20,000   1,144,800
       Millennium Pharmaceuticals, Inc.+............... 150,000   1,263,000
       Transkaryotic Therapies, Inc.+.................. 100,000   2,496,500
                                                                -----------
                                                                  7,200,700
                                                                -----------
     Biotechnology -- 17.1%
       Affymetrix, Inc.+...............................  35,000   1,499,400
       BioMarin Pharmaceutical, Inc.+.................. 200,000   1,030,000
       Chiron Corp.+...................................  40,000   1,402,400
       Medicines Co.+..................................  70,000   1,586,200
                                                                -----------
                                                                  5,518,000
                                                                -----------
     Genomics -- 8.6%
       Invitrogen Corp.+...............................  40,000   2,768,000
                                                                -----------
     Health Maintenance Organization -- 3.7%
       Centene Corp.+..................................  40,000   1,199,600
                                                                -----------
     Medical Devices -- 7.1%
       Integra LifeSciences Holdings Corp.+............  65,000   2,289,300
                                                                -----------
     Medical Drugs -- 8.7%
       Celgene Corp.+..................................  30,000   1,021,500
       MedImmune, Inc.+................................  40,000     952,400
       OSI Pharmaceuticals, Inc.+......................  20,000     826,800
                                                                -----------
                                                                  2,800,700
                                                                -----------
     Medical Products -- 3.3%
       Charles River Laboratories International, Inc.+.  20,000     940,800
       Vnus Medical Technologies+......................  10,000     115,800
                                                                -----------
                                                                  1,056,600
                                                                -----------

                                                     Shares/
                                                    Principal     Value
                 Security Description                Amount      (Note 3)
    -----------------------------------------------------------------------
    Pharmaceuticals -- 11.3%
      Eyetech Pharmaceuticals, Inc.+..............     30,000  $   825,000
      Onyx Pharmaceuticals, Inc.+.................     90,000    2,821,500
                                                               -----------
                                                                 3,646,500
                                                               -----------
    Therapeutics -- 10.5%
      Abgenix, Inc.+..............................    100,000      700,000
      Cypress Bioscience, Inc.+...................    140,000    1,279,600
      Gilead Sciences, Inc.+......................     15,000      537,000
      Medarex, Inc.+..............................     85,000      606,050
      Vion Pharmaceuticals, Inc.+.................    100,000      285,000
                                                               -----------
                                                                 3,407,650
                                                               -----------
    Total Long-Term Investment Securities -- 92.6%
       (cost $29,756,988).........................              29,887,050
                                                               -----------
    REPURCHASE AGREEMENTS -- 7.8%
      State Street Bank & Trust Co.
       Joint Repurchase Agreement(1)
       (cost $2,538,000).......................... $2,538,000    2,538,000
                                                               -----------
    TOTAL INVESTMENTS --
       (cost $32,294,988)(2)......................      100.4%  32,425,050
    Liabilities in excess of other assets.........       (0.4)    (137,825)
                                                   ----------  -----------
    NET ASSETS --                                       100.0% $32,287,225
                                                   ==========  ===========

--------
+  Non-income producing securities
(1)See Note 3 for details of Joint Repurchase Agreement
(2)See Note 6 for cost of investments on a tax basis

See Notes to Financial Statements

        SunAmerica Tax Managed Equity Fund
        PORTFOLIO PROFILE -- March 31, 2005 -- (unaudited)

Industry Allocation*

                     Financial Services.............   9.8%
                     Energy Sources.................   8.4
                     Conglomerate...................   7.2
                     Retail.........................   6.9
                     Pharmaceuticals................   6.4
                     Medical Products...............   5.7
                     Telecommunications.............   5.2
                     Banks..........................   5.1
                     Insurance......................   5.1
                     Broadcasting & Media...........   4.6
                     Computer Software..............   4.2
                     Computers & Business Equipment.   4.2
                     Food, Beverage, & Tobacco......   4.2
                     Household & Personal Products..   3.2
                     Aerospace & Military Technology   2.8
                     Machinery......................   2.8
                     Electronics....................   2.4
                     Utilities......................   2.1
                     Time Deposit...................   1.6
                     Automotive.....................   1.5
                     Business Services..............   1.0
                     Chemicals......................   1.0
                     Apparel & Textiles.............   0.7
                     Energy Services................   0.7
                     Metals & Mining................   0.7
                     Transportation.................   0.7
                     Forest Products................   0.6
                     Restaurants....................   0.6
                     Communication Equipment........   0.2
                     Internet Content...............   0.2
                     Manufacturing..................   0.2
                                                     -----
                                                     100.0%
                                                     =====

--------
* Calculated as a percentage of net assets.

        SunAmerica Tax Managed Equity Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (unaudited)


                                                             Value
                    Security Description            Shares  (Note 3)
           ---------------------------------------------------------
           COMMON STOCK -- 98.4%
           Aerospace & Military Technology -- 2.8%
             Raytheon Co........................... 12,000 $  464,400
             United Technologies Corp..............  8,200    833,612
                                                           ----------
                                                            1,298,012
                                                           ----------
           Apparel & Textiles -- 0.7%
             NIKE, Inc., Class B...................  4,000    333,240
                                                           ----------
           Automotive -- 1.5%
             Johnson Controls, Inc................. 12,900    719,304
                                                           ----------
           Banks -- 5.1%
             Bank of America Corp.................. 19,106    842,575
             Bank of New York Co., Inc............. 10,400    302,120
             U.S. Bancorp.......................... 14,131    407,255
             Wachovia Corp.........................  3,000    152,730
             Wells Fargo & Co...................... 12,000    717,600
                                                           ----------
                                                            2,422,280
                                                           ----------
           Broadcasting & Media -- 4.6%
             Comcast Corp., Class A+............... 16,800    561,120
             E.W. Scripps Co., Class A............. 10,500    511,875
             Gannett Co., Inc......................  4,800    379,584
             News Corp., Class B................... 17,100    301,131
             Viacom, Inc., Class B................. 12,000    417,960
                                                           ----------
                                                            2,171,670
                                                           ----------
           Business Services -- 1.0%
             Accenture, Ltd., Class A+............. 20,200    487,830
                                                           ----------
           Chemicals -- 1.0%
             Air Products & Chemicals, Inc.........  7,700    487,333
                                                           ----------
           Communication Equipment -- 0.2%
             Juniper Networks, Inc.+...............  4,800    105,888
                                                           ----------
           Computer Software -- 4.2%
             EMC Corp.+............................  8,000     98,560
             Microsoft Corp........................ 59,300  1,433,281
             Oracle Corp.+......................... 36,500    455,520
                                                           ----------
                                                            1,987,361
                                                           ----------
           Computers & Business Equipment -- 4.2%
             Dell, Inc.+........................... 18,600    714,612
             International Business Machines Corp..  8,000    731,040
             Lexmark International, Inc., Class A+.  6,500    519,805
                                                           ----------
                                                            1,965,457
                                                           ----------
           Conglomerate -- 7.2%
             3M Co.................................  5,800    497,002
             General Electric Co................... 50,300  1,813,818
             Tyco International, Ltd............... 31,300  1,057,940
                                                           ----------
                                                            3,368,760
                                                           ----------
           Electronics -- 2.4%
             Altera Corp.+......................... 18,900    373,842
             Analog Devices, Inc...................  4,900    177,086
             Intel Corp............................ 24,600    571,458
                                                           ----------
                                                            1,122,386
                                                           ----------
           Energy Services -- 0.7%
             Baker Hughes, Inc.....................  7,100    315,879
                                                           ----------

                                                            Value
                    Security Description           Shares  (Note 3)
           --------------------------------------------------------
           Energy Sources -- 8.4%
             Anadarko Petroleum Corp..............  5,900 $  448,990
             ChevronTexaco Corp................... 22,700  1,323,637
             ConocoPhillips.......................  6,600    711,744
             Exxon Mobil Corp..................... 24,320  1,449,472
                                                          ----------
                                                           3,933,843
                                                          ----------
           Financial Services -- 9.8%
             CIT Group, Inc.......................  8,300    315,400
             Citigroup, Inc....................... 37,066  1,665,746
             Freddie Mac.......................... 14,800    935,360
             Goldman Sachs Group, Inc.............  3,702    407,183
             MBNA Corp............................  9,000    220,950
             Morgan Stanley....................... 11,600    664,100
             State Street Corp....................  4,000    174,880
             Washington Mutual, Inc...............  6,500    256,750
                                                          ----------
                                                           4,640,369
                                                          ----------
           Food, Beverage & Tobacco -- 4.2%
             Altria Group, Inc.................... 12,000    784,680
             Coca-Cola Co......................... 17,300    720,891
             PepsiCo, Inc.........................  9,000    477,270
                                                          ----------
                                                           1,982,841
                                                          ----------
           Forest Products -- 0.6%
             Temple-Inland, Inc...................  3,900    282,945
                                                          ----------
           Household & Personal Products -- 3.2%
             Gillette Co.......................... 11,200    565,376
             Procter & Gamble Co.................. 18,000    954,000
                                                          ----------
                                                           1,519,376
                                                          ----------
           Insurance -- 5.1%
             Allstate Corp........................  6,500    351,390
             AMBAC Financial Group, Inc........... 10,900    814,775
             American International Group, Inc. #.  4,500    249,345
             RenaissanceRe Holdings, Ltd..........  8,400    392,280
             Torchmark Corp.......................  3,800    198,360
             Willis Group Holdings, Ltd........... 10,500    387,135
                                                          ----------
                                                           2,393,285
                                                          ----------
           Internet Content -- 0.2%
             eBay, Inc.+..........................  1,900     70,794
                                                          ----------
           Machinery -- 2.8%
             Cooper Industries, Ltd., Class A.....  5,300    379,056
             Danaher Corp.........................  7,800    416,598
             Deere & Co...........................  8,100    543,753
                                                          ----------
                                                           1,339,407
                                                          ----------
           Manufacturing -- 0.2%
             Eaton Corp...........................  1,500     98,100
                                                          ----------
           Medical Products -- 5.7%
             Boston Scientific Corp.+............. 10,000    292,900
             Guidant Corp......................... 10,800    798,120
             Johnson & Johnson.................... 22,444  1,507,339
             Zimmer Holdings, Inc.+...............  1,200     93,372
                                                          ----------
                                                           2,691,731
                                                          ----------
           Metals & Mining -- 0.7%
             Alcoa, Inc........................... 10,000    303,900
                                                          ----------

        SunAmerica Tax Managed Equity Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (unaudited) (continued)


                                                             Value
                    Security Description            Shares  (Note 3)
           ---------------------------------------
           COMMON STOCK (continued)
           Pharmaceuticals -- 6.4%
             Amgen, Inc.+..........................  9,500 $  552,995
             Eli Lilly and Co...................... 10,600    552,260
             Gilead Sciences, Inc.+................  6,200    221,960
             OSI Pharmaceuticals, Inc.+............  1,800     74,412
             Pfizer, Inc........................... 30,605    803,993
             Sepracor, Inc.+.......................  4,200    241,122
             Wyeth................................. 13,700    577,866
                                                           ----------
                                                            3,024,608
                                                           ----------
           Restaurants -- 0.6%
             Yum! Brands, Inc......................  5,100    264,231
                                                           ----------
           Retail -- 6.9%
             Home Depot, Inc....................... 17,150    655,816
             Kohl's Corp.+.........................  9,500    490,485
             Staples, Inc..........................  9,000    282,870
             Target Corp........................... 10,800    540,216
             TJX Cos., Inc......................... 19,800    487,674
             Wal-Mart Stores, Inc.................. 16,100    806,771
                                                           ----------
                                                            3,263,832
                                                           ----------
           Telecommunications -- 5.2%
             Cisco Systems, Inc.+.................. 44,000    787,160
             Corning, Inc.+........................  9,600    106,848
             Nextel Communications, Inc., Class A+. 10,300    292,726
             QUALCOMM, Inc.........................  9,800    359,170
             SBC Communications, Inc............... 10,300    244,007
             Verizon Communications, Inc........... 19,152    679,896
                                                           ----------
                                                            2,469,807
                                                           ----------

                                                        Shares/
                                                       Principal   Value
                  Security Description                  Amount    (Note 3)
    -----------------------------------------------------------------------
    Transportation -- 0.7%
      United Parcel Service, Inc., Class B............    4,500  $   327,330
                                                                 -----------
    Utilities -- 2.1%
      Dominion Resources, Inc.........................    7,000      521,010
      FPL Group, Inc..................................    4,600      184,690
      Pinnacle West Capital Corp......................    6,900      293,319
                                                                 -----------
                                                                     999,019
                                                                 -----------
    Total Long-Term Investment Securities -- 98.4%
       (cost $45,388,672).............................            46,390,818
                                                                 -----------
    SHORT-TERM INVESTMENT SECURITIES -- 1.6%
      Time Deposit with State Street Bank & Trust Co.
       0.90% due 04/01/05
       (cost $739,000)................................ $739,000      739,000
                                                                 -----------
    TOTAL INVESTMENTS --
       (cost $46,127,672)(1)..........................    100.0%  47,129,818
    Other assets less liabilities.....................      0.0       22,451
                                                       --------  -----------
    NET ASSETS --                                         100.0% $47,152,269
                                                       ========  ===========

--------
+  Non-income producing securities
#  Security represents an investment in an affiliated company -- See Note 10
(1)See Note 6 for cost of investments on a tax basis

See Notes to Financial Statements

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (unaudited)

Note 1. Organization

   SunAmerica Equity Funds is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Massachusetts business trust (the "Trust" or "Equity Funds") on June 16, 1986. It currently consists of nine different investment funds (each, a "Fund" and collectively, the Funds"). Each Fund is a separate series of the Trust with a distinct investment objective and/or strategy. Each Fund is advised and/or managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds: SunAmerica Blue Chip Growth Fund ("Blue Chip Growth Fund"), SunAmerica Growth Opportunities Fund ("Growth Opportunities Fund"), SunAmerica New Century Fund ("New Century Fund"), SunAmerica Growth and Income Fund ("Growth and Income Fund"), SunAmerica Balanced Assets Fund ("Balanced Assets Fund"), SunAmerica International Equity Fund ("International Equity Fund"), SunAmerica Value Fund ("Value Fund"), SunAmerica Biotech/Health Fund ("Biotech/Health Fund"), and Tax Managed Equity Fund ("Tax Managed Equity Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective for each of the Funds is as follows:

   Blue Chip Growth Fund seeks capital appreciation, by primarily investing in equity securities of Blue Chip companies that demonstrate the potential for capital appreciation, issued by large-cap companies. At least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   Growth Opportunities Fund seeks capital appreciation, by primarily investing in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

   New Century Fund seeks capital appreciation, by investing in equity securities that demonstrate the potential for capital appreciation, without regard to market capitalization.

   Growth and Income Fund seeks capital appreciation and current income, by investing in equity securities issued by companies of any size, that pay dividends, demonstrate the potential for capital appreciation and/or are believed to be undervalued in the market.

   Balanced Assets Fund seeks capital appreciation and conservation of principal, through active trading partly in equity securities that demonstrate the potential for capital appreciation issued by companies with market capitalization of over $1.5 billion, and partly in high-quality bonds.

   International Equity Fund seeks capital appreciation, by investing in equity securities and other securities with equity characteristics of non-U.S. issuers located in at least three countries other than the U.S. and selected without regard to market capitalization. At least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   Value Fund seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria, issued by companies of any market capitalization.

   Biotech/Health Fund seeks long-term growth of capital through active trading of equity securities of companies principally engaged in biotechnology or healthcare, without regard to market capitalization. Under normal market conditions this Fund invests at least 80% of the Fund's net assets plus any borrowing for investment purposes, in such securities.

   Tax Managed Equity Fund seeks high total return while minimizing the impact of capital gains through active trading of equity securities of large and medium-sized U.S. companies while attempting to minimize capital gain distributions to shareholders. Under normal market conditions this Fund invests at least 80% of the Fund's net assets plus any borrowing for investment purposes, in equity securities.

   Each Fund, except for the International Equity Fund, Value Fund, and Biotech/Health Fund, is organized as a "diversified" Fund of the Trust.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase. With respect to Class A shares of the International Equity Fund, a redemption

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (unaudited)
        (continued)

   fee of 2% will be assessed on the proceeds of any redemption of shares that were purchased within ninety (90) days prior to the date of such redemption. An exchange fee of 2% will be assessed on the amount of any exchange of Class A shares of the International Equity Fund that were purchased within ninety (90) days prior to the date of such exchange.

   Class B shares are offered without an initial sales charge, although a declining contingent sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares approximately eight years after purchase of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge, although may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Effective February 23, 2004 Class II shares were redesignated as Class C shares.

   Class I, Class X and Class Z shares are offered at net asset value per share. These classes are offered exclusively to participants in certain employee benefit plans and other programs. Effective February 23, 2004, Class I shares of the New Century Fund are no longer being offered for sale. As of March 9, 2005, Class X shares of the Growth Opportunities Fund are no longer being offered for sale.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B and Class C shares each make distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act"), except that Class B and Class C shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I, Class X and Class Z.

   Indemnifications: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

Note 2. Fund Mergers

   Pursuant to a plan of reorganization, all of the investment assets and liabilities of the determined SunAmerica Focused Series, Inc. Portfolios and the determined SunAmerica Strategic Series, Inc. Funds were transferred in a tax-free exchange to a determined SunAmerica Equity Fund. The details of the reorganization transactions, which was consummated on February 23, 2004, are set forth below.

   The SunAmerica Focused Series, Inc. Value Portfolio, the SunAmerica Strategic Investment Series, Inc. Biotech/Health Fund and the SunAmerica Strategic Investment Series, Inc. Tax Managed Equity Fund were reorganized into the newly created SunAmerica Value Fund, Biotech/Health Fund and Tax Managed Equity Fund in the SunAmerica Equity Funds. In addition, The SunAmerica Equity Funds Focused Dividend Strategy Portfolio was reorganized into the newly created Focused Dividend Strategy Portfolio in the SunAmerica Focused Series, Inc.

Note 3. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Trust in the preparation of their financial statements:

   Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last reported bid price. Securities listed on the NASDAQ stock market are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Nonconvertible bonds, debentures, other long-term debt securities, and short- term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (unaudited)
        (continued)

   investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States of America are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available, or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust's Trustees.

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of March 31, 2005, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                               Percentage Principal
Fund                            Interest   Amount
----                           ---------- ----------
Blue Chip Growth..............    0.61%   $  451,000
Growth Opportunities..........    0.84       622,000
New Century...................    0.66       489,000
Growth and Income.............    2.23     1,656,000
Balanced Assets...............    1.06       790,000
Value.........................    6.63     4,936,000
Biotech/Health................    3.41     2,538,000

   As of such date, the repurchase agreement in the joint account and the collateral therefore were as follows:

   State Street Bank & Trust Co., dated March 31, 2005, bearing interest at a rate of 2.40% per annum, with a principal amount of $74,416,000, a repurchase price of $74,420,961 and a maturity date of April 1, 2005. The repurchase agreement is collateralized by the following:

                                             Maturity  Principal    Market
Type of Collateral             Interest Rate   Date     Amount      Value
------------------             ------------- -------- ----------- -----------
U.S. Treasury Bill............     2.57%     04/28/05 $65,040,000 $64,909,920
U.S. Treasury Bill............     2.77      06/30/05   8,725,000   8,663,925
U.S. Treasury Note............     1.25      05/31/05   2,330,000   2,333,856

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (unaudited)
        (continued)


   In addition, at March 31, 2005, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities, LLC:

                               Percentage  Principal
Fund                            Interest    Amount
----                           ---------- -----------
Growth Opportunities..........    2.40%   $ 6,000,000
New Century...................    6.00     15,000,000

   As of such date, the repurchase agreement in the joint account and the collateral therefore were as follows:

   UBS Securities, LLC, dated March 31, 2005, bearing interest at a rate of 2.60% per annum, with a principal amount of $250,000,000 a repurchase price of $250,018,056, and a maturity date of April 1, 2005. The repurchase agreement is collateralized by the following:

                                         Interest Maturity  Principal      Market
Type of Collateral                         Rate     Date     Amount        Value
------------------                       -------- -------- ------------ ------------
U.S. Treasury Inflation Index Note......   3.50%  1/15/11  $150,000,000 $184,312,500
U.S. Treasury Inflation Index Note......   3.38   1/15/12    58,481,000   70,688,909

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Funds. These amounts are included in the net foreign withholding taxes on capital gains line on the Statement of Operations. For financial statements purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Net investment income, other than class-specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds, are allocated among the Funds based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income, if any, are paid annually, except for the Balanced Assets Fund and Growth and Income Fund, which pay quarterly. Capital gain distributions, if any, are paid at least annually.

   The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss) and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no federal tax provisions are required. Each Fund is considered a separate entity for tax purposes.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (unaudited)
        (continued)


   Investment Securities Loaned: For the period ended March 31, 2005, none of the Funds participated in securities lending with qualified brokers. In lending portfolio securities to brokers the Fund receives cash as collateral against the loaned securities, which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. The Fund may use the cash collateral received to invest in short-term investments which earn interest income or to cover bank overdrafts. Any interest earned from the investment of the collateral is recorded by the Funds net of the portion of interest that is rebated to the borrowing broker. As with other extensions of credit, should the borrower of the securities fail financially, the Fund may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period. Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

   Forward Foreign Currency Contracts: Certain funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On settlement date, the Fund records realized foreign exchange gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

   Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Funds are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Funds' activities in futures contracts are for hedging purposes and are conducted through regulated exchanges which minimizes counterparty credit risks. A Fund's participation in the futures market involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. At March 31, 2005, there were no open futures contracts.

   Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (unaudited)
        (continued)


   When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

   There were no transactions in call and put options written during the period ended March 31, 2005.

   Short Sales: All funds may engage in "short sales against the box". A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, the Biotech/Health Fund, Tax Managed Equity Fund, Value Fund and International Equity Fund may sell a security it does not own in anticipation of a decline in the market value of that security ("short sales"). To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Fund may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Note 4. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the Agreement, SAAMCo provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SAAMCo and its affiliates. The investment advisory and management fee paid to SAAMCo for Blue Chip Growth Fund, Growth Opportunities Fund, New Century Fund, Growth and Income Fund and Balanced Assets Fund is computed daily and payable monthly, at an annual rate of .75% of a Fund's average daily net assets up to $350 million, .70% of the next $350 million, and .65% thereafter. The rate for the International Equity Fund is 1.00% of the Fund's average daily net assets. The annual rate for the Value Fund is 1.00% for the first $750 million, 0.95% for the next $750 million, and 0.90% for any amount exceeding $1.5 billion of the average daily net assets. The annual rate for the Biotech/Health Fund and the Tax Managed Equity Fund is 0.75% and 0.85%, respectively, of the average daily net assets. For the period ended March 31, 2005, SAAMCo earned fees in the amounts stated on the Statement of Operations. The International Equity Fund is subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with SAAMCo. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of SAAMCo. AIGGIC receives an annual fee of 0.47% of the average daily net assets of the Fund, which is paid by SAAMCo. Effective August 23, 2004, American Century, the subadvisor for the Value Fund, was replaced by SAAMCo. The Tax Managed Equity Fund is subadvised by J.P. Morgan Fleming Asset Management, Inc. and receives an annual fee of 0.45% of the average daily net assets of the Fund, which is paid by SAAMCo.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (unaudited)
        (continued)


   SAAMCo has contractually agreed to waive fees or reimburse expenses, if necessary, at or below the following percentages of each Fund's average net assets.

Fund                           Percentage
----                           ----------
Blue Chip Growth Class I......    1.33%
Growth Opportunities Class I..    1.33
Growth and Income Class I.....    1.32
Balanced Assets Class I.......    1.33
International Equity Class A..    1.90
International Equity Class B..    2.55
International Equity Class C..    2.55
International Equity Class I..    1.80
Value Class A.................    1.63
Value Class B.................    2.28
Value Class C.................    2.28
Value Class I.................    1.53
Value Class Z.................    1.06
Biotech/Health Class A........    1.55
Biotech/Health Class B........    2.20
Biotech/Health Class C........    2.20
Tax Managed Class A...........    1.45
Tax Managed Class B...........    2.10
Tax Managed Class C...........    2.10

   SAAMCo has voluntarily agreed to waive fees or reimburse expenses, if necessary, at or below the following percentages of each Fund's average net assets.

Fund                           Percentage
----                           ----------
New Century Class C...........    2.14%

   For the International Equity Fund, Value Fund, Biotech/Health Fund, and Tax Managed Fund, any waivers or reimbursements made by SAAMCo are subject to recoupment from the Funds within the following two years of making such waivers or reimbursements, provided that the Funds are able to effect such payment to SAAMCo and remain in compliance with the foregoing expense limitations.

   For the period ending March 31, 2005, SAAMCo has agreed to reimburse expenses as follows:

Blue Chip Growth Class I...... $ 6,417
Growth Opportunities Class I..   8,675
Growth Opportunities Class X..     231
New Century Fund Class C......   8,451
Growth & Income Class I.......   5,113
Balanced Assets Class I.......   7,780
International Equity Class A..  23,186
International Equity Class B..  23,654
International Equity Class C..  15,333
International Equity Class I..   5,214
Value Fund Class A............  85,131
Value Fund Class B............  74,300
Value Fund Class C............  26,736
Value Fund Class I............  11,378
Value Fund Class Z............  11,786
Biotech / Health Class A......  25,591
Biotech / Health Class B......  25,027
Biotech / Health Class C......  18,868
Tax Managed Equity Class A....  21,354
Tax Managed Equity Class B....  27,664
Tax Managed Equity Class C....  24,770

--------

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (unaudited)
        (continued)


   For the period ended March 31, 2005, the amounts repaid to the Adviser are as follows:

Value Fund Class C $1,237

   At March 31, 2005, expenses previously waived or reimbursed by SAAMCO that are subject to recoupment are as follows:

                                            Class
                                 Other     Specific
                                Expenses   Expenses
                               Reimbursed Reimbursed
                               ---------- ----------
International Equity Class A..  $    --    $ 78,835
International Equity Class B..       --      77,472
International Equity Class C..       --      51,008
International Equity Class I..       --      24,201
Value Fund Class A............   66,708      59,123
Value Fund Class B............   45,304      42,541
Value Fund Class C............   22,029      22,493
Value Fund Class I............    3,404      15,726
Value Fund Class Z............    7,049      37,068
Biotech/Health Class A........    3,471      88,205
Biotech/Health Class B........    3,084      85,115
Biotech/Health Class C........    2,216      65,208
Tax Managed Equity Class A....      642      75,590
Tax Managed Equity Class B....      931     108,001
Tax Managed Equity Class C....      876     101,756


   The Trust, on behalf of each Fund, has a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of each class of shares of each Fund have adopted Distribution Plans hereinafter referred to as the "Class A Plan", "Class B Plan" and "Class C Plan". In adopting the Distribution Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class.

   The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class. Under the Class A Plan, Class B Plan and Class C Plan, the Distributor receives payments from a Fund at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the period ended March 31, 2005, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (unaudited)
        (continued)


   In addition, SACS is paid a fee of 0.25% of average daily net assets of Class I shares in connection with providing additional shareholder services to Class I shareholders. For the period ended March 31, 2005, SACS earned fees (see Statement of Operations) based upon the aforementioned rates.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class C shares. SACS has advised the Funds that for the period ended March 31, 2005, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                           Class A                           Class B
-                    ---------------------------------------------------- -------------
                                                             Contingent    Contingent
                      Sales     Affiliated   Non-affiliated   Deferred      Deferred
Fund                 Charges  Broker-dealers Broker-dealers Sales Charges Sales Charges
----                 -------- -------------- -------------- ------------- -------------
Blue Chip Growth.... $ 22,198    $11,084        $  8,319         $--         $    --
Growth Opportunities   31,923     16,192          11,369          --          63,656
New Century.........   32,111     19,204           8,521          --           7,921
Growth & Income.....   49,292     25,559          13,392          --          67,472
Balanced Assets.....  136,874     82,855          35,829          --          40,410
International Equity   23,547      9,020          11,092          --          16,607
Value...............  183,710     55,406         102,202          --          43,185
Biotech/Health......   38,956      6,172          29,966          --          32,793
Tax Managed Equity..    7,548      6,619            (203)         --          31,837

                        Class C
-                    -------------
                      Contingent
                       Deferred
Fund                 Sales Charges
----                 -------------
Blue Chip Growth....    $1,373
Growth Opportunities       695
New Century.........        39
Growth & Income.....     2,031
Balanced Assets.....     3,319
International Equity     1,121
Value...............     3,429
Biotech/Health......       917
Tax Managed Equity..       510

   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. Except for Class Z shares, the Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Trustees. For the period ended March 31, 2005, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                               Expense                         Payable At March 31, 2005
                               ---------------------------------------- ---------------------------------------
Fund                           Class A  Class B Class C Class I Class X Class A Class B Class C Class I Class X
----                           -------- ------- ------- ------- ------- ------- ------- ------- ------- -------
Blue Chip Growth.............. $ 68,116 $29,888 $ 6,861 $2,408   $ --   $11,155 $ 4,753 $1,122  $  388   $ --
Growth Opportunities..........   55,230  34,491  15,787  3,808     74     8,972   5,653  2,571     442     --
New Century...................   93,941  12,618   2,472     --     --    16,319   2,117    418      --     --
Growth and Income.............   77,436  58,788  48,560    953     --    13,086   9,568  8,003     170     --
Balanced Assets...............  175,448  41,084  24,191    800     --    28,871   6,622  3,902     141     --
International Equity..........   39,147  23,616  18,485  5,789     --     7,219   4,084  3,293   1,157     --
Value.........................  116,948  75,208  38,514  5,946     --    21,795  12,546  7,083   1,099     --
Biotech/Health................   16,620  14,450  10,307     --     --     2,497   2,163  1,511      --     --
Tax Managed Equity............   14,610  21,015  19,757     --     --     2,402   3,429  3,204      --     --

   As of March 31, 2005, there are no shareholders holding more than five percent of the outstanding shares of the Funds.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (unaudited)
        (continued)


Note 5. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended March 31, 2005, were as follows:

                                                              Blue Chip      Growth         New     Growth and    Balanced
                                                               Growth     Opportunities   Century     Income       Assets
                                                                Fund          Fund         Fund        Fund         Fund
                                                            ------------- ------------- ----------- ----------- ------------
Purchases (excluding U.S. government securities)...........  $62,945,141   $37,840,710  $21,261,072 $54,569,713 $151,550,336
Sales and maturities (excluding U.S. government securities)   74,038,810    54,394,458   45,610,459  71,216,766  173,204,504
Purchases of U.S. government securities....................           --            --           --          --   20,983,583
Sales and maturities of U.S. government securities.........           --            --           --          -- $ 18,977,510

                                                            International                               Tax
                                                               Equity         Value      Biotech/     Managed
                                                                Fund          Fund      Health Fund Equity Fund
                                                            ------------- ------------- ----------- -----------
Purchases (excluding U.S. government securities)...........  $50,431,006   $59,252,079  $22,861,779 $ 4,992,103
Sales and maturities (excluding U.S. government securities)   55,138,569    43,588,662   29,712,641  11,289,153
Purchases of U.S. government securities....................           --            --           --          --
Sales and maturities of U.S. government securities.........           --            --           --          --

Note 6. Federal Income Taxes

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                             Blue Chip      Growth         New       Growth and     Balanced
                                              Growth     Opportunities   Century       Income        Assets
                                               Fund          Fund         Fund          Fund          Fund
                                           ------------- ------------- -----------  ------------  ------------
Cost (tax basis)..........................  $89,507,932  $ 83,264,119  $87,958,563  $149,838,193  $203,786,038
                                            ===========  ============  ===========  ============  ============
Appreciation..............................    5,676,276    13,118,367   16,107,585    16,536,219    10,277,867
Depreciation..............................   (3,412,964)   (6,073,141)  (4,931,589)   (4,917,841)   (6,300,336)
                                            -----------  ------------  -----------  ------------  ------------
Net unrealized appreciation (depreciation)  $ 2,263,312  $  7,045,226  $11,175,996  $ 11,618,378  $  3,977,531
                                            ===========  ============  ===========  ============  ============

                                           International                                 Tax
                                              Equity         Value      Biotech/       Managed
                                               Fund          Fund      Health Fund   Equity Fund
                                           ------------- ------------- -----------  ------------
Cost (tax basis)..........................  $73,875,880  $218,198,966  $32,374,925  $ 46,128,837
                                            ===========  ============  ===========  ============
Appreciation..............................    9,631,394    25,057,571    3,679,083     7,024,202
Depreciation..............................   (1,051,637)   (2,140,311)  (3,628,958)   (6,023,221)
                                            -----------  ------------  -----------  ------------
Net unrealized appreciation (depreciation)  $ 8,579,757  $ 22,917,260  $    50,125  $  1,000,981
                                            ===========  ============  ===========  ============

   The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses and derivative transactions.

                                   Distributable Earnings              Tax Distributions
                          ----------------------------------------  ------------------------
                                        For the year ended September 30, 2004
                          ------------------------------------------------------------------
                                        Long-term      Unrealized
                           Ordinary   Gains/Capital   Appreciation   Ordinary    Long-Term
                            Income    Loss Carryover (Depreciation)   Income   Capital Gains
                          ----------- -------------- -------------- ---------- -------------
Blue Chip Growth Fund.... $        -- $ (84,930,865)  $ 5,105,191   $       --      $--
Growth Opportunities Fund          --  (220,696,018)   (3,556,736)          --       --
New Century Fund.........          --  (124,825,423)    9,687,780           --       --
Growth and Income Fund...          --   (73,610,116)    6,307,571           --       --
Balanced Assets Fund.....     144,558   (94,775,722)    7,224,844    2,486,303       --
International Equity Fund          --   (51,681,401)    3,122,257       28,461       --
Value Fund...............  15,368,076     7,905,385     6,775,023    8,542,676       --
Biotech/Health Fund......          --   (34,471,749)    2,352,720           --       --
Tax Managed Equity Fund..          --   (31,518,750)     (708,557)          --       --

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (unaudited)
        (continued)


   For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of September 30, 2004, which are available to offset future capital gains, if any:

                                                   Capital Loss Carryforward
                             ----------------------------------------------------------------------
                                2007       2008        2009         2010        2011        2012
                             ---------- ----------- ----------- ------------ ----------- ----------
Blue Chip Growth Fund(2).... $       -- $29,065,576 $        -- $ 13,804,345 $42,060,944 $       --
Growth Opportunities Fund(2)         --  11,769,320     151,316  143,462,580  65,312,802         --
New Century Fund............         --          --   6,929,458   81,462,574  36,351,156         --
Growth and Income Fund(2)...  2,391,114          --  13,448,714   21,417,395  30,630,503  5,722,390
Balanced Assets Fund(2).....  2,378,112   7,400,729     536,524   24,904,988  55,685,563  3,869,806
International Equity Fund(2)     92,698  17,818,885  17,510,699   11,189,965   5,008,920         --
Value Fund..................         --          --          --           --          --         --
Biotech/Health Fund.........         --          --  16,342,315   17,583,650     545,784         --
Tax Managed Equity Fund.....     91,428   3,887,711   6,189,990   15,675,665   4,260,050    594,906

Note 7. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:

                                                                Blue Chip Growth Fund
                        ----------------------------------------------------------------------------------------------------
                                             Class A                                            Class B
                        ------------------------------------------------  --------------------------------------------------
                                For the                                           For the
                           six months ended              For the              six months ended               For the
                            March 31, 2005             year ended              March 31, 2005              year ended
                              (unaudited)          September 30, 2004           (unaudited)            September 30, 2004
                        ----------------------  ------------------------  ----------------------   -------------------------
                         Shares      Amount       Shares       Amount       Shares      Amount        Shares        Amount
                        --------  ------------  ----------  ------------  --------   -----------   ----------   ------------
Shares sold............  171,813* $  2,525,295*    698,970@ $  9,864,564@   67,547   $   900,205      307,120   $  4,008,403
Reinvested dividends...       --            --          --            --        --            --           --             --
Shares redeemed........ (583,687)   (8,589,274) (1,204,891)  (17,272,160) (373,410)*  (4,947,201)*   (648,520)@   (8,397,097)@
                        --------  ------------  ----------  ------------  --------   -----------   ----------   ------------
Net increase (decrease) (411,874) $ (6,063,979)   (505,921) $ (7,407,596) (305,863)  $(4,046,996)    (341,400)  $ (4,388,694)
                        ========  ============  ==========  ============  ========   ===========   ==========   ============

                                                                Blue Chip Growth Fund
                        ----------------------------------------------------------------------------------------------------
                                           Class C(1)                                           Class I
                        ------------------------------------------------  --------------------------------------------------
                                For the                                           For the
                           six months ended              For the              six months ended               For the
                            March 31, 2005             year ended              March 31, 2005              year ended
                              (unaudited)          September 30, 2004           (unaudited)            September 30, 2004
                        ----------------------  ------------------------  ----------------------   -------------------------
                         Shares      Amount       Shares       Amount       Shares      Amount        Shares        Amount
                        --------  ------------  ----------  ------------  --------   -----------   ----------   ------------
Shares sold............   15,792  $    209,031      75,814  $    976,052    15,649   $   230,442      139,129   $  2,085,799
Reinvested dividends...       --            --          --            --        --            --           --             --
Shares redeemed........  (75,361)     (995,846)   (178,943)   (2,317,761)  (26,431)     (391,134)  (1,489,029)   (22,138,786)
                        --------  ------------  ----------  ------------  --------   -----------   ----------   ------------
Net increase (decrease)  (59,569) $   (786,815)   (103,129) $ (1,341,709)  (10,782)  $  (160,692)  (1,349,900)  $(20,052,987)
                        ========  ============  ==========  ============  ========   ===========   ==========   ============

                                                              Growth Opportunities Fund
                        ----------------------------------------------------------------------------------------------------
                                             Class A                                            Class B
                        ------------------------------------------------  --------------------------------------------------
                                For the                                           For the
                           six months ended              For the              six months ended               For the
                            March 31, 2005             year ended              March 31, 2005              year ended
                              (unaudited)          September 30, 2004           (unaudited)            September 30, 2004
                        ----------------------  ------------------------  ----------------------   -------------------------
                         Shares      Amount       Shares       Amount       Shares      Amount        Shares        Amount
                        --------  ------------  ----------  ------------  --------   -----------   ----------   ------------
Shares sold............  121,402+ $  1,803,554+    569,253# $  8,371,293#   50,312   $   665,803      233,369   $  3,089,899
Reinvested dividends...       --            --          --            --        --            --           --             --
Shares redeemed........ (680,790)  (10,158,685) (1,471,961)  (21,425,290) (436,846)+  (5,817,526)+   (796,959)#  (10,510,340)#
                        --------  ------------  ----------  ------------  --------   -----------   ----------   ------------
Net increase (decrease) (559,388) $ (8,355,131)   (902,708) $(13,053,997) (386,534)  $(5,151,723)    (563,590)  $ (7,420,441)
                        ========  ============  ==========  ============  ========   ===========   ==========   ============

--------
* Includes automatic conversion of 69,959 shares of Class B shares in the amount of $922,054 to 62,937 shares of Class A shares in the amount of $922,054.
@ Includes automatic conversion of 139,168 shares of Class B shares in the amount of $1,760,890 to 124,674 shares of Class A shares in the amount of $1,760,890.
+ Includes automatic conversion of 26,833 shares of Class B shares in the amount of $358,830 to 24,062 shares of Class A shares in the amount of $358,830.
# Includes automatic conversion of 64,460 shares of Class B shares in the amount of $842,173 to 58,108 shares of Class A shares in the amount of $842,173.
(1)Effective February 23, 2004, Class II shares were redesignated to Class C shares.
(2)The capital loss carryforwards include realized capital losses from the acquisition of other funds. These losses may be subject to annual limitation imposed by the Internal Revenue Code. Therefore, it is possible that not all of these capital losses will be available for use.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (unaudited)
        (continued)


                                                            Growth Opportunities Fund
                        ------------------------------------------------------------------------------------------------
                                           Class C(1)                                         Class I
                        -----------------------------------------------  -----------------------------------------------
                               For the                                           For the
                           six months ended             For the              six months ended             For the
                            March 31, 2005            year ended              March 31, 2005             year ended
                             (unaudited)          September 30, 2004           (unaudited)           September 30, 2004
                        ---------------------  ------------------------  ----------------------   ----------------------
                         Shares      Amount      Shares       Amount       Shares      Amount       Shares      Amount
                        --------  -----------  ----------  ------------  --------   -----------   --------   -----------
Shares sold............   34,852  $   459,846      93,978  $  1,244,073    14,591   $   216,868     46,491   $   685,347
Reinvested dividends...       --           --          --            --        --            --         --            --
Shares redeemed........ (235,936)  (3,133,076)   (496,600)   (6,453,697) (152,700)   (2,357,478)  (111,633)   (1,566,530)
                        --------  -----------  ----------  ------------  --------   -----------   --------   -----------
Net increase (decrease) (201,084) $(2,673,230)   (402,622) $ (5,209,624) (138,109)  $(2,140,610)   (65,142)  $  (881,183)
                        ========  ===========  ==========  ============  ========   ===========   ========   ===========

                                   Growth Opportunities Fund
                        -----------------------------------------------
                                            Class X#
                        -----------------------------------------------
                               For the
                           six months ended             For the
                            March 31, 2005            year ended
                             (unaudited)          September 30, 2004
                        ---------------------  ------------------------
                         Shares      Amount      Shares       Amount
                        --------  -----------  ----------  ------------
Shares sold............       --  $        --     311,431  $  4,704,596
Reinvested dividends...       --           --          --            --
Shares redeemed........   (5,500)     (86,965) (1,046,968)  (15,570,116)
                        --------  -----------  ----------  ------------
Net increase (decrease)   (5,500) $   (86,965)   (735,537) $(10,865,520)
                        ========  ===========  ==========  ============

                                                                 New Century Fund
                        ------------------------------------------------------------------------------------------------
                                            Class A                                           Class B
                        -----------------------------------------------  -----------------------------------------------
                               For the                                           For the
                           six months ended             For the              six months ended             For the
                            March 31, 2005            year ended              March 31, 2005             year ended
                             (unaudited)          September 30, 2004           (unaudited)           September 30, 2004
                        ---------------------  ------------------------  ----------------------   ----------------------
                         Shares      Amount      Shares       Amount       Shares      Amount       Shares      Amount
                        --------  -----------  ----------  ------------  --------   -----------   --------   -----------
Shares sold............  210,183* $ 3,428,455*    545,178+ $  7,877,009+   27,526   $   396,741    114,707   $ 1,471,759
Reinvested dividends...       --           --          --            --        --            --         --            --
Shares redeemed........ (552,205)  (8,931,378) (1,445,548)  (20,947,928) (154,974)*  (2,205,750)* (581,815)+  (7,492,365)+
                        --------  -----------  ----------  ------------  --------   -----------   --------   -----------
Net increase (decrease) (342,022) $(5,502,923)   (900,370) $(13,070,919) (127,448)  $(1,809,009)  (467,108)  $(6,020,606)
                        ========  ===========  ==========  ============  ========   ===========   ========   ===========

                                                    New Century Fund
                        -----------------------------------------------------------------------
                                           Class C(1)                            Class I#
                        -----------------------------------------------  ----------------------
                               For the
                           six months ended             For the                  For the
                            March 31, 2005            year ended                year ended
                             (unaudited)          September 30, 2004        September 30, 2004
                        ---------------------  ------------------------  ----------------------
                         Shares      Amount      Shares       Amount       Shares      Amount
                        --------  -----------  ----------  ------------  --------   -----------
Shares sold............    7,268  $   104,083      27,155  $    338,876    23,471   $   366,941
Reinvested dividends...       --           --          --            --        --            --
Shares redeemed........  (25,973)    (373,939)    (42,881)     (555,109) (362,040)   (5,505,570)
                        --------  -----------  ----------  ------------  --------   -----------
Net increase (decrease)  (18,705) $  (269,856)    (15,726) $   (216,233) (338,569)  $(5,138,629)
                        ========  ===========  ==========  ============  ========   ===========

--------
#  See Note 1
* Includes automatic conversion of 99,875 shares of Class B shares in the amount of $1,421,970 to 88,609 shares of Class A shares in the amount of $1,421,970
+ Includes automatic conversion of 310,347 shares of Class B shares in the amount of $4,006,706 to 276,932 shares of Class A shares in the amount of $4,006,706.
(1)Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (unaudited)
        (continued)


                                                                 Growth and Income Fund
                        -------------------------------------------------------------------------------------------------------
                                              Class A                                              Class B
                        --------------------------------------------------  ---------------------------------------------------
                                 For the                                             For the
                            six months ended               For the              six months ended                For the
                             March 31, 2005              year ended              March 31, 2005               year ended
                               (unaudited)           September 30, 2004            (unaudited)            September 30, 2004
                        ------------------------  ------------------------  -----------------------   -------------------------
                          Shares       Amount       Shares       Amount       Shares       Amount        Shares        Amount
                        ----------  ------------  ----------  ------------  --------   ------------   ----------   ------------
Shares sold............    401,175+ $  4,841,927+  1,045,004@ $ 11,688,438@  163,338   $  1,885,123      436,582   $  4,667,708
Reinvested dividends...     17,540       216,963          --            --        --             --           --             --
Shares redeemed........   (866,171)  (10,504,812) (1,927,723)  (21,643,098) (909,958)+  (10,409,846)+ (2,246,309)@  (23,862,612)@
                        ----------  ------------  ----------  ------------  --------   ------------   ----------   ------------
Net increase (decrease)   (447,456) $ (5,445,922)   (882,719) $ (9,954,660) (746,620)  $ (8,524,723)  (1,809,727)  $(19,194,904)
                        ==========  ============  ==========  ============  ========   ============   ==========   ============

                                                                 Growth and Income Fund
                        -------------------------------------------------------------------------------------------------------
                                            Class C(1)                                             Class I
                        --------------------------------------------------  ---------------------------------------------------
                                 For the                                             For the
                            six months ended               For the              six months ended                For the
                             March 31, 2005              year ended              March 31, 2005               year ended
                               (unaudited)           September 30, 2004            (unaudited)            September 30, 2004
                        ------------------------  ------------------------  -----------------------   -------------------------
                          Shares       Amount       Shares       Amount       Shares       Amount        Shares        Amount
                        ----------  ------------  ----------  ------------  --------   ------------   ----------   ------------
Shares sold............     48,801  $    560,416     183,472  $  1,937,831    14,607   $    177,397      123,017   $  1,442,050
Reinvested dividends...         --            --          --            --       300          3,703           --             --
Shares redeemed........   (523,866)   (6,020,810) (1,213,371)  (12,873,624)  (10,137)      (123,159)  (1,319,421)   (15,401,935)
                        ----------  ------------  ----------  ------------  --------   ------------   ----------   ------------
Net increase (decrease)   (475,065) $ (5,460,394) (1,029,899) $(10,935,793)    4,770   $     57,941   (1,196,404)  $(13,959,885)
                        ==========  ============  ==========  ============  ========   ============   ==========   ============

                                                                  Balanced Assets Fund
                        -------------------------------------------------------------------------------------------------------
                                              Class A                                              Class B
                        --------------------------------------------------  ---------------------------------------------------
                                 For the                                             For the
                            six months ended               For the              six months ended                For the
                             March 31, 2005              year ended              March 31, 2005               year ended
                               (unaudited)           September 30, 2004            (unaudited)            September 30, 2004
                        ------------------------  ------------------------  -----------------------   -------------------------
                          Shares       Amount       Shares       Amount       Shares       Amount        Shares        Amount
                        ----------  ------------  ----------  ------------  --------   ------------   ----------   ------------
Shares sold............    405,514# $  5,506,271#  1,207,170* $ 15,877,253*  110,716   $  1,499,694      361,540   $  4,742,697
Reinvested dividends...    120,628     1,647,371     149,834     1,981,459    19,338        263,570       16,011        211,106
Shares redeemed........ (1,470,775)  (20,063,960) (3,283,862)  (43,275,829) (514,416)#   (6,963,063)# (1,262,126)*  (16,530,680)*
                        ----------  ------------  ----------  ------------  --------   ------------   ----------   ------------
Net increase (decrease)   (944,633) $(12,910,318) (1,926,858) $(25,417,117) (384,362)  $ (5,199,799)    (884,575)  $(11,576,877)
                        ==========  ============  ==========  ============  ========   ============   ==========   ============

                                                                  Balanced Assets Fund
                        -------------------------------------------------------------------------------------------------------
                                            Class C(1)                                             Class I
                        --------------------------------------------------  ---------------------------------------------------
                                 For the                                             For the
                            six months ended               For the              six months ended                For the
                             March 31, 2005              year ended              March 31, 2005               year ended
                               (unaudited)           September 30, 2004            (unaudited)            September 30, 2004
                        ------------------------  ------------------------  -----------------------   -------------------------
                          Shares       Amount       Shares       Amount       Shares       Amount        Shares        Amount
                        ----------  ------------  ----------  ------------  --------   ------------   ----------   ------------
Shares sold............     49,616  $    676,628     196,419  $  2,583,488    15,991   $    216,979      133,077   $  1,726,494
Reinvested dividends...     10,966       149,668       9,054       119,529       682          9,328        2,491         33,022
Shares redeemed........   (263,386)   (3,575,407)   (549,958)   (7,216,970)  (12,640)      (172,928)    (451,196)    (5,895,473)
                        ----------  ------------  ----------  ------------  --------   ------------   ----------   ------------
Net increase (decrease)   (202,804) $ (2,749,111)   (344,485) $ (4,513,953)    4,033   $     53,379     (315,628)  $ (4,135,957)
                        ==========  ============  ==========  ============  ========   ============   ==========   ============

--------
+ Includes automatic conversion of 245,727 shares of Class B shares in the amount of $2,787,789 to 232,160 shares of Class A shares in the amount of $2,787,789.
@ Includes automatic conversion of 587,030 shares of Class B shares in the amount of $6,214,968 to 556,118 shares of Class A shares in the amount of $6,214,968.
# Includes automatic conversion of 127,675 shares of Class B shares in the amount of $1,718,154 to 127,243 shares of Class A shares in the amount of $1,718,154.
* Includes automatic conversion of 172,518 shares of Class B shares in the amount of $1,847,985 to 163,528 shares of Class A shares in the amount of $1,847,985.
(1)Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (unaudited)
        (continued)


                                                           International Equity Fund
                     -----------------------------------------------------------------------------------------------------
                                         Class A                                            Class B
                     -----------------------------------------------  ----------------------------------------------------
                            For the
                        six months ended             For the                  For the                      For the
                         March 31, 2005            year ended             six months ended               year ended
                          (unaudited)          September 30, 2004     March 31, 2005 (unaudited)     September 30, 2004
                     ---------------------  ------------------------  ------------------------   -------------------------
                      Shares      Amount      Shares       Amount       Shares       Amount         Shares        Amount
                     --------  -----------  ----------  ------------  --------    -----------    ----------   ------------
Shares sold.........  537,862* $ 6,181,893*  1,003,369@ $  9,993,370@  153,457    $ 1,674,511       463,405   $  4,317,209
Reinvested dividends       --           --       1,103        10,629        --             --            --             --
Shares redeemed..... (466,547)  (5,284,884) (1,135,026)  (11,344,294) (391,527)*   (4,199,030)*  (1,302,084)@  (12,437,630)@
                     --------  -----------  ----------  ------------  --------    -----------    ----------   ------------
Net increase
 (decrease).........   71,315  $   897,009    (130,554) $ (1,340,295) (238,070)   $(2,524,519)     (838,679)  $ (8,120,421)
                     ========  ===========  ==========  ============  ========    ===========    ==========   ============

                                                             International Equity Fund
                     ---------------------------------------------------------------------------------------------------------
                                           Class C(2)                                             Class I
                     ----------------------------------------------------   --------------------------------------------------
                              For the                                                For the
                          six months ended                For the               six months ended               For the
                           March 31, 2005               year ended               March 31, 2005              year ended
                            (unaudited)             September 30, 2004             (unaudited)           September 30, 2004
                     ------------------------   -------------------------   ------------------------  ------------------------
                       Shares        Amount        Shares        Amount       Shares       Amount       Shares       Amount
                     ---------   ------------   ----------   ------------   ----------  ------------  ----------  ------------
Shares sold.........    90,562   $    993,047      244,213   $  2,307,252      139,800  $  1,611,973     526,358  $  5,224,935
Reinvested dividends        --             --           --             --           --            --       1,799        17,397
Shares redeemed.....  (187,741)    (2,009,161)    (386,123)    (3,682,438)     (35,993)     (418,442) (2,451,685)  (25,844,650)
                     ---------   ------------   ----------   ------------   ----------  ------------  ----------  ------------
Net increase
 (decrease).........   (97,179)  $ (1,016,114)    (141,910)  $ (1,375,186)     103,807  $  1,193,531  (1,923,528) $(20,602,318)
                     =========   ============   ==========   ============   ==========  ============  ==========  ============

                                                      Value Fund(1)
                     -------------------------------------------------------------------------------
                                                         Class A
                     -------------------------------------------------------------------------------
                              For the
                          six months ended                For the                    For the
                           March 31, 2005           eleven months ended            year ended
                            (unaudited)             September 30, 2004          October 31, 2003
                     ------------------------   -------------------------   ------------------------
                       Shares        Amount        Shares        Amount       Shares       Amount
                     ---------   ------------   ----------   ------------   ----------  ------------
Shares sold......... 1,660,122+  $ 29,276,673+   2,512,260#  $ 42,830,376#   1,250,958  $ 18,840,328
Reinvested dividends   587,342     10,096,416      165,970      2,706,977      148,209     2,134,200
Shares redeemed.....  (664,016)   (11,675,901)  (1,208,150)   (20,534,683)  (1,166,737)  (17,494,094)
                     ---------   ------------   ----------   ------------   ----------  ------------
Net increase
 (decrease)......... 1,583,448   $ 27,697,188    1,470,080   $ 25,002,670      232,430  $  3,480,434
                     =========   ============   ==========   ============   ==========  ============

                                                      Value Fund(1)
                     -------------------------------------------------------------------------------
                                                         Class B
                     -------------------------------------------------------------------------------
                              For the
                          six months ended                For the                    For the
                           March 31, 2005           eleven months ended            year ended
                            (unaudited)             September 30, 2004          October 31, 2003
                     ------------------------   -------------------------   ------------------------
                       Shares        Amount        Shares        Amount       Shares       Amount
                     ---------   ------------   ----------   ------------   ----------  ------------
Shares sold.........   440,554   $  7,499,699      602,789   $  9,867,154      790,880  $ 11,373,716
Reinvested dividends   402,570      6,634,351      211,580      3,326,044      190,506     2,649,945
Shares redeemed.....  (964,747)+  (16,255,763)+ (2,126,505)#  (34,796,505)# (1,219,512)  (17,398,128)
                     ---------   ------------   ----------   ------------   ----------  ------------
Net increase
 (decrease).........  (121,623)  $ (2,121,713)  (1,312,136)  $(21,603,307)    (238,126) $ (3,374,467)
                     =========   ============   ==========   ============   ==========  ============

--------
* Includes automatic conversion of 172,518 shares of Class B shares in the amount of $1,847,985 to 163,528 shares of Class A shares in the amount of $1,847,985.
@ Includes automatic conversion of 386,073 shares of Class B shares in the amount of $3,709,614 to 367,493 shares of Class A shares in the amount of $3,709,614.
+ Includes automatic conversion of 623,083 shares of Class B shares in the amount of $10,417,799 to 597,068 shares of Class A shares in the amount of $10,417,799.
# Includes automatic conversion of 1,197,366 shares of Class B shares in the amount of $19,615,894 to 1,151,426 shares of Class A shares in the amount of $19,615,894.
(1)See Note 2
(2)Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (unaudited)
        (continued)

                                                    Value Fund#
                        -------------------------------------------------------------------
                                                     Class C(1)
                        -------------------------------------------------------------------
                               For the
                           six months ended           For the                For the
                            March 31, 2005      eleven months ended         year ended
                             (unaudited)         September 30, 2004      October 31, 2003
                        ---------------------  ---------------------  ---------------------
                         Shares      Amount     Shares      Amount     Shares      Amount
                        --------  -----------  --------  -----------  --------  -----------
Shares sold............  438,328  $ 7,457,950   673,127  $11,022,116   543,767  $ 7,827,633
Reinvested dividends...  198,515    3,271,530    58,785      924,693    46,488      646,641
Shares redeemed........ (189,470)  (3,222,757) (384,036)  (6,289,709) (427,255)  (6,130,918)
                        --------  -----------  --------  -----------  --------  -----------
Net increase (decrease)  447,373  $ 7,506,723   347,876  $ 5,657,100   163,000  $ 2,343,356
                        ========  ===========  ========  ===========  ========  ===========

                                                    Value Fund#
                        -------------------------------------------------------------------
                                                      Class I
                        -------------------------------------------------------------------
                               For the
                           six months ended           For the                For the
                            March 31, 2005      eleven months ended         year ended
                             (unaudited)         September 30, 2004      October 31, 2003
                        ---------------------  ---------------------  ---------------------
                         Shares      Amount     Shares      Amount     Shares      Amount
                        --------  -----------  --------  -----------  --------  -----------
Shares sold............   53,243  $   941,164    89,529  $ 1,520,604    94,391  $ 1,425,043
Reinvested dividends...   34,149      586,340    21,805      355,230    15,108      217,403
Shares redeemed........  (16,130)    (283,927) (248,738)  (4,344,445)  (26,620)    (405,802)
                        --------  -----------  --------  -----------  --------  -----------
Net increase (decrease)   71,262  $ 1,243,577  (137,404) $(2,468,611)   82,879  $ 1,236,644
                        ========  ===========  ========  ===========  ========  ===========

                                                    Value Fund#
                        -------------------------------------------------------------------
                                                      Class Z
                        -------------------------------------------------------------------
                               For the
                           six months ended           For the                For the
                            March 31, 2005      eleven months ended         year ended
                             (unaudited)         September 30, 2004      October 31, 2003
                        ---------------------  ---------------------  ---------------------
                         Shares      Amount     Shares      Amount     Shares      Amount
                        --------  -----------  --------  -----------  --------  -----------
Shares sold............  319,118  $ 5,807,128   175,918  $ 3,072,631   268,453  $ 3,953,345
Reinvested dividends...   60,060    1,060,065    15,301      255,534     1,192       17,449
Shares redeemed........  (40,681)    (734,336)  (56,424)    (979,176)  (23,150)    (355,897)
                        --------  -----------  --------  -----------  --------  -----------
Net increase (decrease)  338,497  $ 6,132,857   134,795  $ 2,348,989   246,495  $ 3,614,897
                        ========  ===========  ========  ===========  ========  ===========

--------
#  See Note 2
(1)Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (unaudited)
        (continued)


                                                  Biotech/Health Fund#
                        -----------------------------------------------------------------------
                                                        Class A
                        -----------------------------------------------------------------------
                                For the
                            six months ended             For the                 For the
                             March 31, 2005        eleven months ended          year ended
                              (unaudited)           September 30, 2004       October 31, 2003
                        ----------------------   ----------------------   ---------------------
                          Shares      Amount       Shares      Amount      Shares      Amount
                        --------   -----------   --------   -----------   --------  -----------
Shares sold............  296,900*  $ 2,727,699*   453,977@  $ 4,634,336@   456,700  $ 3,940,808
Reinvested dividends...       --            --         --            --         --           --
Shares redeemed........ (467,842)   (4,128,568)  (627,513)   (6,279,531)  (639,968)  (5,253,782)
                        --------   -----------   --------   -----------   --------  -----------
Net increase (decrease) (170,942)  $(1,400,869)  (173,536)  $(1,645,195)  (183,268) $(1,312,974)
                        ========   ===========   ========   ===========   ========  ===========

                                                  Biotech/Health Fund#
                        -----------------------------------------------------------------------
                                                        Class B
                        -----------------------------------------------------------------------
                                For the
                            six months ended             For the                 For the
                             March 31, 2005        eleven months ended          year ended
                              (unaudited)           September 30, 2004       October 31, 2003
                        ----------------------   ----------------------   ---------------------
                          Shares      Amount       Shares      Amount      Shares      Amount
                        --------   -----------   --------   -----------   --------  -----------
Shares sold............   36,486   $   309,024    198,059   $ 1,981,347    504,910  $ 4,524,190
Reinvested dividends...       --            --         --            --         --           --
Shares redeemed........ (265,876)*  (2,287,584)* (414,457)@  (4,021,201)@ (746,314)  (6,389,961)
                        --------   -----------   --------   -----------   --------  -----------
Net increase (decrease) (229,390)  $(1,978,560)  (216,398)  $(2,039,854)  (241,404) $(1,865,771)
                        ========   ===========   ========   ===========   ========  ===========

                                                  Biotech/Health Fund#
                        -----------------------------------------------------------------------
                                                       Class C(1)
                        -----------------------------------------------------------------------
                                For the
                            six months ended             For the                 For the
                             March 31, 2005        eleven months ended          year ended
                              (unaudited)           September 30, 2004       October 31, 2003
                        ----------------------   ----------------------   ---------------------
                          Shares      Amount       Shares      Amount      Shares      Amount
                        --------   -----------   --------   -----------   --------  -----------
Shares sold............   52,581   $   462,903    143,510   $ 1,438,774    211,434  $ 1,825,147
Reinvested dividends...       --            --         --            --         --           --
Shares redeemed........ (255,797)   (2,212,670)  (279,256)   (2,695,203)  (551,787)  (4,263,083)
                        --------   -----------   --------   -----------   --------  -----------
Net increase (decrease) (203,216)  $(1,749,767)  (135,746)  $(1,256,429)  (340,353) $(2,437,936)
                        ========   ===========   ========   ===========   ========  ===========

--------
#  See Note 2
* Includes automatic conversion of 6,565 shares of Class B shares in the amount of $56,014 to 6,369 shares of Class A shares in the amount of $56,014.
@ Includes automatic conversion of 29,963 shares of Class B shares in the amount of $294,679 to 29,231 shares of Class A shares in the amount of $294,679.
(1)Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (unaudited)
        (continued)


                                                Tax Managed Equity Fund#
                        -----------------------------------------------------------------------
                                                        Class A
                        -----------------------------------------------------------------------
                                For the
                            six months ended             For the                 For the
                             March 31, 2005        eleven months ended          year ended
                              (unaudited)           September 30, 2004       October 31, 2003
                        ----------------------   ----------------------   ---------------------
                          Shares      Amount       Shares      Amount      Shares      Amount
                        --------   -----------   --------   -----------   --------  -----------
Shares sold............   37,064+  $   432,634+    84,726@  $   934,523@    70,444  $   672,205
Reinvested dividends...    5,392        64,327         --            --         --           --
Shares redeemed........ (172,880)   (2,029,305)  (299,486)   (3,349,507)  (494,385)  (4,600,304)
                        --------   -----------   --------   -----------   --------  -----------
Net increase (decrease) (130,424)  $(1,532,344)  (214,760)  $(2,414,984)  (423,941) $(3,928,099)
                        ========   ===========   ========   ===========   ========  ===========

                                                Tax Managed Equity Fund#
                        -----------------------------------------------------------------------
                                                        Class B
                        -----------------------------------------------------------------------
                                For the
                            six months ended             For the                 For the
                             March 31, 2005        eleven months ended          year ended
                              (unaudited)           September 30, 2004       October 31, 2003
                        ----------------------   ----------------------   ---------------------
                          Shares      Amount       Shares      Amount      Shares      Amount
                        --------   -----------   --------   -----------   --------  -----------
Shares sold............   10,358   $   117,349     75,226   $   808,880     74,626  $   688,358
Reinvested dividends...       --            --         --            --         --           --
Shares redeemed........ (232,067)+  (2,626,624)+ (495,633)@  (5,346,758)@ (768,187)  (6,967,422)
                        --------   -----------   --------   -----------   --------  -----------
Net increase (decrease) (221,709)  $(2,509,275)  (420,407)  $(4,537,878)  (693,561) $(6,279,064)
                        ========   ===========   ========   ===========   ========  ===========

                                                Tax Managed Equity Fund#
                        -----------------------------------------------------------------------
                                                       Class C(1)
                        -----------------------------------------------------------------------
                                For the
                            six months ended             For the                 For the
                             March 31, 2005        eleven months ended          year ended
                              (unaudited)           September 30, 2004       October 31, 2003
                        ----------------------   ----------------------   ---------------------
                          Shares      Amount       Shares      Amount      Shares      Amount
                        --------   -----------   --------   -----------   --------  -----------
Shares sold............   20,537   $   233,767     68,670   $   736,427    168,595  $ 1,555,227
Reinvested dividends...       --            --         --            --         --           --
Shares redeemed........ (223,603)   (2,542,673)  (648,369)   (6,961,518)  (910,268)  (8,270,207)
                        --------   -----------   --------   -----------   --------  -----------
Net increase (decrease) (203,066)  $(2,308,906)  (579,699)  $(6,225,091)  (741,673) $(6,714,980)
                        ========   ===========   ========   ===========   ========  ===========

--------
#  See Note 2
+ Includes automatic conversion of 6,341 shares of Class B shares in the amount of $70,011 to 6,121 shares of Class A shares in the amount of $70,011.
@ Includes automatic conversion of 11,528 shares of Class B shares in the amount of $120,142 to 11,144 shares of Class A shares in the amount of $120,142.
(1)Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (unaudited)
        (continued)


Note 8. Line of Credit

   The SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the period ended March 31, 2005, the following Funds had borrowings:

                                                                 Weighted
                                  Days     Interest Average Debt Average
Fund                           Outstanding Charges    Utilized   Interest
----                           ----------- -------- ------------ --------
Blue Chip Growth..............     31       $1,231   $  516,951    2.85%
Growth Opportunities..........      1           81    1,136,911    2.56%
New Century...................     11          547      773,780    2.30%
Balanced Assets...............     69        4,283      801,209    2.82%
International Equity..........     25          432      246,563    2.49%
Biotech/Health................      9          771    1,106,751    2.83%

   At March 31, 2005, there were no borrowings outstanding.

Note 9. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended March 31, 2005, none of the Funds participated in this program.

Note 10. Transactions with Affiliates

   As disclosed in the portfolio of investments, certain Funds own common stock issued by American International Group, Inc. ("AIG") or an affiliate thereof. SAAMCo, the Investment Adviser, is a wholly-owned subsidiary of AIG. During the period ended March 31, 2005, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

                                           Market                                                 Market
                                          Value at                                    Change in  Value at
                                        September 30,  Cost of  Cost of   Realized   Unrealized  March 31,
Fund                 Security    Income     2004      Purchases  Sales   Gain (Loss) Gain (Loss)   2005
----               ------------- ------ ------------- --------- -------- ----------- ----------- ---------
                        American
                   International
Tax Managed Equity   Group, Inc. $1,028   $543,920       $--    $222,586  $(23,530)   $(48,459)  $249,345

Note 11. Trustees Retirement Plan

   The Trustees of the SunAmerica Equity Funds have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the AIG SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before 70, or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each AIG SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2005 -- (unaudited)
        (continued)

   amounts credited under the preceding clause during prior years is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   The following amounts for the Retirement Plan Liabilities are included in the Trustee fees and expenses payable line on the Statement of Assets and Liabilities and the Amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                               Retirement Plan Retirement Plan Retirement Plan
Fund                              Liability        Expense        Payments
----                           --------------- --------------- ---------------
                                            As of March 31, 2005
-                              -----------------------------------------------
Blue Chip Growth..............     $31,211         $  719          $1,219
Growth Opportunities..........      25,779            769             882
New Century...................      50,630            658           2,157
Growth and Income.............      39,436          1,188           1,238
Balanced Assets...............      87,466          1,491           3,604
International Equity..........      17,998            565             633
Value.........................      29,281          1,255             947
Biotech/Health................       5,165            282             126
Tax Managed Equity............      10,609            353             295

Note 12. Investment Concentration

   Some of the Portfolios may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primary risks of the International Equity Fund. At March 31, 2005, the International Equity Fund had approximately 22% of its net assets invested in equity securities of companies domiciled in Japan.

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- March 31, 2005 -- (unaudited)

Approval of Advisory Agreements: The Board of Trustees (the "Board"), including the Trustees that are not interested persons of SunAmerica Equity Funds (the "Funds") (the "Disinterested Trustees"), last approved the Investment Advisory and Management Agreement between the Funds and AIG SunAmerica Asset Management Corp. ("SAAMCo") (the "Advisory Agreement") for a period of six months, at a meeting held on February 22, 2005. Prior to this most recent approval, at a meeting held on December 1, 2004, the Board, including a majority of the Disinterested Trustees, approved the Advisory Agreement for a three-month period.

In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), the Board was provided with materials relating to its consideration of the Advisory Agreement. These materials assisted the Board in analyzing: (1) the nature, extent and quality of services to be provided by SAAMCo; (2) the costs of services to be provided and benefits realized by SAAMCo, including a comparison of fees with those of other advisors, as well as SAAMCo's profitability and financial condition; (3) the terms of the Advisory Agreement; (4) whether the Funds would benefit from economies of scale; (5) SAAMCo's overall organization, as well as its compliance policies and history; and (6) the investment performance of the Funds in their peer groups as determined by Lipper ("Peer Group") and against their benchmarks and performance of SAAMCo. Experienced counsel that is independent of SAAMCo provided guidance to the Disinterested Trustees. These factors, as described in more detail below, were considered by the Board.

Nature, Extent and Quality of Services

The Board, including the Disinterested Trustees, considered the nature, quality and extent of services to be provided by SAAMCo. In making its evaluation, the Board considered that SAAMCo acts as investment manager and adviser to the Funds, manages the daily business affairs of the Funds, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies. Additionally, SAAMCo provides office space, accounting, legal, compliance, clerical and administrative services (exclusive of, and in addition to, overseeing of any such service provided by any others retained by the Funds), and has authorized any of its officers and employees, if elected, to serve as officers or trustees of the Funds without compensation. Finally, SAAMCo is responsible for monitoring and reviewing the activities of third-party service providers.

In making their determination regarding the nature and quality of SAAMCo's services, the Board considered SAAMCo's responsibility to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration of the Funds. The Board also reviewed the experience of the portfolio managers and research staff, SAAMCo's investment style and process, and the level and process of monitoring the managers. The Board also reviewed the performance of the Funds, the details of which are described below.

The Board also reviewed the compliance and administrative services of SAAMCo. The Board noted that SAAMCo provides and compensates a Chief Compliance Officer for the Funds, and that SAAMCo currently had a compliance staff of eight people. The Board analyzed the structure and duties of SAAMCo's accounting, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and that there was a reasonable basis on which to conclude that SAAMCo would continue to provide a high quality of investment management services.

Fees and Expenses

The Board, including the Disinterested Trustees, received and reviewed information regarding the fees paid by the Funds to SAAMCo for investment advisory and management services. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of SAAMCo's services and any additional benefits received by SAAMCo or its affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the fees, the Board received reports prepared independently by Lipper, Inc. ("Lipper"). The reports showed comparative fee information of the Funds' Peer Groups as determined objectively by Lipper, and rankings within the relevant Lipper categories, as well as reports prepared by SAAMCo. In considering the reasonableness of the advisory fee, the Board reviewed a number of expense comparisons, including: (i) contractual management fees; (ii) actual total expenses; and (iii) actual and allowable 12b-1 and non-12b-1 fees. The Board also took into account that the fee arrangements included breakpoints that will adjust the fee downward as the size of Funds increase, thereby allowing the shareholders to participate in economies of scale. The

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- March 31, 2005 -- (unaudited) (continued)

Board noted that expense caps agreed to by SAAMCo and approved by the Board for the Funds, benefited shareholders to a similar extent as if breakpoints in the Advisory Agreement were implemented (by keeping fees down even in the absence of economies of scale). The Board also reviewed the reports from the past year on soft dollar commissions. These reports included information on brokers and total commissions paid for each Fund. The reports also detailed the types of research and services SAAMCo obtained in connection with soft dollar commissions.

Additionally, the Board reviewed the Funds' expense ratios and analyzed the expense reimbursements and net expense ratio caps contractually agreed upon by SAAMCo. The Board compared the Funds' net expense ratios to those of other funds within their respective Lipper Peer Groups. Based upon the reports prepared by Lipper and other information provided by SAAMCo and by counsel to the Disinterested Trustees, the Board was satisfied that the fee and expense ratios of the Funds were acceptable given the quality of services expected to be provided and were comparable to the fee and expense ratios of similar funds within the same Lipper Peer Groups.

On the basis of the information considered, the Board was satisfied that the advisory fee rates were fair in light of the usual and customary charges made for services of the same nature and quality.

Costs of Services and Benefits Derived, as well as the Adviser's Profitability and Financial Condition.

The Board, including the Disinterested Trustees, considered the direct and indirect costs and benefits of providing SAMMCo's services to the Funds. The Board reviewed confidential financial statements relating to SAAMCo's profitability and financial condition with respect to the services it provided the Funds, and considered how profit margins could affect SAAMCo's ability to recruit and retain qualified investment personnel. The Board concluded that SAAMCo had a satisfactory financial condition, and that their profitability was not excessive as compared to standards set forth in applicable Court cases and other available industry information.

With respect to indirect costs and benefits, the Board was informed, based on management's judgment, that (1) any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Funds are inconsequential to the analysis of the adequacy of the advisory fees, and (2) any collateral benefits derived as a result of providing advisory services to the Funds are de minimis and do not impact upon the reasonableness of the advisory fee. The Board also considered the reputational value to SAAMCo from serving as investment adviser.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Funds were not excessive.

Terms of the Advisory Agreement

The Board, including the Disinterested Trustee, reviewed the terms of the Advisory Agreement including the duties and responsibilities undertaken by SAAMCo. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Trustees and Officers who are employees of SAAMCo. The Board also considered the termination and liability provisions of the Advisory Agreement.

Economies of Scale

The Board, including the Disinterested Trustees, considered whether the Funds have benefited from economies of scale and whether there is potential for future realization of economies with respect to the Funds. The Board concluded that any potential economies of scale are being shared between shareholders and SAAMCo in an appropriate manner. The Board considered that the Funds in the AIG SunAmerica complex share common resources and as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of AIG SunAmerica as it adds labor and capital to expand the scale of operations.

The Board concluded that the advisory fee structure was reasonable and that no changes were currently necessary to further reflect economies of scale. The Board noted that it will continue to review fees, including breakpoints and expense caps in connection with contract renewals.

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- March 31, 2005 -- (unaudited) (continued)


The Overall Organization of the Adviser.

The Trustees considered the benefit to shareholders of investing in a Fund that is part of a family of funds offering a variety of types of mutual funds and shareholder services. The Trustees also considered SAAMCo's experience in providing management and investment advisory services to individuals, pension, corporate and trust accounts, including approximately 130 mutual funds (not including the Funds), and the fact that SAAMCo currently manages, advises and/or administers approximately $40.7 billion of assets. The Trustees also considered SAAMCo's record of compliance with each Funds' objective, strategies and restrictions and its positive regulatory and compliance history. The Trustees also considered SAAMCo's relationships with its affiliates and the resources available to them.

Compliance

The Board reviewed SAAMCo's compliance and regulatory history, and inquired whether it had been the target of any regulatory actions or investigations. In addition, the Board reviewed information concerning SAAMCo's compliance staff that would be responsible for providing compliance functions on behalf of the Funds. Finally, the Board reviewed the Code of Ethics of SAAMCo, and determined that it contains provisions reasonably necessary to prevent fraudulent, deceptive or manipulative acts by personnel in connection with their personal transactions in securities held or to be acquired by the Funds.

Investment Performance

The Board regularly reviews the performance of the Funds over various periods of time. At the Board meeting held on December 1, 2004, in connection with the approval of the continuation of the Advisory Agreement, the Board reviewed the short-term, one-, three- and five-year (as applicable) performance numbers of the Funds. The Board, including the Disinterested Trustees, received and reviewed information regarding the investment performance of the Funds compared to their respective benchmarks, other funds in their respective Lipper Peer Group, and to an appropriate index or combination of indices.

The Board questioned the performance of some of the Funds and reviewed materials previously requested. The Board was presented with performance reports independently prepared by Lipper. Based on the Lipper reports, the Board reviewed the Funds' annualized total return for the prior fiscal quarter, one-, three- and five-year periods ending on September 30, 2004. Based on the investment reports prepared by senior management, the Board noted that with the exception of the Balanced Assets Fund, Growth Opportunities Fund and Biotech/Health Fund, each Fund ranked in the first or second quartile of its Lipper Peer Group for the quarter ending September 30, 2004. Additionally, based on the detailed investment reports prepared by SAAMCo, the Board noted that the Growth Opportunities Fund and Biotech/Health Fund had failed to improve its Lipper Peer Group rankings since the period ending June 30, 2004, and while the Balanced Asset Fund had improved its Lipper ranking significantly, continued improvement is still expected. The Board noted the measures being taken by management in an effort to achieve better performance. Finally, the Board noted that the Blue Chip Growth Fund, Growth and Income Fund and New Century Fund had improved Lipper Peer Group rankings, were satisfactorily performing as compared to their comparable indices and were performing in line with their expectations.

After a full and complete discussion, the Board renewed the Advisory Agreement with respect to the Funds for a period of three months. The Board explained its rationale for the continuation of the Advisory Agreement and stated that while they were encouraged by the better results over the prior three months, they did not feel that consistent performance had been achieved. The Board stated it was supportive of the efforts of SAAMCo in improving performance, they had decided that it was in the best interest of the Funds, and their shareholders, to review performance again in February.

At the next Board meeting on February 22, 2005, the Board again reviewed the performance of the Funds. The Board reviewed materials prepared by Lipper, and information prepared by SAAMCo based on information provided by Morningstar, an independent provider of investment company data. The performance information provided included the annualized returns for the prior fiscal quarter, one-, three- and five-year periods ended December 31, 2004.

Based on its review of the information provided, the Board noted that the Growth and Income Fund, New Century Fund, Value Fund and Blue Chip Growth Fund continued to perform in line with the Board's expectations. Both the New Century Fund and the Growth and Income Fund continued to outperform their comparable indices, and remained in the first and second quartiles of its Lipper Peer Group rankings, respectively. Additionally, the Value Fund performed in line with the Board's expectation by outperforming its index for the past one-, three- and five-year periods and ranking in the second quartile of its Lipper Peer Group. Additionally, based on the

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- March 31, 2005 -- (unaudited) (continued)

detailed investment reports prepared by senior management, the Board noted that the Growth Opportunities Fund and Biotech/Health Fund showed positive short-term increases in performance, having outperformed their relative indices for the past quarter ending December 31, 2004.

The Board being encouraged with the improvement of investment performance as generated by SAAMCo and that management was addressing concerns where a Fund was under performing, the Board renewed the Advisory Agreement with respect to the Funds for a period of six months. The Board noted that they would continue to carefully monitor the performance of the Funds and reserved the right to take definitive action when the Advisory Agreement came up for renewal if performance did not meet the goals as set forth by the Board. The Board also took notice of management's enhancement of the investment group with the addition of an analyst and that they would continue to add staff when necessary. Finally, the Board acknowledged the efforts of management and specifically the entire investment team, in dealing with the issues of concern to the Board.

Conclusion

Based on their evaluation of all material factors and assisted by the advice of independent counsel, the Board, including the Disinterested Trustees, were satisfied that the terms of the Advisory Agreement were fair, and in the best interest of the Funds and its shareholders, and that the advisory fee rates provided in the Advisory Agreement are acceptable in light of the usual and customary charges made for services of similar nature and quality. In arriving at a decision to approve the continuation of the Advisory Agreement, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.

        SunAmerica Equity Funds
        TRUSTEE AND OFFICER INFORMATION -- March 31, 2005 -- (unaudited)

The following table contains basic information regarding the Trustees and Officers that oversee operations of the Funds and other investment companies within the Fund complex.

                                                                                 Number of
                        Position     Term of                                   Portfolios in
        Name,          Held With    Office and                                 Fund Complex
     Address and       SunAmerica   Length of        Principal Occupations      Overseen by       Other Directorships
    Date of Birth*      Complex   Time Served(4)      During Past 5 Years       Trustee(1)        Held by Trustee(2)
---------------------- ---------- -------------- ----------------------------- ------------- -----------------------------
Trustees

Jeffrey S. Burum        Trustee    2004-Present  Founder and CEO of                 36       None
DOB: February 27, 1963                           National Housing
                                                 Development Corp.

Dr. Judith L. Craven    Trustee    2001-Present  Retired.                           76       Director, A.G. Belo
DOB: October 6, 1945                                                                         Corporation (1992 to
                                                                                             present); Director, Sysco
                                                                                             Corporation (1996 to
                                                                                             present); Director, Luby's,
                                                                                             Inc. (1998 to present):
                                                                                             Director, University of Texas
                                                                                             Board of Regents
                                                                                             (2001-Present).

William F. Devin        Trustee    2001-Present  Retired.                           76       Member of the Board of
DOB: December 30, 1938                                                                       Governors, Boston Stock
                                                                                             Exchange (1985-Present).

Samuel M. Eisenstat     Chairman   1986-Present  Attorney, solo practitioner.       46       Director, North European Oil
DOB: March 7, 1940      of the                                                               Royalty Trust.
                        Board

Stephen J. Gutman       Trustee    1986-Present  Partner and Member of              46       None
DOB: May 10, 1943                                Managing Directors, Beau
                                                 Brummel-Soho LLC
                                                 (Licensing of menswear
                                                 specialty retailing and other
                                                 activities) (June 1988 to
                                                 present)

Peter A. Harbeck(3)     Trustee    1995-Present  President, CEO and Director,       85       None
DOB: January 23, 1954                            SAAMCo. (August 1995 to
                                                 present); Director, AIG
                                                 SunAmerica Capital
                                                 Services, Inc. ("SACS")
                                                 (August 1993 to present)

William J. Shea(5)      Trustee    2004-Present  President and CEO, Conseco,        46       None
DOB: February 9, 1948                            Inc. (Financial Services)
                                                 (2001-2004); Chairman of
                                                 the Board of Centennial
                                                 Technologies, Inc. (1998 to
                                                 2001); Vice Chairman, Bank
                                                 Boston Corp. (1993-1998)

        SunAmerica Equity Funds
        TRUSTEE AND OFFICER INFORMATION -- March 31, 2005 -- (unaudited) (continued)

                                                                             Number of
                    Position     Term of                                   Portfolios in
      Name,        Held With    Office and                                 Fund Complex
   Address and     SunAmerica   Length of        Principal Occupations      Overseen by  Other Directorships
  Date of Birth*    Complex   Time Served(4)      During Past 5 Years       Trustee(1)   Held by Trustee(2)
------------------ ---------- -------------- ----------------------------- ------------- -------------------
Officers

Vincent M. Marra   President   2004-Present  Senior Vice President and          N/A      N/A
DOB: May 28, 1950                            Chief Operating Officer,
                                             SAAMCo (February 2003 to
                                             Present); Chief
                                             Administrative Officer and
                                             Chief Financial Officer,
                                             Carret & Co., LLC (June
                                             2002 to February 2003);
                                             President, Bowne Digital
                                             Solutions (1999 to May
                                             2002)

Donna M. Handel    Treasurer   2002-Present  Assistant Treasurer (1993 to       N/A      N/A
DOB: June 25, 1966                           2002); Senior Vice President,
                                             SAAMCo (December 2004
                                             to Present); Vice President,
                                             SAAMCo (1997 to
                                             December 2004)

--------
* The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (32 portfolios), VALIC Company I (24 portfolios), VALIC Company II (15 funds), Seasons Series Trust (24 portfolios) and AIG Series Trust (4 portfolios).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(3) Interested Trustee, as defined within the Investment Company Act of 1940, because he is an officer and a director of the advisor and a director of the principal underwriter of, the Trust.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan as discussed in Note 11 of the financial statements.
(5) Effective November 30, 2004, William J. Shea began serving as a Director.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling
(800) 858-8850.

[LOGO] AIG Sun America
Mutual Funds

            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992


Directors/Trustees         Investment Adviser         DISCLOSURE OF QUARTERLY
 Samuel M. Eisenstat        AIG SunAmerica Asset      PORTFOLIO HOLDINGS
 Peter A. Harbeck             Management Corp.        The Trust is required to
 Dr. Judith L. Craven       Harborside Financial      file its com-plete
 William F. Devin             Center                  schedule of portfolio
 Stephen J. Gutman          3200 Plaza 5              holdings with the U.S.
 Jeffrey S. Burum           Jersey City, NJ           Securities and Exchange
 William J. Shea              07311-4992              Commission for its first
                                                      and third fiscal quarters
Officers                   Distributor                on Form N-Q for fiscal
 Vincent M. Marra,          AIG SunAmerica Capital    quar-ters ending after
   President                  Services, Inc.          July 9, 2004. Once filed,
 Donna M. Handel,           Harborside Financial      the Trust's Form N-Q will
   Treasurer                  Center                  be available without
 Brian P. Clifford, Vice    3200 Plaza 5              charge on the U.S.
   President                Jersey City, NJ           Securities and Exchange
 Francis Gannon, Vice         07311-4992              Commission's website at
   President                                          www.sec.gov. You can also
 J. Steven Neamtz, Vice    Shareholder Servicing      obtain copies of Form N-Q
   President               Agent                      by (i) visit-ing the U.S.
 Timothy Pette, Vice        AIG SunAmerica Fund       Securities and Exchange
   President                  Services, Inc.          Commission's Public
 Cynthia Gibbons, Vice      Harborside Financial      Reference Room in
   President and Chief        Center                  Washington, DC
   Compliance Officer       3200 Plaza 5              (information on the
 Thomas Lynch, Secretary    Jersey City, NJ           operation of the Public
 Gregory R. Kingston,         07311-4992              Reference Room may be
   Vice President and                                 obtained by calling
   Assistant Treasurer     Custodian and Transfer     1-800-SEC-0330); (ii)
 Corey Issing, Assistant   Agent                      sending your request and
   Secretary                State Street Bank and     a duplicating fee to the
                              Trust Company           U.S. Securities and
                            P.O. Box 419572           Exchange Commis-sion's
                            Kansas City, MO           Public Reference Room,
                              64141-6572              Wash-ington, DC
                                                      20549-0102 or (iii)
                           VOTING PROXIES ON TRUST    sending your request
                           PORTFOLIO SECURITIES       electronically to
                           A description of the       publicinfo.sec.gov.
                           policies and proce-dures
                           that the Trust uses to     This report is submitted
                           determine how to vote      solely for the general
                           proxies relating to        information of
                           secu-rities held in the    shareholders of the Fund.
                           Fund's portfolio which is  Distribution of this
                           available in the Trust's   report to persons other
                           State-ment of Additional   than shareholders of the
                           Information, may be        Fund is authorized only
                           obtained without charge    in connection with a
                           upon re-quest, by calling  currently effective
                           (800) 858-8850. This       prospectus, setting forth
                           information is also        details of the Fund,
                           available from the EDGAR   which must precede or
                           database on the U.S.       accompany this report.
                           Secu-rities and Exchange
                           Commission's website at    The accompanying report
                           http://www.sec.gov.        has not been audited by
                                                      independent accountants
                           PROXY VOTING RECORD ON     and accordingly no
                           SUNAMERICA EQUITY FUNDS    opinion has been
                           Information regarding how  expressed thereon.
                           SunAmerica Equity Funds
                           voted prox-ies relating
                           to securities held in the
                           SunAmerica Equity Funds
                           during the twelve month
                           period ended June 30,
                           2004 is available without
                           charge, upon request, by
                           calling (800)858-8850 or
                           on the U.S. Securities
                           and Exchange Commission's
                           website at
                           http://www.sec.gov.

     [LOGO]

AIG Sun America
    Mutual Funds

Distributed by:
AIG SunAmerica Capital Services, Inc.

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund distributed by AIG SunAmerica Capital Services, Inc. before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before you invest.

www.sunamericafunds.com

EQSAN-3/05

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Schedule of Investments.

         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         Not applicable.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting. However, internal controls with respect to monitoring proof of claim filings have been enhanced.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By: /s/ Vincent M. Marra
    -------------------
    Vincent M. Marra
    President

Date: June 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    -------------------
    Vincent M. Marra
    President

Date: June 9, 2005

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: June 9, 2005